BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 5.7%
522 Funding CLO Ltd., Series 2019-4A, Class
D, (LIBOR USD 3 Month + 3.85%), 4.07%,
04/20/30
(a)(b)
.................... USD 1,000 $ 1,000,303
AIG CLO Ltd., Series 2019-2A, Class A,
(LIBOR USD 3 Month + 1.36%), 1.57%,
10/25/32
(a)(b)
.................... 3,000 3,002,980
AIMCO CLO 10 Ltd., Series 2019-10A, Class
D, (LIBOR USD 3 Month + 3.55%), 3.77%,
07/22/32
(a)(b)
.................... 750 751,226
Ajax Mortgage Loan Trust
(b)
:
Series 2017-D, Class A, 3.75%, 12/25/57 680 696,397
Series 2018-A, Class A, 3.85%, 04/25/58
(c)
1,762 1,761,587
Series 2018-E, Class A, 4.38%, 06/25/58
(a)
2,636 2,664,511
Series 2018-F, Class A, 4.38%, 11/25/58
(a)(c)
2,619 2,640,067
Series 2018-G, Class A, 4.38%, 06/25/57
(a)(c)
2,373 2,370,113
Series 2019-E, Class A, 3.00%, 09/25/59
(d)
2,209 2,202,416
Series 2019-E, Class B, 4.88%, 09/25/59
(d)
280 250,506
Series 2019-E, Class C, 0.00%, 09/25/59 634 381,336
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (LIBOR USD 3 Month + 2.15%), 2.36%,
10/21/28
(a)(b)
.................... 1,000 990,150
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 2.09%, 10/15/29
(a)(b)
3,000 3,003,665
ALM XVI Ltd.
(a)(b)
:
Series 2015-16A, Class BR2, (LIBOR USD
3 Month + 1.90%), 2.14%, 07/15/27 .. 1,200 1,186,730
Series 2015-16A, Class CR2, (LIBOR USD
3 Month + 2.70%), 2.94%, 07/15/27 .. 1,000 991,982
Anchorage Capital CLO 4-R Ltd.
(a)(b)
:
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.07%, 01/28/31 ... 1,000 972,783
Series 2014-4RA, Class D, (LIBOR USD 3
Month + 2.60%), 2.82%, 01/28/31 ... 1,000 946,516
Anchorage Capital CLO Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 3.20%),
3.42%, 10/13/30
(a)(b)
............... 1,000 986,421
Anchorage Capital Europe CLO 2 DAC, Series
2X, Class E, (EURIBOR 3 Month + 5.66%),
5.66%, 05/15/31
(a)
................ EUR 140 168,521
Apidos CLO XV, Series 2013-15A, Class CRR,
(LIBOR USD 3 Month + 1.85%), 2.07%,
04/20/31
(a)(b)
.................... USD 500 491,429
Apidos CLO XX
(a)(b)
:
Series 2015-20A, Class BRR, (LIBOR USD
3 Month + 1.95%), 2.18%, 07/16/31 .. 1,000 977,199
Series 2015-20A, Class CR, (LIBOR USD 3
Month + 2.95%), 3.18%, 07/16/31 ... 1,500 1,449,384
Apidos CLO XXII, Series 2015-22A, Class CR,
(LIBOR USD 3 Month + 2.95%), 3.17%,
04/20/31
(a)(b)
.................... 500 479,678
Apidos CLO XXXII, Series 2019-32A, Class
C, (LIBOR USD 3 Month + 2.40%), 2.62%,
01/20/33
(a)(b)
.................... 500 500,781
Arbour CLO IV DAC, Series 4X, Class E,
(EURIBOR 3 Month + 5.60%), 5.60%,
01/15/30
(a)
..................... EUR 183 216,552
Ares XLIV CLO Ltd., Series 2017-44A, Class
C, (LIBOR USD 3 Month + 3.45%), 3.69%,
10/15/29
(a)(b)
.................... USD 1,000 994,112
Ares XLIX CLO Ltd., Series 2018-49A, Class
D, (LIBOR USD 3 Month + 3.00%), 3.22%,
07/22/30
(a)(b)
.................... 1,000 987,995
Ares XXXVII CLO Ltd.
(a)(b)
:
Series 2015-4A, Class BR, (LIBOR USD 3
Month + 1.80%), 2.04%, 10/15/30 ... 250 243,325
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2015-4A, Class CR, (LIBOR USD 3
Month + 2.65%), 2.89%, 10/15/30 ... USD 1,000 $ 978,651
Atrium XV, Series 15A, Class D, (LIBOR USD 3
Month + 3.00%), 3.21%, 01/23/31
(a)(b)
... 500 484,745
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31
(a)
..................... EUR 260 288,692
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE5, Class 1A4, (LIBOR USD
1 Month + 0.30%), 0.45%, 06/25/47
(a)
... USD 3,300 3,061,706
Capital Four CLO II DAC, Series 2X, Class
E, (EURIBOR 3 Month + 5.91%), 5.37%,
01/15/34
(a)
..................... EUR 100 117,278
CIFC European Funding CLO III DAC, Series
3X, Class E, (EURIBOR 3 Month + 5.61%),
5.08%, 01/15/34
(a)
................ 100 118,500
CIFC Funding Ltd.
(a)(b)
:
Series 2013-4A, Class DRR, (LIBOR USD 3
Month + 2.80%), 3.02%, 04/27/31 ... USD 1,000 986,659
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.95%), 2.16%, 10/21/31 ... 1,000 993,872
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 2.80%), 3.01%, 10/21/31 ... 1,000 1,000,713
Series 2017-1A, Class D, (LIBOR USD 3
Month + 3.50%), 3.71%, 04/23/29 ... 1,000 985,576
Series 2017-5A, Class B, (LIBOR USD 3
Month + 1.85%), 2.07%, 11/16/30 ... 1,500 1,474,227
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class C, (LIBOR USD 3 Month + 2.25%),
2.49%, 07/15/30
(a)(b)
............... 2,000 1,992,102
Dryden 86 CLO Ltd., Series 2020-86A, Class
C, (LIBOR USD 3 Month + 2.80%), 3.03%,
07/17/30
(a)(b)(c)
................... 1,500 1,496,250
Flatiron CLO 19 Ltd.
(a)(b)
:
Series 2019-1A, Class C, (LIBOR USD 3
Month + 2.70%), 2.92%, 11/16/32 ... 1,000 1,002,694
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.90%), 4.12%, 11/16/32 ... 1,500 1,505,143
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.19%,
07/15/31
(a)(b)
.................... 500 487,578
GoldenTree Loan Management US CLO 5 Ltd.,
Series 2019-5A, Class D, (LIBOR USD 3
Month + 3.85%), 4.07%, 10/20/32
(a)(b)
... 1,000 1,002,889
Greene King Finance plc
(a)
:
Series B1,  (LIBOR GBP 3 Month + 1.80%),
1.84%, 12/15/34 ............... GBP 100 100,574
Series B2,  (LIBOR GBP 3 Month + 2.08%),
2.12%, 03/15/36 ............... 100 97,820
Greywolf CLO V Ltd., Series 2015-1A, Class
BR, (LIBOR USD 3 Month + 2.00%), 2.21%,
01/27/31
(a)(b)
.................... USD 500 491,185
Gulf Stream Meridian 1 Ltd.
(a)(b)
:
Series 2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 1.61%, 04/15/33 ... 3,000 3,000,534
Series 2020-IA, Class B, (LIBOR USD 3
Month + 2.00%), 2.24%, 04/15/33 ... 2,000 2,002,202
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 5.57%,
10/15/31
(a)
..................... EUR 330 383,582
Invesco Euro CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.81%), 5.81%,
01/15/34
(a)
..................... 100 117,278
Kayne CLO 5 Ltd., Series 2019-5A, Class D,
(LIBOR USD 3 Month + 3.80%), 4.01%,
07/24/32
(a)(b)
.................... USD 500 499,851

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Kayne CLO I Ltd., Series 2018-1A, Class C,
(LIBOR USD 3 Month + 2.00%), 2.24%,
07/15/31
(a)(b)
.................... USD 1,000 $ 983,354
Legacy Mortgage Asset Trust, Series 2019-
SL2, Class A, 3.38%, 02/25/59
(a)(b)(c)
.... 2,586 2,593,303
Lucali CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 3.60%), 3.84%,
01/15/33
(a)(b)
.................... 1,000 1,000,000
Mariner CLO Ltd., Series 2017-4A, Class D,
(LIBOR USD 3 Month + 3.05%), 3.26%,
10/26/29
(a)(b)
.................... 1,300 1,260,341
Marino Park CLO DAC, Series 1X, Class D,
(EURIBOR 3 Month + 5.67%), 5.67%,
01/16/34
(a)
..................... EUR 100 117,244
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE6, Class A2, (LIBOR USD 1
Month + 0.14%), 0.29%, 05/25/37
(a)
.... USD 3,259 2,834,854
Neuberger Berman CLO XVII Ltd., Series 2014-
17A, Class CR2, (LIBOR USD 3 Month +
2.00%), 2.22%, 04/22/29
(a)(b)
......... 1,000 989,738
Neuberger Berman CLO XXII Ltd., Series
2016-22A, Class CR, (LIBOR USD 3 Month
+ 2.20%), 2.42%, 10/17/30
(a)(b)
........ 1,000 993,311
Neuberger Berman CLO XXIII Ltd.
(a)(b)
:
Series 2016-23A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.37%, 10/17/27 ... 500 498,842
Series 2016-23A, Class DR, (LIBOR USD 3
Month + 2.90%), 3.12%, 10/17/27 ... 500 497,503
OCP CLO Ltd.
(a)(b)
:
Series 2015-8A, Class CR, (LIBOR USD 3
Month + 2.80%), 3.02%, 04/17/27 ... 500 499,995
Series 2020-18A, Class D, (LIBOR USD 3
Month + 4.33%), 4.55%, 04/20/30 ... 250 250,768
OCP Euro CLO DAC
(a)
:
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 5.00%, 01/15/32 ... EUR 148 172,812
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 6.40%, 01/15/32 ... 100 111,970
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (LIBOR USD 3 Month
+ 2.25%), 2.46%, 10/24/30
(a)(b)
........ USD 1,000 995,752
Octagon Investment Partners 31 LLC, Series
2017-1A, Class C, (LIBOR USD 3 Month +
2.40%), 2.62%, 07/20/30
(a)(b)
......... 1,000 978,692
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class D, (LIBOR USD 3 Month + 3.75%),
3.97%, 10/22/32
(a)(b)
............... 1,000 1,001,950
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (LIBOR USD 3 Month + 2.95%),
3.17%, 01/20/32
(a)(b)
............... 500 497,461
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(d)
.... 1,111 1,096,306
OZLME BV, Series 1X, Class ER, (EURIBOR 3
Month + 5.90%), 5.90%, 01/18/30
(a)
.... EUR 158 188,132
OZLME II DAC, Series 2X, Class E, (EURIBOR
3 Month + 4.90%), 4.90%, 10/15/30
(a)
... 100 117,977
Palmer Square CLO Ltd.
(a)(b)
:
Series 2013-2A, Class BRR, (LIBOR USD 3
Month + 2.20%), 2.42%, 10/17/31 ... USD 2,000 1,999,988
Series 2015-1A, Class BR2, (LIBOR USD 3
Month + 2.25%), 2.46%, 05/21/29 ... 500 499,995
Series 2015-2A, Class CR2, (LIBOR USD 3
Month + 2.75%), 2.97%, 07/20/30 ... 500 491,859
Series 2018-2A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.88%, 07/16/31 ... 1,000 992,556
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.65%), 2.87%, 11/14/32 ... USD 1,000 $ 1,003,080
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.75%), 3.97%, 11/14/32 ... 1,000 1,002,107
Series 2020-1A, Class C, (LIBOR USD 3
Month + 3.00%), 3.22%, 04/20/29 ... 1,000 997,317
Palmer Square Loan Funding Ltd., Series
2019-3A, Class A2, (LIBOR USD 3 Month +
1.60%), 1.82%, 08/20/27
(a)(b)
......... 1,500 1,497,291
Park Avenue Institutional Advisers CLO Ltd.,
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.85%), 4.07%, 05/15/32
(a)(b)
... 1,500 1,500,589
PPM CLO Ltd., Series 2018-1A, Class C,
(LIBOR USD 3 Month + 2.15%), 2.39%,
07/15/31
(a)(b)
.................... 1,000 992,031
Progress Residential Trust, Series 2019-SFR4,
Class E, 3.44%, 10/17/36
(b)
.......... 3,000 3,072,318
Regata XII Funding Ltd., Series 2019-1A, Class
D, (LIBOR USD 3 Month + 3.75%), 3.99%,
10/15/32
(a)(b)
.................... 1,000 1,003,802
Regatta VII Funding Ltd., Series 2016-1A,
Class DR, (LIBOR USD 3 Month + 2.75%),
2.99%, 12/20/28
(a)(b)
............... 1,000 970,671
Regatta XVI Funding Ltd.
(a)(b)
:
Series 2019-2A, Class C, (LIBOR USD 3
Month + 2.70%), 2.94%, 01/15/33 ... 1,000 1,003,095
Series 2019-2A, Class D, (LIBOR USD 3
Month + 3.90%), 4.14%, 01/15/33 ... 1,000 1,004,176
Rockford Tower CLO Ltd.
(a)(b)
:
Series 2017-2A, Class DR, (LIBOR USD 3
Month + 2.85%), 3.09%, 10/15/29 ... 500 492,903
Series 2017-3A, Class A, (LIBOR USD 3
Month + 1.19%), 1.41%, 10/20/30 ... 1,500 1,499,841
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 2.42%, 10/20/31 ... 500 496,470
Series 2018-2A, Class D, (LIBOR USD 3
Month + 3.10%), 3.32%, 10/20/31 ... 500 499,994
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.85%), 4.07%, 04/20/32 ... 500 500,575
Signal Peak CLO 2 LLC, Series 2015-1A,
Class CR2, (LIBOR USD 3 Month + 1.90%),
2.12%, 04/20/29
(a)(b)
............... 2,000 1,958,888
TCW CLO Ltd.
(a)(b)
:
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.26%, 07/29/29 ... 1,000 992,701
Series 2017-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.36%, 07/29/29 ... 1,000 971,136
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 3.40%), 3.61%, 04/25/31 ... 1,000 1,001,511
TICP CLO IX Ltd., Series 2017-9A, Class D,
(LIBOR USD 3 Month + 2.90%), 3.12%,
01/20/31
(a)(b)
.................... 1,000 992,237
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 3.37%,
07/17/31
(a)(b)
.................... 1,050 1,039,587
TICP CLO VIII Ltd., Series 2017-8A, Class C,
(LIBOR USD 3 Month + 3.10%), 3.32%,
10/20/30
(a)(b)
.................... 1,000 999,988
TICP CLO XI Ltd.
(a)(b)
:
Series 2018-11A, Class C, (LIBOR USD 3
Month + 2.15%), 2.37%, 10/20/31 ... 600 598,138
Series 2018-11A, Class D, (LIBOR USD 3
Month + 3.05%), 3.27%, 10/20/31 ... 1,050 1,049,987
TICP CLO XV Ltd.
(a)(b)
:
Series 2020-15A, Class A, (LIBOR USD 3
Month + 1.28%), 1.50%, 04/20/33 ... 3,500 3,501,904

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-15A, Class C, (LIBOR USD 3
Month + 2.15%), 2.37%, 04/20/33 ... USD 1,000 $ 989,270
Trestles CLO III Ltd., Series 2020-3A, Class
B1, (LIBOR USD 3 Month + 1.85%), 2.07%,
01/20/33
(a)(b)
.................... 1,000 999,995
Vericrest Opportunity Loan Trust, Series 2019-
NPL2, Class A1, 3.97%, 02/25/49
(b)(d)
... 1,333 1,336,345
Westcott Park CLO Ltd., Series 2016-1A, Class
CR, (LIBOR USD 3 Month + 2.25%), 2.47%,
07/20/28
(a)(b)
.................... 500 499,997
York CLO 1 Ltd., Series 2014-1A, Class DRR,
(LIBOR USD 3 Month + 3.01%), 3.23%,
10/22/29
(a)(b)
.................... 1,000 976,083
Total Asset-Backed Securities — 5.7%
(Cost: $114,585,245) ............................. 115,087,696
Shares
Shares
Common Stocks — 0.7%
Banks — 0.4%
ABN AMRO Bank NV, CVA
(b)
........... 48,542 475,658
Barclays plc ...................... 276,366 554,416
HSBC Holdings plc ................. 294,602 1,521,690
ING Groep NV ..................... 165,111 1,535,177
Intesa Sanpaolo SpA
(e)
............... 225,738 533,581
Lloyds Banking Group plc ............. 1,092,913 544,880
Nordea Bank Abp .................. 116,486 954,648
Societe Generale SA
(e)
............... 51,372 1,067,953
UniCredit SpA
(e)
.................... 152,752 1,431,195
8,619,198
Building Products — 0.0%
AZEK Co., Inc. (The)
(e)
............... 234 8,997
Capital Markets — 0.1%
Credit Suisse Group AG (Registered) ..... 124,280 1,604,564
Chemicals — 0.0%
Element Solutions, Inc. ............... 30,500 540,765
Commercial Services & Supplies — 0.0%
Preston Holdings LLC
(c)(e)
............. 1,227 3,681
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(e)
.......... 48,333 39,150
Consumer Finance — 0.0%
Arrow Global Group plc ............... 32,271 90,225
Diversified Telecommunication Services — 0.0%
Telecom Italia SpA .................. 109,444 57,027
Entertainment — 0.0%
Live Nation Entertainment, Inc.
(e)
........ 3,488 256,298
Equity Real Estate Investment Trusts (REITs) — 0.1%
Gaming and Leisure Properties, Inc. ...... 14,970 634,728
VICI Properties, Inc. ................. 36,414 928,557
1,563,285
Health Care Providers & Services — 0.0%
New Millennium Holdco, Inc.
(c)(e)
......... 3,880 4
Life Sciences Tools & Services — 0.0%
PPD, Inc.
(e)
....................... 1,022 34,973
Security
Shares
Shares Value
Machinery — 0.0%
(e)
AFGlobal Corp.
(c)
................... 897 $ —
Ameriforge Group, Inc. ............... 283 4,953
4,953
Marine — 0.0%
Projector SA
(c)(e)
.................... 1,227 —
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(e)
.... 76,920 126,918
Metals & Mining — 0.1%
Constellium SE, Class A
(e)
............. 50,427 705,474
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp.
(e)
........... 1,004 23,684
Pharmaceuticals — 0.0%
Bausch Health Cos., Inc.
(e)
............. 24,785 515,528
Professional Services — 0.0%
NMG, Inc.
(e)
....................... 1,905 123,063
Software — 0.0%
Avaya Holdings Corp.
(e)
............... 12 230
Total Common Stocks — 0.7%
(Cost: $14,236,168) .............................. 14,318,017
Par (000)
Par (000)
Corporate Bonds — 65.4%
Aerospace & Defense — 1.3%
Airbus SE, 1.63%, 06/09/30 .......... EUR 200 268,167
Boeing Co. (The), 5.15%, 05/01/30 ...... USD 1,515 1,833,531
Bombardier, Inc.
(b)
:
8.75%, 12/01/21 ................. 524 544,960
5.75%, 03/15/22 ................. 844 861,108
6.00%, 10/15/22 ................. 162 159,027
6.13%, 01/15/23 ................. 202 197,455
7.50%, 12/01/24 ................. 171 164,035
7.50%, 03/15/25 ................. 836 775,390
7.88%, 04/15/27 ................. 577 530,517
BWX Technologies, Inc.
(b)
:
5.38%, 07/15/26 ................. 471 489,251
4.13%, 06/30/28 ................. 292 304,045
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
600 582,000
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 10 11,008
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
............... 366 383,843
L3Harris Technologies, Inc., 4.40%, 06/15/28 300 359,724
Raytheon Technologies Corp., 4.63%, 11/16/48 120 162,912
Rolls-Royce plc:
0.88%, 05/09/24 ................. EUR 100 114,835
4.63%, 02/16/26 ................. 151 199,226
5.75%, 10/15/27
(b)
................ USD 1,666 1,845,095
5.75%, 10/15/27 ................. GBP 100 151,109
1.63%, 05/09/28 ................. EUR 100 113,659
Signature Aviation US Holdings, Inc.
(b)
:
5.38%, 05/01/26 ................. USD 294 301,350
4.00%, 03/01/28 ................. 410 412,726
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
. 233 245,792
SSL Robotics LLC, 9.75%, 12/31/23
(b)
.... 48 54,240
TransDigm, Inc.:
8.00%, 12/15/25
(b)
................ 1,795 1,984,014
6.25%, 03/15/26
(b)
................ 10,736 11,433,840
6.38%, 06/15/26 ................. 365 377,775

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... USD 1,840 $ 2,019,400
26,880,034
Air Freight & Logistics — 0.0%
FedEx Corp., 4.05%, 02/15/48 ......... 155 187,356
Airlines — 0.9%
American Airlines, Inc., 11.75%, 07/15/25
(b)
. 444 512,043
British Airways Pass-Through Trust, Series
2020-1, Class A, 4.25%, 11/15/32
(b)
.... 4,320 4,617,000
Delta Air Lines, Inc.
(b)
:
7.00%, 05/01/25 ................. 387 446,812
4.50%, 10/20/25 ................. 230 245,837
4.75%, 10/20/28 ................. 1,637 1,786,806
International Consolidated Airlines Group SA:
0.63%, 11/17/22
(f)
................ EUR 100 111,100
0.50%, 07/04/23 ................. 200 225,317
1.50%, 07/04/27 ................. 100 106,223
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 2,754 2,960,550
Singapore Airlines Ltd., 1.63%, 12/03/25
(f)
.. SGD 1,000 823,366
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
USD 81 90,854
United Airlines Pass-Through Trust, Series
2020-1, Class A, 5.88%, 10/15/27
(g)
.... 6,093 6,581,735
18,507,643
Auto Components — 1.0%
Adient US LLC, 9.00%, 04/15/25
(b)
...... 190 211,850
Allison Transmission, Inc.
(b)
:
5.88%, 06/01/29 ................. 1,019 1,125,995
3.75%, 01/30/31 ................. 553 565,788
Clarios Global LP:
6.75%, 05/15/25
(b)
................ 657 707,917
4.38%, 05/15/26 ................. EUR 700 885,855
6.25%, 05/15/26
(b)
................ USD 3,026 3,245,385
8.50%, 05/15/27
(b)
................ 4,761 5,172,395
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... 932 981,331
Faurecia SE, 3.75%, 06/15/28 ......... EUR 227 290,834
Goodyear Europe BV, 3.75%, 12/15/23 ... 400 488,660
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ..................... USD 241 272,402
Icahn Enterprises LP:
6.25%, 02/01/22 ................. 102 102,255
4.75%, 09/15/24 ................. 93 96,604
6.38%, 12/15/25 ................. 125 129,312
6.25%, 05/15/26 ................. 569 602,514
5.25%, 05/15/27 ................. 556 596,032
IHO Verwaltungs GmbH, 3.88%, (3.88% Cash
or 4.63% PIK), 05/15/27
(a)(h)
......... EUR 500 633,653
Schaeffler AG, 3.38%, 10/12/28 ........ 400 537,526
Tenneco, Inc., 7.88%, 01/15/29
(b)
....... USD 139 156,064
Valeo SA, 3.25%, 01/22/24 ........... EUR 200 263,876
ZF Europe Finance BV:
2.00%, 02/23/26 ................. 300 361,914
2.50%, 10/23/27 ................. 700 860,500
ZF Finance GmbH:
3.00%, 09/21/25 ................. 500 630,677
3.75%, 09/21/28 ................. 600 786,132
19,705,471
Automobiles — 0.7%
Ferrari NV, 1.50%, 05/27/25 .......... 200 251,418
Fiat Chrysler Automobiles NV:
3.88%, 01/05/26 ................. 200 277,576
4.50%, 07/07/28 ................. 100 149,041
Ford Motor Co.:
8.50%, 04/21/23 ................. USD 238 267,871
4.35%, 12/08/26 ................. 30 31,950
Security
Par (000)
Par (000) Value
Automobiles (continued)
4.75%, 01/15/43 ................. USD 104 $ 106,080
5.29%, 12/08/46 ................. 75 78,375
General Motors Co.:
6.13%, 10/01/25 ................. 990 1,200,839
6.80%, 10/01/27 ................. 1,213 1,558,840
5.00%, 10/01/28 ................. 572 680,609
Jaguar Land Rover Automotive plc, 4.50%,
01/15/26 ..................... EUR 300 345,422
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(b)(g)
. USD 4,571 5,147,022
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.63%, 02/18/30
(a)
.......... EUR 700 861,996
Renault SA:
1.25%, 06/24/25 ................. 600 715,581
2.38%, 05/25/26 ................. 200 247,079
Tesla, Inc., 5.30%, 08/15/25
(b)
......... USD 1,295 1,350,037
Volvo Car AB, 2.50%, 10/07/27 ........ EUR 390 503,744
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
USD 162 174,150
13,947,630
Banks — 5.5%
AIB Group plc, (EUR Swap Annual 5 Year +
6.63%), 6.25%
(a)(i)
............... EUR 3,000 4,049,770
Arab National Bank, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.97%), 3.27%, 10/28/30
(a)
.......... USD 750 768,750
Banco Bilbao Vizcaya Argentaria SA:
(EUR Swap Annual 5 Year + 5.66%),
5.87%
(a)(i)
.................... EUR 800 1,021,055
1.00%, 06/21/26 ................. 400 513,679
Banco de Credito e Inversiones SA, 3.50%,
10/12/27 ..................... USD 1,205 1,333,031
Banco de Sabadell SA, (EUR Swap Annual 5
Year + 2.20%), 2.00%, 01/17/30
(a)
..... EUR 300 355,396
Banco General SA, 4.13%, 08/07/27 ..... USD 1,179 1,332,638
Banco Inbursa SA Institucion De Banca Multiple
Grupo Financiero Inbursa:
4.13%, 06/06/24 ................. 653 702,383
4.38%, 04/11/27 ................. 170 186,044
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26 ................ 1,248 1,320,540
Banco Santander Mexico SA Institucion de
Banca Multiple Grupo Financiero Santand,
5.38%, 04/17/25
(b)
............... 1,149 1,311,423
Banco Santander SA
(a)(i)
:
(EUR Swap Annual 5 Year + 6.80%), 6.75% EUR 2,600 3,352,574
(EUR Swap Annual 5 Year + 4.53%), 4.37% 800 977,809
Bangkok Bank PCL
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.73%),
5.00%
(i)
..................... USD 1,398 1,456,104
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.90%),
3.73%, 09/25/34 ............... 4,394 4,564,268
Bank of America Corp.:
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25
(a)
................... 530 564,995
Series L, 4.18%, 11/25/27
(g)
......... 2,000 2,320,172
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30
(a)
................... 850 952,587
(SOFR + 1.88%), 2.83%, 10/24/51
(a)
... 985 1,027,428
Bank of Communications Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.35%), 3.80%
(a)(i)
.... 2,300 2,337,950

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Banks (continued)
Bank of East Asia Ltd. (The)
(a)(i)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%),
5.87% ...................... USD 1,727 $ 1,827,382
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.53%),
5.83% ...................... 1,975 2,103,375
Bank of Ireland Group plc:
1.38%, 08/29/23 ................. EUR 150 189,518
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.50%),
4.12%, 09/19/27
(a)
.............. USD 200 203,137
Bankia SA, (EUR Swap Annual 5 Year +
6.22%), 6.37%
(a)(i)
............... EUR 400 523,477
Barclays plc
(a)
:
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.58%), 7.12%
(i)
.. GBP 2,400 3,653,785
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.02%), 6.37%
(i)
.. 300 442,250
(EUR Swap Annual 1 Year + 0.78%),
1.38%, 01/24/26 ............... EUR 375 479,453
BBVA Bancomer SA, 4.38%, 04/10/24 .... USD 650 710,125
BNP Paribas SA
(i)
:
6.50% ........................ 22 22,220
(LIBOR USD 6 Month + 0.08%), 0.34%
(a)
220 182,241
(USD Swap Rate 5 Year + 4.15%), 6.63%
(a)
2,200 2,400,750
(USD Swap Semi 5 Year + 5.15%), 7.38%
(a)
400 462,748
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%),
4.50%
(a)(b)
.................... 200 202,106
Burgan Bank SAK
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.01%),
5.75%
(i)
..................... 256 263,520
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.23%),
2.75%, 12/15/31 ............... 1,175 1,163,250
CaixaBank SA
(a)(i)
:
(EUR Swap Annual 5 Year + 6.50%), 6.75% EUR 800 1,078,717
(EUR Swap Annual 5 Year + 4.50%), 5.25% 600 750,582
CBQ Finance Ltd., 3.25%, 06/13/21 ...... USD 1,173 1,184,730
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(i)
.............. 250 253,906
CIT Group, Inc.:
5.00%, 08/01/23 ................. 518 565,915
4.75%, 02/16/24 ................. 94 102,812
Citigroup, Inc.:
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00%
(a)(g)(i)
................... 4,340 4,453,925
4.30%, 11/20/26 ................. 500 582,102
Commerzbank AG:
(EUR Swap Annual 5 Year + 6.36%),
6.12%
(a)(i)
.................... EUR 400 521,034
4.00%, 03/23/26 ................. 150 205,175
(EUR Swap Annual 5 Year + 6.74%),
6.50%
(a)(i)
.................... 600 828,279
(EUR Swap Annual 5 Year + 4.35%),
4.00%, 12/05/30
(a)
.............. 100 133,384
Cooperatieve Rabobank UA, (EUR Swap
Annual 5 Year + 4.10%), 4.62%
(a)(i)
..... 200 266,320
Credit Agricole SA
(a)(i)
:
(USD Swap Semi 5 Year + 4.90%), 7.88% USD 2,200 2,497,000
(USD Swap Semi 5 Year + 6.19%), 8.12% 2,400 2,916,000
(GBP Swap 5 Year + 4.54%), 7.50% ... GBP 200 326,846
Security
Par (000)
Par (000) Value
Banks (continued)
DBS Group Holdings Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.92%), 3.30%
(a)(i)
.............. USD 995 $ 1,016,144
Emirates NBD Bank PJSC, (USD Swap Semi 6
Year + 3.66%), 6.13%
(a)(i)
........... 257 273,705
HSBC Holdings plc
(a)(i)
:
(EUR Swap Annual 5 Year + 5.34%), 6.00% EUR 2,200 2,942,842
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60% ...................... USD 6,770 6,889,287
ING Groep NV, (USD Swap Rate 5 Year +
4.20%), 6.75%
(a)(i)
............... 725 790,250
Intesa Sanpaolo SpA:
1.00%, 11/19/26 ................. EUR 300 380,260
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(i)
.................... 2,600 3,799,637
5.15%, 06/10/30 ................. GBP 2,325 3,713,882
(EUR Swap Annual 5 Year + 6.09%),
5.87%
(a)(i)
.................... EUR 275 376,268
JPMorgan Chase & Co.:
3.63%, 12/01/27 ................. USD 300 340,961
Series W, (LIBOR USD 3 Month + 1.00%),
1.22%, 05/15/47
(a)
.............. 1,000 820,000
Kasikornbank PCL
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.94%),
5.28%
(i)
..................... 1,385 1,436,937
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%),
3.34%, 10/02/31 ............... 1,364 1,402,789
Kookmin Bank:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.64%),
4.35%
(a)(i)
.................... 300 316,500
2.50%, 11/04/30 ................. 695 713,446
Lloyds Banking Group plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 1 Year
+ 1.00%), 2.44%, 02/05/26
(a)
........ 200 211,292
Nanyang Commercial Bank Ltd.
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%),
5.00%
(i)
..................... 200 202,688
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.18%),
3.80%, 11/20/29 ............... 750 774,609
National Westminster Bank plc
(a)(i)
:
Series B, (LIBOR USD 6 Month + 0.25%),
0.41% ...................... 2,200 2,028,972
Series C, (LIBOR USD 3 Month + 0.25%),
0.50% ...................... 300 276,696
Natwest Group plc
(a)
:
(USD Swap Semi 5 Year + 7.60%), 8.62%
(i)
995 1,032,720
(LIBOR USD 3 Month + 1.76%), 4.27%,
03/22/25 .................... 630 696,964
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.99%), 5.12%
(i)
.. GBP 400 571,068
NBK Tier 2 Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.11%),
2.50%, 11/24/30
(a)
............... USD 675 685,125
Nordea Bank Abp, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.11%), 6.63%
(a)(b)(i)
.............. 585 671,288
QIIB Tier 1 Sukuk Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.19%), 4.88%
(a)(i)
.............. 500 499,844
QNB Finance Ltd., 2.75%, 02/12/27 ...... 1,231 1,301,782

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Banks (continued)
Rizal Commercial Banking Corp., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 6.24%), 6.50%
(a)(i)
........... USD 2,184 $ 2,206,522
Shizuoka Bank Ltd. (The), (LIBOR USD 3
Month - 0.50%), 0.00%, 01/25/23
(a)(f)
.... 100 96,397
Societe Generale SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.51%), 5.38%
(a)(b)(i)
.............. 800 848,296
Stichting AK Rabobank Certificaten, 0.00%
(d)(i)
EUR 2,545 4,111,905
TMB Bank PCL, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.26%),
4.90%
(a)(i)
.................... USD 478 465,751
UniCredit SpA
(a)
:
(EUR Swap Annual 5 Year + 9.30%),
9.25%
(i)
..................... EUR 200 267,541
(EUR Swap Annual 5 Year + 6.39%),
6.62%
(i)
..................... 400 513,093
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
(i)
..................... 2,700 3,822,085
(EURIBOR Swap Rate 5 Year + 4.74%),
4.87%, 02/20/29 ............... 400 532,193
(EUR Swap Annual 5 Year + 2.40%),
2.00%, 09/23/29 ............... 200 241,442
(EUR Swap Annual 5 Year + 2.80%),
2.73%, 01/15/32 ............... 200 246,778
Unione di Banche Italiane SpA
(a)
:
(EUR Swap Annual 5 Year + 6.07%),
5.87%
(i)
..................... 200 261,433
(EUR Swap Annual 5 Year + 5.75%),
5.87%, 03/04/29 ............... 200 272,936
Wells Fargo & Co., 5.38%, 11/02/43 ..... USD 500 694,752
Westpac Banking Corp., 2.96%, 11/16/40 .. 125 133,109
Woori Bank, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.66%),
4.25%
(a)(i)
.................... 718 745,374
111,570,223
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc.:
4.60%, 04/15/48 ................. 750 949,051
4.44%, 10/06/48
(g)
................ 2,225 2,769,499
Coca-Cola Co. (The), 1.63%, 03/09/35 .... EUR 200 285,287
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 USD 1,172 1,266,126
Coca-Cola Icecek A/S, 4.22%, 09/19/24 ... 250 262,578
Embotelladora Andina SA, 3.95%, 01/21/50
(b)
1,826 2,057,103
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50 ................ 498 551,224
Heineken NV:
1.25%, 05/07/33 ................. EUR 150 200,780
1.75%, 05/07/40 ................. 100 140,069
8,481,717
Biotechnology — 0.1%
AbbVie, Inc.:
2.80%, 03/15/23 ................. USD 1,012 1,058,273
4.88%, 11/14/48 ................. 500 676,236
4.25%, 11/21/49 ................. 295 369,877
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(b)
89 92,160
Grifols SA, 1.63%, 02/15/25 .......... EUR 200 244,330
2,440,876
Building Products — 0.4%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
.................... USD 206 216,378
Builders FirstSource, Inc., 6.75%, 06/01/27
(b)
113 122,572
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
.................... 980 1,041,250
Security
Par (000)
Par (000) Value
Building Products (continued)
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(b)
... USD 165 $ 171,600
Forterra Finance LLC, 6.50%, 07/15/25
(b)
.. 1,281 1,377,075
Griffon Corp., 5.75%, 03/01/28 ......... 752 795,240
HT Troplast GmbH, 9.25%, 07/15/25 ..... EUR 192 259,655
James Hardie International Finance DAC,
5.00%, 01/15/28
(b)
............... USD 200 212,434
JELD-WEN, Inc.
(b)
:
6.25%, 05/15/25 ................. 150 162,000
4.63%, 12/15/25 ................. 72 73,477
4.88%, 12/15/27 ................. 23 24,322
Masonite International Corp.
(b)
:
5.75%, 09/15/26 ................. 25 26,125
5.38%, 02/01/28 ................. 53 56,909
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
783 818,356
Standard Industries, Inc.:
2.25%, 11/21/26 ................. EUR 197 242,755
5.00%, 02/15/27
(b)
................ USD 124 129,580
4.38%, 07/15/30
(b)
................ 695 743,463
3.38%, 01/15/31
(b)
................ 1,866 1,875,330
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 206 216,300
Whirlpool EMEA Finance SARL, 0.50%,
02/20/28 ..................... EUR 100 124,083
8,688,904
Capital Markets — 2.4%
Blackstone Property Partners Europe Holdings
SARL, 2.20%, 07/24/25 ........... 200 261,832
CCTI Ltd., 3.63%, 08/08/22 ........... USD 710 719,984
Cerah Capital Ltd., 0.00%, 08/08/24
(f)(j)
.... 1,300 1,295,170
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00%
(a)(g)(i)
.. 8,650 9,104,125
China Great Wall International Holdings V Ltd.,
2.38%, 08/18/30 ................ 490 482,956
Cindai Capital Ltd., 0.00%, 02/08/23
(f)(j)
.... 900 910,195
Credit Suisse Group AG
(a)
:
(USD Swap Semi 5 Year + 4.60%), 7.50%
(i)
2,200 2,398,000
(USD Swap Semi 5 Year + 4.60%), 7.50%
(b)
(i)
.......................... 400 436,000
(USD Swap Semi 5 Year + 3.46%), 6.25%
(i)
2,400 2,621,702
(SOFR + 1.56%), 2.59%, 09/11/25
(b)(g)
.. 1,500 1,578,410
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.33%),
7.25%
(i)
..................... 200 225,047
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37%
(b)(i)
.................... 350 389,812
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25%
(b)(i)
.................... 690 729,675
(GUKG1 + 2.23%), 2.25%, 06/09/28 ... GBP 250 362,217
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.55%),
4.50%
(b)(g)(i)
................... USD 6,705 6,737,855
Deutsche Bank AG:
3.15%, 01/22/21 ................. 500 500,555
(SOFR + 1.87%), 2.13%, 11/24/26
(a)(g)
.. 4,345 4,446,839
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95%
(a)(i)
1,130 1,195,450
Huarong Finance 2019 Co. Ltd.:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.98%),
4.25%
(a)(i)
.................... 670 687,755
4.50%, 05/29/29 ................. 500 554,219
3.38%, 02/24/30 ................. 1,844 1,891,829

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Capital Markets (continued)
3.63%, 09/30/30 ................. USD 1,030 $ 1,080,351
Huarong Finance Co. Ltd., 3.88%, 11/13/29 . 1,000 1,063,125
ICD Funding Ltd., 3.22%, 04/28/26 ...... 1,050 1,046,062
Intermediate Capital Group plc, 1.63%,
02/17/27 ..................... EUR 200 245,541
JAB Holdings BV, 3.38%, 04/17/35 ...... 100 154,906
Joy Treasure Assets Holdings, Inc., 2.75%,
11/17/30 ..................... USD 235 237,419
LHC3 plc, 4.13%, (4.13% Cash or 9.00% PIK),
08/15/24
(h)
.................... EUR 753 935,934
MSCI, Inc.
(b)
:
3.63%, 09/01/30 ................. USD 82 85,690
3.88%, 02/15/31 ................. 198 209,385
Owl Rock Capital Corp.:
4.00%, 03/30/25 ................. 90 93,974
3.75%, 07/22/25 ................. 415 430,647
4.25%, 01/15/26 ................. 221 232,786
3.40%, 07/15/26 ................. 165 167,363
Owl Rock Technology Finance Corp., 3.75%,
06/17/26
(b)
.................... 235 236,276
SBI Holdings, Inc., 0.00%, 09/13/23
(f)(j)
.... JPY 110,000 1,081,304
SURA Asset Management SA:
4.88%, 04/17/24 ................. USD 400 440,000
4.88%, 04/17/24 ................. 1,318 1,449,800
UBS Group AG
(a)(i)
:
(USD Swap Semi 5 Year + 4.87%), 7.00% 2,200 2,499,750
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.86%),
5.13% ...................... 200 213,750
49,433,690
Chemicals — 1.0%
Arkema SA, 0.75%, 12/03/29 .......... EUR 100 127,991
Atotech Alpha 2 BV, 8.75%, (8.75% Cash or
9.50% PIK), 06/01/23
(b)(h)
........... USD 1,216 1,225,541
Atotech Alpha 3 BV, 6.25%, 02/01/25
(b)
.... 2,569 2,613,958
Axalta Coating Systems LLC
(b)
:
4.75%, 06/15/27 ................. 196 208,495
3.38%, 02/15/29 ................. 527 527,000
Blue Cube Spinco LLC:
9.75%, 10/15/23 ................. 57 58,568
10.00%, 10/15/25 ................ 570 603,487
Braskem Netherlands Finance BV, 5.88%,
01/31/50 ..................... 729 752,009
CeramTec BondCo GmbH, 5.25%, 12/15/25 EUR 300 373,092
Chemours Co. (The), 5.75%, 11/15/28
(b)
... USD 210 214,200
Dow Chemical Co. (The), 5.55%, 11/30/48 . 125 179,771
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 2,633 2,708,699
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 670 703,500
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
.................... 570 587,100
HB Fuller Co., 4.25%, 10/15/28 ........ 162 166,050
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... 509 559,900
INEOS Finance plc, 3.38%, 03/31/26 ..... EUR 842 1,059,743
Ingevity Corp., 3.88%, 11/01/28
(b)
....... USD 144 145,080
K+S AG, 3.00%, 06/20/22 ............ EUR 100 121,737
Kraton Polymers LLC, 5.25%, 05/15/26 ... 345 434,977
Kronos International, Inc., 3.75%, 09/15/25 . 100 123,582
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
USD 196 205,094
Monitchem HoldCo 2 SA, 9.50%, 09/15/26 . EUR 100 130,778
Monitchem HoldCo 3 SA, 5.25%, 03/15/25 . 696 880,155
Nouryon Holding BV, 6.50%, 10/01/26 .... 100 128,567
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. USD 21 21,866
OCI NV:
3.13%, 11/01/24 ................. EUR 100 125,524
5.25%, 11/01/24
(b)
................ USD 200 207,750
Security
Par (000)
Par (000) Value
Chemicals (continued)
3.63%, 10/15/25 ................. EUR 385 $ 487,973
Orbia Advance Corp. SAB de CV:
4.00%, 10/04/27 ................. USD 659 727,577
5.50%, 01/15/48 ................. 572 688,009
Pearl Holding III Ltd., 9.50%, 12/11/22 .... 1,000 150,309
PQ Corp., 5.75%, 12/15/25
(b)
.......... 615 631,144
Rayonier AM Products, Inc., 7.63%, 01/15/26
(b)
117 122,002
Sociedad Quimica y Minera de Chile SA:
4.25%, 05/07/29 ................. 824 948,115
4.25%, 01/22/50
(b)
................ 400 458,500
Solvay SA, 2.75%, 12/02/27 .......... EUR 100 142,881
Valvoline, Inc., 3.63%, 06/15/31
(b)
....... USD 2 2,053
WR Grace & Co.-Conn., 4.88%, 06/15/27
(b)
. 166 176,046
Yingde Gases Investment Ltd., 6.25%,
01/19/23
(b)
.................... 200 206,125
19,934,948
Commercial Services & Supplies — 1.4%
ACCO Brands Corp., 5.25%, 12/15/24
(b)
... 64 65,760
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
905 980,794
Allied Universal Holdco LLC
(b)
:
6.63%, 07/15/26 ................. 3,689 3,933,581
9.75%, 07/15/27 ................. 2,716 2,960,440
APX Group, Inc.:
7.88%, 12/01/22 ................. 93 93,232
8.50%, 11/01/24 ................. 76 79,800
6.75%, 02/15/27
(b)
................ 897 964,275
Aramark Services, Inc.:
5.00%, 04/01/25
(b)
................ 2,173 2,238,190
6.38%, 05/01/25
(b)
................ 245 261,844
4.75%, 06/01/26 ................. 158 162,653
5.00%, 02/01/28
(b)
................ 245 258,169
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 56 59,780
Clean Harbors, Inc.
(b)
:
4.88%, 07/15/27 ................. 215 224,312
5.13%, 07/15/29 ................. 739 807,357
Covanta Holding Corp., 5.00%, 09/01/30 .. 106 113,413
Garda World Security Corp.
(b)
:
4.63%, 02/15/27 ................. 355 358,550
9.50%, 11/01/27 ................. 352 389,840
GFL Environmental, Inc.
(b)
:
4.25%, 06/01/25 ................. 86 89,225
3.75%, 08/01/25 ................. 884 906,100
5.13%, 12/15/26 ................. 1,767 1,879,646
8.50%, 05/01/27 ................. 320 355,200
4.00%, 08/01/28 ................. 607 611,553
3.50%, 09/01/28 ................. 575 585,422
IAA, Inc., 5.50%, 06/15/27
(b)
.......... 384 407,040
Interface, Inc., 5.50%, 12/01/28
(b)
....... 210 221,025
Intrum AB:
3.13%, 07/15/24 ................. EUR 300 365,993
4.88%, 08/15/25 ................. 307 387,236
3.50%, 07/15/26 ................. 151 182,624
IPD 3 BV, 5.50%, 12/01/25 ........... 409 514,645
ISS Global A/S, 1.50%, 08/31/27 ....... 100 123,546
KAR Auction Services, Inc., 5.13%, 06/01/25
(b)
USD 552 568,025
Nielsen Finance LLC
(b)
:
5.63%, 10/01/28 ................. 1,034 1,123,493
5.88%, 10/01/30 ................. 841 951,381
Prime Security Services Borrower LLC
(b)
:
5.25%, 04/15/24 ................. 320 341,600
5.75%, 04/15/26 ................. 156 170,820
3.38%, 08/31/27 ................. 188 186,590
6.25%, 01/15/28 ................. 1,281 1,375,269
Stericycle, Inc., 3.88%, 01/15/29
(b)
....... 287 294,892

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26 ................ EUR 600 $ 767,880
Techem Verwaltungsgesellschaft 675 mbH,
2.00%, 07/15/25 ................ 300 364,003
Verisure Holding AB:
3.50%, 05/15/23 ................. 100 123,545
(EURIBOR 3 Month + 5.00%), 5.00%,
04/15/25
(a)
................... 300 375,108
3.88%, 07/15/26 ................. 226 282,305
Verisure Midholding AB, 5.75%, 12/01/23 .. 400 493,791
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... USD 1,225 1,252,562
29,252,509
Communications Equipment — 0.5%
Avaya, Inc., 6.13%, 09/15/28
(b)
......... 1,791 1,913,254
CommScope Technologies LLC
(b)
:
6.00%, 06/15/25 ................. 736 752,560
5.00%, 03/15/27 ................. 766 754,510
CommScope, Inc.
(b)
:
5.50%, 03/01/24 ................. 796 820,676
6.00%, 03/01/26 ................. 392 413,011
8.25%, 03/01/27 ................. 48 51,240
7.13%, 07/01/28 ................. 64 68,160
Nokia OYJ:
2.00%, 03/15/24 ................. EUR 200 252,906
4.38%, 06/12/27 ................. USD 11 11,997
6.63%, 05/15/39 ................. 79 100,907
ViaSat, Inc.
(b)
:
5.63%, 04/15/27 ................. 1,043 1,095,150
6.50%, 07/15/28 ................. 1,301 1,407,955
Xiaomi Best Time International Ltd.:
0.00%, 12/17/27
(f)(j)
............... 500 627,500
3.38%, 04/29/30
(b)
................ 900 956,813
9,226,639
Construction & Engineering — 0.2%
Brand Industrial Services, Inc., 8.50%,
07/15/25
(b)
.................... 582 594,367
China Shuifa Singyes Energy Holdings
Ltd., 2.00%, (2.00% Cash or 6.00% PIK),
12/19/22
(h)
.................... 301 272,359
Delhi International Airport Ltd., 6.13%, 10/31/26 250 256,797
Ferrovial Netherlands BV, (EUR Swap Annual 5
Year + 2.13%), 2.12%
(a)(i)
........... EUR 200 241,276
GMR Hyderabad International Airport Ltd.:
5.38%, 04/10/24 ................. USD 436 442,676
4.25%, 10/27/27 ................. 200 191,125
Heathrow Finance plc, 4.62%, 09/01/29
(d)
.. GBP 543 737,912
Heathrow Funding Ltd., 1.88%, 03/14/34 .. EUR 100 132,790
MasTec, Inc., 4.50%, 08/15/28
(b)
........ USD 218 228,900
New Enterprise Stone & Lime Co., Inc.
(b)
:
6.25%, 03/15/26 ................. 70 71,750
9.75%, 07/15/28 ................. 97 106,215
Pike Corp., 5.50%, 09/01/28
(b)
......... 198 209,137
Weekley Homes LLC, 4.88%, 09/15/28
(b)
... 92 96,140
3,581,444
Construction Materials — 0.1%
Cemex SAB de CV, 3.13%, 03/19/26 ..... EUR 300 376,230
HeidelbergCement Finance Luxembourg SA,
1.75%, 04/24/28 ................ 200 268,220
Holcim Finance Luxembourg SA, 2.25%,
05/26/28 ..................... 200 278,487
Inversiones CMPC SA:
4.75%, 09/15/24 ................. USD 600 662,812
3.85%, 01/13/30 ................. 593 663,975
2,249,724
Security
Par (000)
Par (000) Value
Consumer Finance — 1.5%
Ally Financial, Inc., 8.00%, 11/01/31 ..... USD 2,159 $ 3,169,131
Encore Capital Group, Inc.:
4.88%, 10/15/25 ................. EUR 346 437,265
5.38%, 02/15/26 ................. GBP 100 139,485
FCE Bank plc:
2.73%, 06/03/22 ................. 100 138,118
1.62%, 05/11/23 ................. EUR 900 1,100,048
Ford Motor Credit Co. LLC:
5.88%, 08/02/21 ................. USD 1,529 1,564,932
2.98%, 08/03/22 ................. 1,380 1,403,046
3.35%, 11/01/22 ................. 1,654 1,682,945
3.81%, 01/09/24 ................. 609 624,225
3.02%, 03/06/24 ................. EUR 200 252,576
1.74%, 07/19/24 ................. 132 160,227
4.06%, 11/01/24 ................. USD 200 210,114
5.13%, 06/16/25 ................. 768 835,046
4.13%, 08/04/25 ................. 379 397,476
3.25%, 09/15/25 ................. EUR 125 160,235
3.38%, 11/13/25 ................. USD 200 205,472
2.33%, 11/25/25 ................. EUR 900 1,114,713
4.39%, 01/08/26 ................. USD 700 734,776
2.39%, 02/17/26 ................. EUR 300 371,993
5.11%, 05/03/29 ................. USD 1,120 1,247,344
General Motors Financial Co., Inc.:
3.55%, 04/09/21 ................. 140 141,084
3.20%, 07/06/21 ................. 1,000 1,010,756
4.20%, 11/06/21 ................. 475 489,591
5.20%, 03/20/23
(g)
................ 1,685 1,847,584
2.75%, 06/20/25
(g)
................ 4,105 4,389,493
5.65%, 01/17/29 ................. 79 97,888
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(h)
..... 323 281,522
Hanhui International Ltd., 4.37%, 08/22/22 . 570 579,924
Manappuram Finance Ltd., 5.90%, 01/13/23 1,100 1,136,781
Muthoot Finance Ltd., 4.40%, 09/02/23 ... 650 661,781
Navient Corp.:
7.25%, 09/25/23 ................. 70 76,719
6.13%, 03/25/24 ................. 97 103,548
5.88%, 10/25/24 ................. 13 13,812
6.75%, 06/25/25 ................. 108 117,450
6.75%, 06/15/26 ................. 224 243,320
5.00%, 03/15/27 ................. 26 26,227
OneMain Finance Corp.:
6.88%, 03/15/25 ................. 150 174,187
7.13%, 03/15/26 ................. 714 844,305
6.63%, 01/15/28 ................. 1,145 1,359,688
5.38%, 11/15/29 ................. 87 97,875
4.00%, 09/15/30 ................. 60 62,257
Shriram Transport Finance Co. Ltd.:
5.95%, 10/24/22 ................. 450 460,828
5.10%, 07/16/23 ................. 750 763,125
30,928,912
Containers & Packaging — 0.9%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 2,807 2,996,472
Ardagh Packaging Finance plc:
5.25%, 04/30/25
(b)
................ 244 257,420
4.13%, 08/15/26
(b)
................ 942 984,390
4.75%, 07/15/27 ................. GBP 600 850,249
5.25%, 08/15/27
(b)
................ USD 1,687 1,771,029
Ball Corp., 1.50%, 03/15/27 .......... EUR 200 250,768
Berry Global, Inc., 1.00%, 01/15/25 ...... 200 246,162
CANPACK SA, 3.13%, 11/01/25
(b)
....... USD 211 210,473
Crown Americas LLC, 4.75%, 02/01/26 ... 75 77,813
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 177 215,498

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
DS Smith plc:
0.88%, 09/12/26 ................. EUR 100 $ 124,519
2.88%, 07/26/29 ................. GBP 100 150,079
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
USD 125 138,125
Graphic Packaging International LLC
(b)
:
4.75%, 07/15/27 ................. 123 136,222
3.50%, 03/15/28 ................. 34 35,233
3.50%, 03/01/29 ................. 204 208,590
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(b)
.................... 210 215,775
Intertape Polymer Group, Inc., 7.00%,
10/15/26
(b)
.................... 257 272,551
LABL Escrow Issuer LLC
(b)
:
6.75%, 07/15/26 ................. 1,065 1,153,363
10.50%, 07/15/27 ................ 330 371,663
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
............... 1,540 1,570,384
OI European Group BV, 2.88%, 02/15/25 .. EUR 500 618,444
Sealed Air Corp., 4.50%, 09/15/23 ...... 100 132,854
Silgan Holdings, Inc., 4.13%, 02/01/28 .... USD 26 27,008
Trivium Packaging Finance BV
(d)
:
3.75%, 08/15/26 ................. EUR 500 627,317
5.50%, 08/15/26
(b)
................ USD 2,295 2,426,963
8.50%, 08/15/27
(b)
................ 2,816 3,083,520
19,152,884
Distributors — 0.2%
(b)
American Builders & Contractors Supply Co.,
Inc.:
5.88%, 05/15/26 ................. 376 389,630
4.00%, 01/15/28 ................. 346 358,110
Core & Main LP, 6.13%, 08/15/25 ....... 3,583 3,703,926
Wolverine Escrow LLC:
8.50%, 11/15/24 ................. 149 142,150
9.00%, 11/15/26 ................. 192 181,738
4,775,554
Diversified Consumer Services — 0.1%
Bright Scholar Education Holdings Ltd., 7.45%,
07/31/22 ..................... 419 433,665
frontdoor, Inc., 6.75%, 08/15/26
(b)
....... 285 303,881
Graham Holdings Co., 5.75%, 06/01/26
(b)
.. 48 50,400
Laureate Education, Inc., 8.25%, 05/01/25
(b)
4 4,240
Service Corp. International, 3.38%, 08/15/30 24 24,965
Sotheby's, 7.38%, 10/15/27
(b)
.......... 1,358 1,454,758
2,271,909
Diversified Financial Services — 1.5%
Arrow Global Finance plc, 5.13%, 09/15/24 . GBP 300 408,560
Cabot Financial Luxembourg SA, 7.50%,
10/01/23 ..................... 397 551,876
China Development Bank Financial Leasing
Co. Ltd., (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.75%),
2.88%, 09/28/30
(a)
............... USD 1,000 1,023,486
Coastal Emerald Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
7.45%), 4.30%
(a)(i)
............... 595 600,392
Fairstone Financial, Inc., 7.88%, 07/15/24
(b)
. 128 135,680
Garfunkelux Holdco 3 SA:
6.75%, 11/01/25 ................. EUR 558 698,723
7.75%, 11/01/25 ................. GBP 389 546,331
GE Capital Funding LLC, 4.40%, 05/15/30
(b)(g)
USD 5,000 5,894,142
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35
(g)
............ 3,766 4,494,894
MPH Acquisition Holdings LLC, 5.75%,
11/01/28
(b)
.................... 1,349 1,325,797
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Ocean Laurel Co. Ltd., 2.38%, 10/20/25 ... USD 605 $ 598,972
REC Ltd.:
3.88%, 07/07/27 ................. 310 330,634
4.63%, 03/22/28 ................. 697 770,185
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26 ................. EUR 896 1,150,697
6.25%, 05/15/26
(b)
................ USD 2,296 2,450,980
8.25%, 11/15/26
(b)
................ 1,156 1,261,485
Sabre GLBL, Inc.
(b)
:
5.25%, 11/15/23 ................. 54 54,675
9.25%, 04/15/25 ................. 1,020 1,213,800
7.38%, 09/01/25 ................. 293 317,905
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 529 550,160
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 4,787 5,187,911
29,567,285
Diversified Telecommunication Services — 3.5%
Altice France Holding SA:
8.00%, 05/15/27
(b)
................ EUR 100 132,415
8.00%, 05/15/27 ................. 200 264,829
10.50%, 05/15/27
(b)
............... USD 4,821 5,411,572
6.00%, 02/15/28
(b)
................ 584 591,300
Altice France SA:
2.50%, 01/15/25 ................. EUR 400 478,637
7.38%, 05/01/26
(b)
................ USD 1,354 1,425,085
5.88%, 02/01/27 ................. EUR 250 324,913
8.13%, 02/01/27
(b)
................ USD 2,635 2,905,114
5.50%, 01/15/28
(b)
................ 496 518,573
4.13%, 01/15/29 ................. EUR 854 1,063,112
5.13%, 01/15/29
(b)
................ USD 200 207,000
AT&T, Inc.:
2.45%, 03/15/35 ................. EUR 100 143,435
3.65%, 09/15/59
(b)
................ USD 165 166,607
CCO Holdings LLC
(b)
:
5.13%, 05/01/27 ................. 242 256,808
5.00%, 02/01/28 ................. 14 14,805
5.38%, 06/01/29 ................. 258 282,833
4.75%, 03/01/30 ................. 517 557,843
4.50%, 08/15/30 ................. 1,144 1,214,070
4.25%, 02/01/31 ................. 2,444 2,575,634
4.50%, 05/01/32 ................. 2,899 3,095,320
Cellnex Telecom SA:
2.38%, 01/16/24 ................. EUR 100 128,260
1.00%, 04/20/27 ................. 100 120,790
0.75%, 11/20/31
(f)
................ 700 822,433
CenturyLink, Inc.:
Series W, 6.75%, 12/01/23 .......... USD 533 593,629
Series Y, 7.50%, 04/01/24 .......... 106 120,045
5.13%, 12/15/26
(b)
................ 3,244 3,425,534
4.00%, 02/15/27
(b)
................ 814 840,455
4.50%, 01/15/29
(b)
................ 1,119 1,138,582
Series P, 7.60%, 09/15/39 .......... 271 329,265
Series U, 7.65%, 03/15/42 .......... 1,266 1,531,860
Cincinnati Bell, Inc.
(b)
:
7.00%, 07/15/24 ................. 526 547,040
8.00%, 10/15/25 ................. 82 87,433
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 1,681 1,798,670
Frontier Communications Corp.
(b)
:
5.88%, 10/15/27 ................. 776 839,050
5.00%, 05/01/28 ................. 1,511 1,575,218
6.75%, 05/01/29 ................. 835 893,450
Global Switch Finance BV, 1.38%, 10/07/30 . EUR 200 254,333
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(d)
................... USD 574 587,633

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc.
(b)
:
4.25%, 07/01/28 ................. USD 1,520 $ 1,561,800
3.63%, 01/15/29 ................. 1,045 1,042,388
Lorca Telecom Bondco SA, 4.00%, 09/18/27 EUR 413 530,374
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(i)
.................... USD 1,079 1,150,821
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK),
07/27/25
(h)
.................... 51 54,299
Ooredoo International Finance Ltd., 3.75%,
06/22/26 ..................... 1,139 1,271,409
Orange SA, 0.50%, 09/04/32 .......... EUR 300 375,188
QualityTech LP, 3.88%, 10/01/28
(b)
...... USD 819 835,380
Sable International Finance Ltd., 5.75%,
09/07/27
(b)
.................... 200 212,750
Sprint Capital Corp.:
6.88%, 11/15/28 ................. 1,612 2,125,390
8.75%, 03/15/32 ................. 1,758 2,783,573
Switch Ltd., 3.75%, 09/15/28
(b)
......... 880 893,200
Telecom Italia Capital SA:
6.38%, 11/15/33 ................. 458 563,340
6.00%, 09/30/34 ................. 1,340 1,632,240
7.20%, 07/18/36 ................. 204 275,231
7.72%, 06/04/38 ................. 519 721,410
Telecom Italia Finance SA, 7.75%, 01/24/33 EUR 500 898,172
Telecom Italia SpA:
1.13%, 03/26/22
(f)
................ 100 121,849
5.30%, 05/30/24
(b)
................ USD 389 423,037
2.38%, 10/12/27 ................. EUR 800 1,016,432
5.25%, 03/17/55 ................. 500 768,418
Telefonica Emisiones SA, 2.93%, 10/17/29 . 200 300,819
Telesat Canada
(b)
:
4.88%, 06/01/27 ................. USD 1,160 1,200,600
6.50%, 10/15/27 ................. 24 25,080
Verizon Communications, Inc.:
3.88%, 02/08/29 ................. 325 382,557
4.50%, 08/10/33 ................. 500 630,905
2.88%, 01/15/38 ................. EUR 150 240,538
5.01%, 04/15/49 ................. USD 29 40,200
4.00%, 03/22/50 ................. 780 943,844
2.99%, 10/30/56
(b)
................ 624 628,127
Virgin Media Finance plc:
3.75%, 07/15/30 ................. EUR 742 922,327
Virgin Media Secured Finance plc:
5.50%, 05/15/29
(b)
................ USD 1,736 1,881,390
4.25%, 01/15/30 ................. GBP 500 701,698
4.50%, 08/15/30
(b)
................ USD 400 418,000
Zayo Group Holdings, Inc.
(b)
:
4.00%, 03/01/27 ................. 4,275 4,285,688
6.13%, 03/01/28 ................. 2,893 3,059,347
72,181,406
Electric Utilities — 1.2%
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30 800 846,500
Adani Transmission Ltd., 4.25%, 05/21/36 .. 458 486,450
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(b)
............... 985 1,063,492
China Huadian Overseas Development 2018
Ltd., (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.07%), 3.38%
(a)(i)
1,030 1,053,175
Duke Energy Corp., 3.95%, 08/15/47 ..... 750 910,464
Engie Energia Chile SA, 3.40%, 01/28/30 .. 1,214 1,314,914
FirstEnergy Corp.:
Series B, 3.90%, 07/15/27
(d)
......... 177 195,106
2.65%, 03/01/30 ................. 48 48,152
Series B, 2.25%, 09/01/30 .......... 39 37,725
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series C, 4.85%, 07/15/47
(d)
......... USD 864 $ 1,075,244
Series C, 3.40%, 03/01/50
(g)
......... 2,853 2,732,697
FirstEnergy Transmission LLC
(b)
:
5.45%, 07/15/44 ................. 555 704,219
4.55%, 04/01/49 ................. 983 1,147,978
Huachen Energy Co. Ltd., 6.63%, 05/18/20
(e)(k)
275 96,250
LLPL Capital Pte. Ltd., 6.88%, 02/04/39 ... 446 527,146
Mong Duong Finance Holdings BV, 5.13%,
05/07/29 ..................... 667 698,474
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(b)
.................... 2 2,140
NRG Energy, Inc.
(b)
:
4.45%, 06/15/29 ................. 291 337,458
3.63%, 02/15/31 ................. 704 724,275
Oncor Electric Delivery Co. LLC, 3.10%,
09/15/49 ..................... 165 188,159
Pacific Gas & Electric Co., 4.25%, 03/15/46
(g)
5,250 5,636,103
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 529 558,095
PG&E Corp., 5.25%, 07/01/30 ......... 400 440,000
SSE plc, 1.75%, 04/16/30 ............ EUR 200 273,298
Star Energy Geothermal Darajat II:
4.85%, 10/14/38 ................. USD 1,925 2,147,588
4.85%, 10/14/38
(b)
................ 645 719,581
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33 ................ 181 204,869
Texas Competitive Electric Holdings Co. LLC,
Escrow, 5.10%, 12/31/49
(c)(e)(k)
........ 815 —
Virginia Electric & Power Co., Series B, 3.80%,
09/15/47 ..................... 500 617,972
Vistra Operations Co. LLC, 4.30%, 07/15/29
(b)
409 464,225
25,251,749
Electrical Equipment — 0.1%
Sensata Technologies BV
(b)
:
5.63%, 11/01/24 ................. 123 137,457
5.00%, 10/01/25 ................. 791 879,988
1,017,445
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc.:
4.13%, 10/15/26 ................. EUR 210 264,232
3.88%, 03/15/28 ................. 200 254,250
CDW LLC, 3.25%, 02/15/29 .......... USD 603 614,879
Ingenico Group SA, 1.63%, 09/13/24 ..... EUR 200 254,731
Itron, Inc., 5.00%, 01/15/26
(b)
.......... USD 7 7,149
Sensata Technologies, Inc.
(b)
:
4.38%, 02/15/30 ................. 317 341,171
3.75%, 02/15/31 ................. 175 181,402
Zhen Ding Technology Holding Ltd., 0.00%,
06/30/25
(f)(j)
................... 400 424,600
2,342,414
Energy Equipment & Services — 0.4%
Anton Oilfield Services Group, 7.50%, 12/02/22 800 692,000
Archrock Partners LP
(b)
:
6.88%, 04/01/27 ................. 919 989,074
6.25%, 04/01/28 ................. 750 780,720
ChampionX Corp., 6.38%, 05/01/26 ...... 138 139,380
Hilong Holding Ltd., 8.25%, 09/26/22
(e)(k)
... 2,695 2,088,625
Tervita Corp., 11.00%, 12/01/25
(b)
....... 201 216,284
Transocean, Inc., 11.50%, 01/30/27
(b)
..... 104 74,360
USA Compression Partners LP:
6.88%, 04/01/26 ................. 1,350 1,410,750
6.88%, 09/01/27 ................. 757 808,158
7,199,351

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Entertainment — 0.4%
Lions Gate Capital Holdings LLC
(b)
:
6.38%, 02/01/24 ................. USD 74 $ 75,850
5.88%, 11/01/24 ................. 108 109,620
Live Nation Entertainment, Inc.:
2.50%, 03/15/23
(f)
................ 220 283,976
4.88%, 11/01/24
(b)
................ 58 58,725
2.00%, 02/15/25
(b)(f)
............... 274 289,957
6.50%, 05/15/27
(b)
................ 2,952 3,301,871
4.75%, 10/15/27
(b)
................ 486 498,111
3.75%, 01/15/28
(b)
................ 336 339,494
Netflix, Inc.:
5.88%, 11/15/28 ................. 279 334,451
5.38%, 11/15/29
(b)
................ 1,504 1,772,840
3.63%, 06/15/30 ................. EUR 1,000 1,386,915
Pinewood Finance Co. Ltd., 3.25%, 09/30/25 GBP 344 478,888
WMG Acquisition Corp.
(b)
:
5.50%, 04/15/26 ................. USD 3 3,109
3.88%, 07/15/30 ................. 160 170,043
9,103,850
Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp., 3.13%, 01/15/27 ... 1,000 1,103,192
Brookfield Property REIT, Inc., 5.75%,
05/15/26
(b)
.................... 714 703,290
Crown Castle International Corp.:
3.80%, 02/15/28 ................. 1,000 1,152,527
3.30%, 07/01/30 ................. 865 968,176
4.15%, 07/01/50 ................. 580 704,984
Diversified Healthcare Trust, 9.75%, 06/15/25 215 244,270
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 485 500,028
GLP Capital LP:
3.35%, 09/01/24 ................. 70 73,484
5.25%, 06/01/25 ................. 348 391,528
5.38%, 04/15/26 ................. 131 150,345
5.30%, 01/15/29 ................. 50 57,847
4.00%, 01/15/30 ................. 325 353,035
4.00%, 01/15/31 ................. 1,388 1,514,613
Iron Mountain, Inc.
(b)
:
5.25%, 03/15/28 ................. 194 204,726
4.88%, 09/15/29 ................. 40 42,200
5.25%, 07/15/30 ................. 1,291 1,394,280
5.63%, 07/15/32 ................. 627 691,268
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24 .. 334 333,791
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 ................. 819 889,557
4.63%, 06/15/25
(b)
................ 363 388,773
4.50%, 09/01/26 ................. 1,806 1,943,075
5.75%, 02/01/27 ................. 36 40,387
4.50%, 01/15/28 ................. 541 575,559
3.88%, 02/15/29
(b)
................ 759 776,078
MPT Operating Partnership LP:
5.00%, 10/15/27 ................. 178 189,347
4.63%, 08/01/29 ................. 1,197 1,279,294
3.50%, 03/15/31 ................. 822 848,715
Park Intermediate Holdings LLC, 5.88%,
10/01/28
(b)
.................... 112 119,280
Prologis International Funding II SA, 1.63%,
06/17/32 ..................... EUR 125 172,031
RHP Hotel Properties LP, 4.75%, 10/15/27 . USD 1,432 1,482,120
SBA Communications Corp.:
4.88%, 09/01/24 ................. 65 66,672
3.88%, 02/15/27
(b)
................ 2,465 2,588,990
Service Properties Trust:
4.50%, 06/15/23 ................. 50 50,250
4.35%, 10/01/24 ................. 46 45,425
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
7.50%, 09/15/25 ................. USD 864 $ 995,604
5.50%, 12/15/27 ................. 228 249,286
Trust Fibra Uno, 4.87%, 01/15/30
(b)
...... 905 1,032,266
Uniti Group LP:
6.00%, 04/15/23
(b)
................ 374 381,480
8.25%, 10/15/23 ................. 1,256 1,265,420
7.88%, 02/15/25
(b)
................ 212 227,733
VICI Properties LP
(b)
:
3.50%, 02/15/25 ................. 203 207,623
4.25%, 12/01/26 ................. 1,564 1,622,103
3.75%, 02/15/27 ................. 1,070 1,094,075
4.63%, 12/01/29 ................. 1,004 1,074,280
4.13%, 08/15/30 ................. 1,450 1,530,663
31,719,670
Food & Staples Retailing — 0.3%
Albertsons Cos., Inc.
(b)
:
3.25%, 03/15/26 ................. 531 538,965
4.63%, 01/15/27 ................. 1,259 1,339,261
5.88%, 02/15/28 ................. 1,012 1,101,248
4.88%, 02/15/30 ................. 397 437,447
Casino Guichard Perrachon SA, 3.58%,
02/07/25
(d)
.................... EUR 400 439,794
Iceland Bondco plc, 4.63%, 03/15/25 ..... GBP 300 406,131
Picard Groupe SAS, (EURIBOR 3 Month +
3.00%), 3.00%, 11/30/23
(a)
.......... EUR 700 853,017
Quatrim SASU, 5.88%, 01/15/24 ....... 300 379,744
Tesco Corporate Treasury Services plc, 0.88%,
05/29/26 ..................... 125 157,344
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 234 244,818
US Foods, Inc., 6.25%, 04/15/25
(b)
...... 142 151,762
6,049,531
Food Products — 1.1%
Bunge Finance Europe BV, 1.85%, 06/16/23 EUR 100 125,689
China Mengniu Dairy Co. Ltd., 1.50%,
06/24/23
(f)
.................... USD 400 595,932
Chobani LLC
(b)
:
7.50%, 04/15/25 ................. 2,288 2,399,197
4.63%, 11/15/28 ................. 505 512,575
CP Foods Capital Ltd., 0.50%, 06/18/25
(f)
.. 800 793,048
Gruma SAB de CV, 4.88%, 12/01/24 ..... 760 853,812
Grupo Bimbo SAB de CV, 4.00%, 09/06/49 . 1,304 1,463,740
JBS USA LUX SA
(b)
:
5.75%, 06/15/25 ................. 374 385,875
6.75%, 02/15/28 ................. 103 115,263
6.50%, 04/15/29 ................. 839 976,680
Knight Castle Investments Ltd., 7.99%,
01/23/21 ..................... 1,400 1,022,000
Kraft Heinz Foods Co.:
2.25%, 05/25/28 ................. EUR 200 258,064
4.25%, 03/01/31
(b)
................ USD 1,566 1,746,180
5.00%, 07/15/35 ................. 107 129,710
6.88%, 01/26/39 ................. 219 303,459
4.63%, 10/01/39
(b)
................ 67 74,809
6.50%, 02/09/40 ................. 145 195,998
5.00%, 06/04/42 ................. 9 10,559
5.20%, 07/15/45 ................. 237 281,806
4.38%, 06/01/46 ................. 1,825 1,974,550
4.88%, 10/01/49
(b)
................ 2,055 2,397,411
5.50%, 06/01/50
(b)
................ 2,353 2,964,198
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(b)
214 238,878
Post Holdings, Inc.
(b)
:
5.63%, 01/15/28 ................. 883 940,395
4.63%, 04/15/30 ................. 45 47,338
Premier Foods Finance plc, 6.25%, 10/15/23 GBP 400 563,410

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Food Products (continued)
Simmons Foods, Inc., 7.75%, 01/15/24
(b)
.. USD 283 $ 294,674
Tereos Finance Groupe I SA, 7.50%, 10/30/25 EUR 433 559,496
TreeHouse Foods, Inc., 4.00%, 09/01/28 .. USD 141 145,847
22,370,593
Gas Utilities — 0.1%
China Oil & Gas Group Ltd., 5.50%, 01/25/23 200 205,688
Ferrellgas LP, 10.00%, 04/15/25
(b)
....... 456 504,117
Infraestructura Energetica Nova SAB de CV,
4.75%, 01/15/51
(b)
............... 709 773,696
1,483,501
Health Care Equipment & Supplies — 0.4%
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
.. 1,985 2,099,137
Becton Dickinson and Co., 4.67%, 06/06/47 . 275 361,091
Danaher Corp., 2.50%, 03/30/30 ....... EUR 200 291,654
Hologic, Inc.
(b)
:
4.63%, 02/01/28 ................. USD 412 437,235
3.25%, 02/15/29 ................. 549 558,607
Ortho-Clinical Diagnostics, Inc.
(b)
:
7.38%, 06/01/25 ................. 1,503 1,600,695
7.25%, 02/01/28 ................. 2,560 2,700,800
Stryker Corp., 0.75%, 03/01/29 ........ EUR 200 253,588
Teleflex, Inc., 4.25%, 06/01/28
(b)
........ USD 338 358,280
8,661,087
Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc.
(b)
:
5.50%, 07/01/28 ................. 237 254,550
5.00%, 04/15/29 ................. 253 270,077
AdaptHealth LLC
(b)
:
6.13%, 08/01/28 ................. 170 182,537
4.63%, 08/01/29 ................. 130 133,575
AHP Health Partners, Inc., 9.75%, 07/15/26
(b)
2,057 2,270,414
Akumin, Inc., 7.00%, 11/01/25
(b)
........ 99 103,950
Centene Corp.:
5.38%, 08/15/26
(b)
................ 776 819,650
4.25%, 12/15/27 ................. 1,069 1,133,140
4.63%, 12/15/29 ................. 1,600 1,776,336
3.00%, 10/15/30 ................. 1,234 1,307,917
Community Health Systems, Inc.
(b)
:
8.63%, 01/15/24 ................. 1,052 1,096,710
6.63%, 02/15/25 ................. 2,838 2,986,938
8.00%, 03/15/26 ................. 3,079 3,317,623
5.63%, 03/15/27 ................. 1,086 1,167,721
6.00%, 01/15/29 ................. 781 843,683
CVS Health Corp., 5.05%, 03/25/48 ...... 600 813,167
Encompass Health Corp.:
4.50%, 02/01/28 ................. 2 2,090
4.75%, 02/01/30 ................. 76 81,415
4.63%, 04/01/31 ................. 131 140,170
HCA, Inc.:
5.38%, 02/01/25 ................. 96 107,955
5.63%, 09/01/28 ................. 387 456,660
5.88%, 02/01/29 ................. 1,113 1,339,473
3.50%, 09/01/30 ................. 1,318 1,400,475
Legacy LifePoint Health LLC
(b)
:
6.75%, 04/15/25 ................. 190 204,024
4.38%, 02/15/27 ................. 360 360,450
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
... 268 267,424
MEDNAX, Inc.
(b)
:
5.25%, 12/01/23 ................. 88 89,082
6.25%, 01/15/27 ................. 350 375,361
Molina Healthcare, Inc.
(b)
:
4.38%, 06/15/28 ................. 20 21,050
3.88%, 11/15/30 ................. 431 462,247
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... USD 264 $ 280,500
Providence Service Corp. (The), 5.88%,
11/15/25
(b)
.................... 133 140,648
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... 115 126,500
RP Escrow Issuer LLC, 5.25%, 12/15/25
(b)
.. 276 288,437
Surgery Center Holdings, Inc.
(b)
:
6.75%, 07/01/25 ................. 1,592 1,619,860
10.00%, 04/15/27 ................ 1,582 1,748,110
Synlab Bondco plc, (EURIBOR 3 Month +
4.75%), 4.75%, 07/01/25
(a)
.......... EUR 375 467,167
Tenet Healthcare Corp.
(b)
:
4.63%, 09/01/24 ................. USD 219 226,117
7.50%, 04/01/25 ................. 263 287,328
4.88%, 01/01/26 ................. 1,802 1,885,090
6.25%, 02/01/27 ................. 716 758,960
5.13%, 11/01/27 ................. 2,157 2,283,724
4.63%, 06/15/28 ................. 48 50,280
6.13%, 10/01/28 ................. 1,272 1,325,399
Vizient, Inc., 6.25%, 05/15/27
(b)
........ 353 379,475
West Street Merger Sub, Inc., 6.38%,
09/01/25
(b)
.................... 510 522,750
36,176,209
Health Care Technology — 0.1%
IQVIA, Inc.
(b)
:
5.00%, 10/15/26 ................. 875 914,375
5.00%, 05/15/27 ................. 573 609,113
1,523,488
Hotels, Restaurants & Leisure — 2.9%
1011778 BC ULC
(b)
:
3.88%, 01/15/28 ................. 768 780,111
4.38%, 01/15/28 ................. 1,319 1,358,570
3.50%, 02/15/29 ................. 177 176,779
4.00%, 10/15/30 ................. 17 17,228
Accor SA:
(EUR Swap Annual 5 Year + 4.56%),
4.37%
(a)(i)
.................... EUR 100 121,469
0.70%, 12/07/27
(f)
................ 612 386,626
Affinity Gaming, 6.88%, 12/15/27
(b)
...... USD 211 221,084
Boyd Gaming Corp.:
8.63%, 06/01/25
(b)
................ 292 324,759
6.38%, 04/01/26 ................. 118 122,580
4.75%, 12/01/27 ................. 736 764,520
Boyne USA, Inc., 7.25%, 05/01/25
(b)
..... 227 238,066
Burger King France SAS, 6.00%, 05/01/24 . EUR 600 745,539
Caesars Entertainment, Inc.
(b)
:
6.25%, 07/01/25 ................. USD 3,272 3,484,680
8.13%, 07/01/27 ................. 2,139 2,367,921
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 969 1,026,731
Carnival Corp.:
11.50%, 04/01/23
(b)
............... 1,329 1,537,281
10.13%, 02/01/26 ................ EUR 268 378,035
10.50%, 02/01/26
(b)
............... USD 145 168,925
7.63%, 03/01/26
(b)
................ 419 456,496
7.63%, 03/01/26 ................. EUR 306 395,469
9.88%, 08/01/27
(b)
................ USD 274 315,100
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 312 327,600
Cedar Fair LP
(b)
:
5.50%, 05/01/25 ................. 1,649 1,719,083
6.50%, 10/01/28 ................. 93 100,849
Churchill Downs, Inc.
(b)
:
5.50%, 04/01/27 ................. 1,876 1,986,215

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
4.75%, 01/15/28 ................. USD 875 $ 920,937
Cirsa Finance International SARL, 4.75%,
05/22/25 ..................... EUR 329 391,071
Codere Finance 2 Luxembourg SA:
10.75%, 09/30/23
(d)
............... 195 245,343
10.75%, (10.75% Cash or 10.75% PIK),
11/01/23
(e)(h)(k)
................. 300 235,010
CPUK Finance Ltd.:
4.25%, 08/28/22 ................. GBP 52 71,398
4.88%, 08/28/25 ................. 400 544,199
Dave & Buster's, Inc., 7.63%, 11/01/25
(b)
... USD 358 376,795
Fortune Star BVI Ltd.:
5.95%, 01/29/23 ................. 200 205,250
6.75%, 07/02/23 ................. 256 269,360
6.85%, 07/02/24 ................. 1,885 2,000,456
5.95%, 10/19/25 ................. 2,560 2,678,400
Gamma Bidco SpA, 6.25%, 07/15/25 ..... EUR 745 946,534
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
... USD 1,212 1,203,298
Hilton Domestic Operating Co., Inc.:
5.38%, 05/01/25
(b)
................ 180 191,250
5.13%, 05/01/26 ................. 387 399,577
5.75%, 05/01/28
(b)
................ 871 947,213
4.88%, 01/15/30 ................. 1,428 1,560,090
4.00%, 05/01/31
(b)
................ 734 774,451
InterContinental Hotels Group plc, 3.38%,
10/08/28 ..................... GBP 575 863,882
International Game Technology plc:
3.50%, 07/15/24 ................. EUR 400 508,939
3.50%, 06/15/26 ................. 500 630,677
2.38%, 04/15/28 ................. 100 121,197
IRB Holding Corp., 7.00%, 06/15/25
(b)
.... USD 210 229,425
Las Vegas Sands Corp.:
2.90%, 06/25/25 ................. 52 54,415
3.50%, 08/18/26 ................. 46 49,224
3.90%, 08/08/29 ................. 43 46,244
Marriott International, Inc., Series EE, 5.75%,
05/01/25 ..................... 925 1,081,974
Marriott Ownership Resorts, Inc., 6.50%,
09/15/26 ..................... 14 14,630
Melco Resorts Finance Ltd.:
5.25%, 04/26/26 ................. 633 661,485
5.38%, 12/04/29 ................. 545 564,756
MGM China Holdings Ltd.:
5.25%, 06/18/25 ................. 760 789,213
5.88%, 05/15/26 ................. 630 663,793
MGM Resorts International:
7.75%, 03/15/22 ................. 913 972,345
6.00%, 03/15/23 ................. 186 199,717
5.75%, 06/15/25 ................. 23 25,430
NCL Corp. Ltd.
(b)
:
10.25%, 02/01/26 ................ 140 163,800
5.88%, 03/15/26 ................. 347 364,982
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
.................... 174 186,180
Powdr Corp., 6.00%, 08/01/25
(b)
........ 275 289,438
Royal Caribbean Cruises Ltd.
(b)
:
10.88%, 06/01/23 ................ 125 142,235
9.13%, 06/15/23 ................. 196 212,660
11.50%, 06/01/25 ................ 557 651,161
Scientific Games International, Inc.
(b)
:
8.63%, 07/01/25 ................. 235 257,325
5.00%, 10/15/25 ................. 1,642 1,694,363
8.25%, 03/15/26 ................. 736 793,114
7.00%, 05/15/28 ................. 138 148,379
7.25%, 11/15/29 ................. 50 54,875
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
SeaWorld Parks & Entertainment, Inc., 9.50%,
08/01/25
(b)
.................... USD 186 $ 201,926
Sisal Group SpA, 7.00%, 07/31/23 ...... EUR 344 424,142
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
USD 2,274 2,455,920
Station Casinos LLC, 4.50%, 02/15/28
(b)
... 286 288,145
Stonegate Pub Co. Financing plc:
8.00%, 07/13/25 ................. GBP 272 369,468
8.25%, 07/31/25 ................. 300 415,378
Studio City Finance Ltd.:
7.25%, 02/11/24 ................. USD 546 568,181
6.00%, 07/15/25 ................. 238 251,090
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 154 164,395
Viking Cruises Ltd., 5.88%, 09/15/27
(b)
.... 250 244,495
Wagamama Finance plc, 4.13%, 07/01/22 .. GBP 200 265,733
Wyndham Destinations, Inc., 6.63%, 07/31/26
(b)
USD 197 225,565
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 147 152,740
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 183 188,627
Wynn Macau Ltd.:
4.88%, 10/01/24 ................. 219 222,148
5.50%, 01/15/26 ................. 3,080 3,203,200
5.63%, 08/26/28 ................. 345 360,525
Wynn Resorts Finance LLC
(b)
:
7.75%, 04/15/25 ................. 328 355,470
5.13%, 10/01/29 ................. 1,393 1,459,168
Yum! Brands, Inc.:
4.75%, 01/15/30
(b)
................ 68 74,562
3.63%, 03/15/31 ................. 166 167,798
5.35%, 11/01/43 ................. 127 143,510
58,120,392
Household Durables — 0.3%
Ashton Woods USA LLC, 6.63%, 01/15/28
(b)
54 56,835
Brookfield Residential Properties, Inc.
(b)
:
6.25%, 09/15/27 ................. 120 127,650
4.88%, 02/15/30 ................. 890 920,037
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
269 287,494
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 101 107,565
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 340 357,000
Lennar Corp.:
4.75%, 05/30/25 ................. 2 2,285
5.25%, 06/01/26 ................. 56 66,360
Mattamy Group Corp.
(b)
:
5.25%, 12/15/27 ................. 118 124,785
4.63%, 03/01/30 ................. 498 527,880
MDC Holdings, Inc., 6.00%, 01/15/43 ..... 303 406,185
Meritage Homes Corp., 5.13%, 06/06/27 ... 60 67,050
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
127 130,428
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
580 620,600
PulteGroup, Inc.:
7.88%, 06/15/32 ................. 15 22,444
6.38%, 05/15/33 ................. 352 482,275
Taylor Morrison Communities, Inc.
(b)
:
5.88%, 06/15/27 ................. 2 2,267
5.13%, 08/01/30 ................. 174 194,880
Tempur Sealy International, Inc., 5.50%,
06/15/26 ..................... 8 8,325
TRI Pointe Group, Inc.:
5.25%, 06/01/27 ................. 2 2,175
5.70%, 06/15/28 ................. 65 73,385
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 842 871,470
5,459,375

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30 . USD 322 $ 335,685
Energizer Holdings, Inc.
(b)
:
4.75%, 06/15/28 ................. 95 99,988
4.38%, 03/31/29 ................. 23 23,817
Kronos Acquisition Holdings, Inc., 5.00%,
12/31/26
(b)
.................... 128 133,531
Spectrum Brands, Inc.
(b)
:
5.00%, 10/01/29 ................. 87 93,429
5.50%, 07/15/30 ................. 182 196,105
882,555
Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp.
(b)
:
5.25%, 06/01/26 ................. 27 27,931
4.50%, 02/15/28 ................. 1,186 1,233,440
5.13%, 03/15/28 ................. 1,725 1,814,648
4.63%, 02/01/29 ................. 1,170 1,203,088
5.00%, 02/01/31 ................. 1,220 1,274,900
3.75%, 03/01/31 ................. 427 422,871
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
.................... 97 104,032
Colbun SA, 3.15%, 03/06/30 .......... 1,853 1,998,345
8,079,255
Industrial Conglomerates — 0.1%
General Electric Co., 3.63%, 05/01/30
(g)
... 1,565 1,788,618
Insurance — 1.8%
Achmea BV, (EURIBOR Swap Rate 5 Year +
4.78%), 4.62%
(a)(i)
............... EUR 2,850 3,729,774
Acrisure LLC, 8.13%, 02/15/24
(b)
........ USD 32 33,879
Alliant Holdings Intermediate LLC
(b)
:
4.25%, 10/15/27 ................. 2,076 2,122,710
6.75%, 10/15/27 ................. 3,756 4,018,920
AmWINS Group, Inc., 7.75%, 07/01/26
(b)
... 161 172,898
Ardonagh Midco 2 plc, 11.50%, 01/15/27
(b)
. 200 213,500
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(i)
...... 1,056 1,133,113
Assicurazioni Generali SpA
(a)
:
(EURIBOR 3 Month + 4.50%), 4.60%
(i)
.. EUR 300 411,207
(EURIBOR 3 Month + 5.35%), 5.50%,
10/27/47 .................... 450 676,321
AssuredPartners, Inc., 5.63%, 01/15/29
(b)
.. USD 473 493,694
BNP Paribas Cardif SA, (EURIBOR 3 Month +
3.93%), 4.03%
(a)(i)
............... EUR 200 276,704
CNP Assurances:
1.88%, 10/20/22 ................. 100 126,192
(EURIBOR 3 Month + 4.60%), 4.50%,
06/10/47
(a)
................... 100 146,671
ELM BV for Swiss Re Ltd., 3.25%, 06/13/24
(f)
USD 200 222,002
FWD Ltd., (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.08%),
5.50%
(a)(i)
.................... 1,200 1,140,000
Galaxy Bidco Ltd., 6.50%, 07/31/26 ...... GBP 555 791,689
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. USD 525 570,124
Heungkuk Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.47%), 4.48%
(a)(i)
.... 2,000 2,015,000
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(b)
.................... 351 374,692
HUB International Ltd., 7.00%, 05/01/26
(b)
.. 2,969 3,104,950
KDB Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.66%), 7.50%
(a)(i)
........... 1,800 1,786,500
Legal & General Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.38%), 5.62%
(a)(i)
............... GBP 2,650 4,013,442
Security
Par (000)
Par (000) Value
Insurance (continued)
Liberty Mutual Group, Inc., (EUR Swap Annual
5 Year + 3.70%), 3.62%, 05/23/59
(a)
.... EUR 400 $ 501,625
NFP Corp.
(b)
:
7.00%, 05/15/25 ................. USD 100 107,500
6.88%, 08/15/28 ................. 1,990 2,124,683
Peak RE Bvi Holding Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.01%), 5.35%
(a)(i)
.............. 950 988,237
QBE Insurance Group Ltd., (USD Swap Rate
10 Year + 4.40%), 5.87%, 06/17/46
(a)
... 1,200 1,320,043
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%), 4.25%,
12/14/47
(a)
.................... EUR 100 129,559
Tongyang Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.98%), 5.25%
(a)(i)
........... USD 800 815,500
Union Life Insurance Co. Ltd., 3.00%, 09/19/21 1,200 1,080,000
Unipol Gruppo SpA, 3.25%, 09/23/30 ..... EUR 400 517,131
Willis North America, Inc., 2.95%, 09/15/29 . USD 20 21,882
ZhongAn Online P&C Insurance Co. Ltd.:
3.13%, 07/16/25 ................. 700 697,297
3.50%, 03/08/26 ................. 1,000 1,012,188
36,889,627
Interactive Media & Services — 0.1%
Adevinta ASA:
2.63%, 11/15/25 ................. EUR 259 323,368
3.00%, 11/15/27 ................. 266 335,813
Baidu, Inc., 4.13%, 06/30/25 .......... USD 600 669,750
Rackspace Technology Global, Inc., 5.38%,
12/01/28
(b)
.................... 766 802,538
2,131,469
Internet & Direct Marketing Retail — 0.4%
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 306 311,355
Baozun, Inc., 1.63%, 05/01/24
(f)
........ 413 396,525
Expedia Group, Inc.
(b)
:
6.25%, 05/01/25
(g)
................ 4,357 5,050,201
4.63%, 08/01/27 ................. 270 301,592
Go Daddy Operating Co. LLC, 5.25%,
12/01/27
(b)
.................... 120 126,300
Match Group Holdings II LLC
(b)
:
4.63%, 06/01/28 ................. 132 138,352
4.13%, 08/01/30 ................. 426 443,040
Pinduoduo, Inc., 0.00%, 12/01/25
(f)(j)
..... 220 271,323
Very Group Funding plc (The), 7.75%, 11/15/22 GBP 100 138,473
7,177,161
IT Services — 1.1%
21Vianet Group, Inc., 7.88%, 10/15/21 .... USD 2,484 2,533,680
Arches Buyer, Inc.
(b)
:
4.25%, 06/01/28 ................. 195 197,477
6.13%, 12/01/28 ................. 85 87,779
Austin BidCo, Inc., 7.13%, 12/15/28
(b)
..... 128 133,600
Banff Merger Sub, Inc.:
8.38%, 09/01/26 ................. EUR 310 394,617
9.75%, 09/01/26
(b)
................ USD 3,614 3,903,662
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
452 462,735
Booz Allen Hamilton, Inc., 3.88%, 09/01/28
(b)
878 904,340
Cablevision Lightpath LLC
(b)
:
3.88%, 09/15/27 ................. 614 617,837
5.63%, 09/15/28 ................. 788 824,445
Centurion Bidco SpA, 5.88%, 09/30/26 .... EUR 536 673,631
Fidelity National Information Services, Inc.,
3.75%, 05/21/29 ................ USD 235 275,889
Fiserv, Inc., 3.50%, 07/01/29 .......... 495 565,219

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
IT Services (continued)
Gartner, Inc.
(b)
:
4.50%, 07/01/28 ................. USD 395 $ 416,725
3.75%, 10/01/30 ................. 809 852,492
Global Payments, Inc., 2.90%, 05/15/30
(g)
.. 3,260 3,549,726
International Business Machines Corp., 2.95%,
05/15/50 ..................... 745 794,030
KBR, Inc., 4.75%, 09/30/28
(b)
.......... 229 238,732
Northwest Fiber LLC, 10.75%, 06/01/28
(b)
.. 109 124,260
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. 625 662,988
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... 230 243,800
Tempo Acquisition LLC
(b)
:
5.75%, 06/01/25 ................. 196 208,250
6.75%, 06/01/25 ................. 1,761 1,820,082
Unisys Corp., 6.88%, 11/01/27
(b)
........ 194 211,945
United Group BV:
4.88%, 07/01/24 ................. EUR 400 498,433
4.00%, 11/15/27 ................. 672 819,110
WEX, Inc., 4.75%, 02/01/23
(b)
......... USD 122 122,153
22,137,637
Leisure Products — 0.1%
Mattel, Inc.:
6.75%, 12/31/25
(b)
................ 1,700 1,794,299
6.20%, 10/01/40 ................. 228 266,190
5.45%, 11/01/41 ................. 263 289,392
2,349,881
Life Sciences Tools & Services — 0.0%
(b)
Charles River Laboratories International, Inc.,
4.25%, 05/01/28 ................ 15 15,713
Syneos Health, Inc., 3.63%, 01/15/29 .... 845 847,336
863,049
Machinery — 0.5%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 108 114,750
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)
.................... 191 194,342
Clark Equipment Co., 5.88%, 06/01/25
(b)
... 305 321,775
CNH Industrial Finance Europe SA, 1.75%,
09/12/25 ..................... EUR 100 130,010
Colfax Corp., 6.38%, 02/15/26
(b)
........ USD 176 187,880
EnPro Industries, Inc., 5.75%, 10/15/26 ... 781 829,812
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 244 246,745
Grinding Media, Inc., 7.38%, 12/15/23
(b)
... 435 441,525
Husky III Holding Ltd., 0.00%, (0.00% Cash or
13.75% PIK), 02/15/25
(b)(h)
.......... 591 642,712
Meritor, Inc., 4.50%, 12/15/28
(b)
........ 133 136,325
Navistar International Corp.
(b)
:
9.50%, 05/01/25 ................. 73 81,943
6.63%, 11/01/25 ................. 457 478,776
Novafives SAS, 5.00%, 06/15/25 ....... EUR 100 106,284
Platin 1426 GmbH, 5.38%, 06/15/23 ..... 300 364,081
RBS Global, Inc., 4.88%, 12/15/25
(b)
..... USD 10 10,187
Sofima Holding SpA:
3.75%, 01/15/28 ................. EUR 308 381,498
(EURIBOR 3 Month + 4.00%), 4.00%,
01/15/28
(a)
................... 273 336,012
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
USD 80 86,400
Terex Corp., 5.63%, 02/01/25
(b)
........ 110 113,314
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 1,920 1,996,800
Vertical Holdco GmbH, 7.63%, 07/15/28
(b)
.. 1,177 1,282,930
Vertical Midco GmbH, 4.38%, 07/15/27 ... EUR 288 370,219
Vertical US Newco, Inc., 5.25%, 07/15/27
(b)
. USD 1,653 1,752,180
Wabash National Corp., 5.50%, 10/01/25
(b)
. 335 341,700
10,948,200
Security
Par (000)
Par (000) Value
Marine — 0.0%
CMA CGM SA:
6.50%, 07/15/22 ................. EUR 200 $ 247,995
7.50%, 01/15/26 ................. 343 448,358
696,353
Media — 3.0%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
.................... USD 269 284,467
Altice Financing SA:
2.25%, 01/15/25 ................. EUR 280 329,748
7.50%, 05/15/26
(b)
................ USD 3,807 4,017,527
3.00%, 01/15/28 ................. EUR 147 172,656
5.00%, 01/15/28
(b)
................ USD 1,179 1,208,045
AMC Networks, Inc.:
5.00%, 04/01/24 ................. 24 24,390
4.75%, 08/01/25 ................. 317 327,366
Block Communications, Inc., 4.88%, 03/01/28
(b)
254 261,620
Cable One, Inc., 4.00%, 11/15/30
(b)
...... 457 474,709
Charter Communications Operating LLC:
5.13%, 07/01/49 ................. 1,000 1,220,514
3.70%, 04/01/51
(g)
................ 2,410 2,502,676
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 949 1,001,195
Clear Channel Worldwide Holdings, Inc.:
9.25%, 02/15/24 ................. 931 942,638
5.13%, 08/15/27
(b)
................ 3,203 3,235,030
Comcast Corp.:
1.50%, 02/20/29 ................. GBP 175 250,979
3.75%, 04/01/40 ................. USD 910 1,099,303
4.70%, 10/15/48 ................. 330 461,054
4.05%, 11/01/52 ................. 500 639,485
CSC Holdings LLC:
6.75%, 11/15/21 ................. 92 96,140
5.25%, 06/01/24 ................. 167 180,761
5.38%, 02/01/28
(b)
................ 323 344,802
5.75%, 01/15/30
(b)
................ 1,173 1,285,901
4.13%, 12/01/30
(b)
................ 266 278,130
4.63%, 12/01/30
(b)
................ 4,095 4,274,156
3.38%, 02/15/31
(b)
................ 544 533,800
Diamond Sports Group LLC, 5.38%, 08/15/26
(b)
122 99,125
Discovery Communications LLC, 3.95%,
03/20/28 ..................... 250 286,946
DISH DBS Corp.:
6.75%, 06/01/21 ................. 475 484,600
5.88%, 07/15/22 ................. 1,911 1,996,995
5.00%, 03/15/23 ................. 1,835 1,894,637
7.75%, 07/01/26 ................. 1,852 2,074,259
DISH Network Corp.
(f)
:
2.38%, 03/15/24 ................. 322 300,081
3.38%, 08/15/26 ................. 443 422,282
Entercom Media Corp., 6.50%, 05/01/27
(b)
.. 303 307,924
GCI LLC, 4.75%, 10/15/28
(b)
.......... 108 115,187
Grupo Televisa SAB:
4.63%, 01/30/26 ................. 562 639,099
5.00%, 05/13/45 ................. 1,133 1,363,495
Informa plc, 2.13%, 10/06/25 .......... EUR 650 836,174
Interpublic Group of Cos., Inc. (The), 4.65%,
10/01/28 ..................... USD 150 181,170
ITV plc, 1.38%, 09/26/26 ............ EUR 100 125,352
Lamar Media Corp., 4.00%, 02/15/30 ..... USD 251 260,413
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
.................... 1,415 1,522,894
Liberty Broadband Corp.
(b)(f)
:
1.25%, 09/30/50 ................. 478 482,546
2.75%, 09/30/50 ................. 1,489 1,592,876
Meredith Corp., 6.88%, 02/01/26 ....... 100 97,500

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Media (continued)
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... USD 122 $ 127,490
Outfront Media Capital LLC, 5.00%, 08/15/27
(b)
415 422,263
Radiate Holdco LLC
(b)
:
4.50%, 09/15/26 ................. 1,145 1,180,781
6.50%, 09/15/28 ................. 2,885 3,040,069
Scripps Escrow II, Inc.
(b)
:
3.88%, 01/15/29 ................. 168 174,597
5.38%, 01/15/31 ................. 301 313,792
SES SA:
(EUR Swap Annual 5 Year + 5.40%),
5.62%
(a)(i)
.................... EUR 300 402,092
1.63%, 03/22/26 ................. 100 129,858
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... USD 1,241 1,269,828
Sirius XM Radio, Inc.
(b)
:
5.00%, 08/01/27 ................. 110 116,876
5.50%, 07/01/29 ................. 356 391,711
4.13%, 07/01/30 ................. 276 293,768
Summer BC Holdco A SARL, 9.25%, 10/31/27 EUR 180 232,219
Summer BC Holdco B SARL, 5.75%, 10/31/26 1,800 2,316,065
Summer BidCo BV
(h)
:
0.00%, (0.00% Cash or 9.75% PIK),
11/15/25 .................... 182 229,841
0.00%, (0.00% Cash or 9.75% PIK),
11/15/25
(a)
................... 103 129,329
Tele Columbus AG, 3.88%, 05/02/25 ..... 200 244,769
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... USD 1,200 1,279,800
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
1,697 1,870,943
Townsquare Media, Inc., 6.88%, 02/01/26
(b)
. 135 141,390
Univision Communications, Inc.
(b)
:
5.13%, 02/15/25 ................. 307 309,302
6.63%, 06/01/27 ................. 638 685,244
UPCB Finance VII Ltd., 3.63%, 06/15/29 ... EUR 200 253,004
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28 ................ GBP 300 418,455
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... USD 1,795 1,866,800
WPP Finance SA, 2.38%, 05/19/27 ...... EUR 200 273,618
Ziggo Bond Co. BV
(b)
:
6.00%, 01/15/27 ................. USD 330 348,734
5.13%, 02/28/30 ................. 1,054 1,112,286
Ziggo BV:
4.25%, 01/15/27 ................. EUR 240 306,212
5.50%, 01/15/27
(b)
................ USD 700 730,625
4.88%, 01/15/30
(b)
................ 200 210,250
61,352,658
Metals & Mining — 1.7%
ABJA Investment Co. Pte. Ltd., 5.95%,
07/31/24 ..................... 668 716,430
Allegheny Technologies, Inc., 7.88%,
08/15/23
(d)
.................... 220 240,755
Antofagasta plc, 2.38%, 10/14/30
(b)
...... 657 662,749
ArcelorMittal SA, 1.75%, 11/19/25 ....... EUR 200 251,624
Arconic Corp.
(b)
:
6.00%, 05/15/25 ................. USD 94 100,345
6.13%, 02/15/28 ................. 407 438,797
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 2,294 2,477,520
Chinalco Capital Holdings Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.79%), 4.10%
(a)(i)
........... 525 537,305
Constellium SE
(b)
:
5.75%, 05/15/24 ................. 352 359,188
6.63%, 03/01/25 ................. 820 837,425
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
5.88%, 02/15/26 ................. USD 1,564 $ 1,610,920
5.63%, 06/15/28 ................. 951 1,024,702
Freeport-McMoRan, Inc.:
4.38%, 08/01/28 ................. 419 445,187
4.63%, 08/01/30 ................. 1,687 1,851,483
5.40%, 11/14/34 ................. 71 88,839
5.45%, 03/15/43 ................. 3,001 3,736,245
Glencore Finance Europe Ltd., 1.50%,
10/15/26 ..................... EUR 100 128,762
GUSAP III LP, 4.25%, 01/21/30 ........ USD 1,234 1,378,609
Industrias Penoles SAB de CV, 4.75%,
08/06/50
(b)
.................... 235 272,012
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
.................... 542 613,815
JSW Steel Ltd.:
5.95%, 04/18/24 ................. 200 211,938
5.38%, 04/04/25 ................. 200 209,312
Kaiser Aluminum Corp.
(b)
:
6.50%, 05/01/25 ................. 107 114,490
4.63%, 03/01/28 ................. 238 246,925
New Gold, Inc.
(b)
:
6.38%, 05/15/25 ................. 57 59,565
7.50%, 07/15/27 ................. 1,034 1,142,570
Newmont Corp., 2.80%, 10/01/29 ....... 220 240,149
Novelis Corp.
(b)
:
5.88%, 09/30/26 ................. 1,096 1,145,320
4.75%, 01/30/30 ................. 2,418 2,605,069
Periama Holdings LLC, 5.95%, 04/19/26 ... 950 1,009,375
thyssenkrupp AG:
2.88%, 02/22/24 ................. EUR 1,699 2,086,480
2.50%, 02/25/25 ................. 1 1,219
United States Steel Corp., 12.00%, 06/01/25
(b)
USD 688 794,640
Vale Overseas Ltd.:
6.25%, 08/10/26 ................. 874 1,083,213
3.75%, 07/08/30 ................. 660 733,219
Vedanta Holdings Mauritius II Ltd., 13.00%,
08/21/23 ..................... 434 438,340
Vedanta Resources Finance II plc:
8.00%, 04/23/23 ................. 1,321 1,104,686
13.88%, 01/21/24 ................ 2,150 2,258,844
13.88%, 01/21/24
(b)
............... 200 210,125
9.25%, 04/23/26 ................. 1,570 1,161,800
Vedanta Resources Ltd., 6.13%, 08/09/24 .. 502 357,518
34,987,509
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.50%,
11/01/23
(b)
.................... 54 56,430
Multiline Retail — 0.2%
Future Retail Ltd., 5.60%, 01/22/25 ...... 2,850 2,412,703
Macy's, Inc., 8.38%, 06/15/25
(b)
........ 994 1,103,837
Nordstrom, Inc., 8.75%, 05/15/25
(b)
...... 830 929,643
4,446,183
Multi-Utilities — 0.0%
Consumers Energy Co., 3.10%, 08/15/50 .. 160 184,955
Oil, Gas & Consumable Fuels — 5.5%
Adani Green Energy UP Ltd., 6.25%, 12/10/24 479 529,744
Antero Midstream Partners LP, 7.88%,
05/15/26
(b)
.................... 596 615,418
Antero Resources Corp., 8.38%, 07/15/26
(b)
. 96 97,986
Apache Corp.:
4.88%, 11/15/27 ................. 247 261,820
5.10%, 09/01/40 ................. 321 342,266
5.25%, 02/01/42 ................. 40 43,114
4.75%, 04/15/43 ................. 379 392,972

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.25%, 01/15/44 ................. USD 221 $ 218,045
5.35%, 07/01/49 ................. 86 88,238
Ascent Resources Utica Holdings LLC
(b)
:
9.00%, 11/01/27 ................. 414 459,540
8.25%, 12/31/28 ................. 205 204,488
Baytex Energy Corp., 8.75%, 04/01/27
(b)
... 230 146,354
Blue Racer Midstream LLC, 7.63%, 12/15/25
(b)
298 317,370
BP Capital Markets plc
(a)(i)
:
(EUR Swap Annual 5 Year + 3.88%), 3.25% EUR 500 650,529
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.17%), 4.25% ... GBP 375 549,991
Buckeye Partners LP:
4.13%, 03/01/25
(b)
................ USD 63 63,788
3.95%, 12/01/26 ................. 45 45,585
4.50%, 03/01/28
(b)
................ 578 595,340
5.85%, 11/15/43 ................. 161 158,414
5.60%, 10/15/44 ................. 173 166,296
Cenovus Energy, Inc.:
3.00%, 08/15/22 ................. 100 102,182
3.80%, 09/15/23 ................. 57 59,207
5.38%, 07/15/25 ................. 616 694,509
5.40%, 06/15/47 ................. 197 231,260
Centennial Resource Production LLC, 6.88%,
04/01/27
(b)
.................... 199 142,783
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27 ..................... 500 591,489
Cheniere Energy Partners LP:
5.63%, 10/01/26 ................. 436 453,440
4.50%, 10/01/29 ................. 1,031 1,090,571
Cheniere Energy, Inc., 4.63%, 10/15/28
(b)
.. 2,734 2,870,700
CITGO Petroleum Corp., 7.00%, 06/15/25
(b)
. 325 324,188
CNX Resources Corp.
(b)
:
7.25%, 03/14/27 ................. 627 670,890
6.00%, 01/15/29 ................. 464 475,361
Comstock Resources, Inc.:
7.50%, 05/15/25
(b)
................ 774 793,033
9.75%, 08/15/26 ................. 1,247 1,343,400
Contemporary Ruiding Development Ltd.,
2.63%, 09/17/30 ................ 1,135 1,147,059
Continental Resources, Inc.:
5.00%, 09/15/22 ................. 836 837,254
4.50%, 04/15/23 ................. 30 30,933
5.75%, 01/15/31
(b)
................ 439 487,281
4.90%, 06/01/44 ................. 305 301,648
Crestwood Midstream Partners LP:
6.25%, 04/01/23
(d)
................ 60 60,150
5.63%, 05/01/27
(b)
................ 158 156,420
CrownRock LP, 5.63%, 10/15/25
(b)
...... 2,555 2,609,243
CVR Energy, Inc.
(b)
:
5.25%, 02/15/25 ................. 118 113,870
5.75%, 02/15/28 ................. 62 58,745
DCP Midstream Operating LP:
5.38%, 07/15/25 ................. 222 243,938
5.63%, 07/15/27 ................. 232 257,520
5.13%, 05/15/29 ................. 25 27,728
6.45%, 11/03/36
(b)
................ 374 403,920
6.75%, 09/15/37
(b)
................ 509 549,720
Diamondback Energy, Inc.:
4.75%, 05/31/25
(g)
................ 1,685 1,896,954
3.50%, 12/01/29 ................. 1,359 1,451,841
Double Eagle III Midco 1 LLC, 7.75%,
12/15/25
(b)
.................... 474 502,620
Enbridge, Inc.:
4.00%, 10/01/23 ................. 514 559,087
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
(LIBOR USD 3 Month + 3.64%), 6.25%,
03/01/78
(a)
................... USD 360 $ 393,722
Endeavor Energy Resources LP
(b)
:
6.63%, 07/15/25 ................. 202 216,140
5.50%, 01/30/26 ................. 1,504 1,543,330
5.75%, 01/30/28 ................. 656 707,627
Energy Transfer Operating LP:
6.50%, 02/01/42 ................. 205 250,097
5.15%, 02/01/43 ................. 150 159,030
5.15%, 03/15/45 ................. 67 72,607
6.13%, 12/15/45 ................. 500 590,648
5.30%, 04/15/47
(g)
................ 3,146 3,475,923
6.00%, 06/15/48 ................. 140 164,967
5.00%, 05/15/50 ................. 1,325 1,434,834
Energy Transfer Partners LP, 5.88%, 03/01/22 500 522,763
EnLink Midstream LLC:
5.63%, 01/15/28
(b)
................ 309 315,242
5.38%, 06/01/29 ................. 44 42,790
EnLink Midstream Partners LP:
4.40%, 04/01/24 ................. 85 83,875
4.15%, 06/01/25 ................. 4 3,900
4.85%, 07/15/26 ................. 126 123,019
5.60%, 04/01/44 ................. 158 126,795
5.05%, 04/01/45 ................. 146 116,346
Enterprise Products Operating LLC:
4.80%, 02/01/49 ................. 320 403,895
3.95%, 01/31/60 ................. 320 354,227
EQM Midstream Partners LP:
6.00%, 07/01/25
(b)
................ 301 329,595
4.13%, 12/01/26 ................. 64 64,480
6.50%, 07/01/27
(b)
................ 421 474,061
EQT Corp.:
3.90%, 10/01/27 ................. 388 385,458
5.00%, 01/15/29 ................. 259 273,069
8.75%, 02/01/30
(d)
................ 164 200,900
Extraction Oil & Gas, Inc.
(b)(e)(k)
:
7.38%, 05/15/24 ................. 375 67,500
5.63%, 02/01/26 ................. 317 57,060
Galaxy Pipeline Assets Bidco Ltd., 2.63%,
03/31/36 ..................... 1,800 1,863,000
Genesis Energy LP:
5.63%, 06/15/24 ................. 169 164,775
6.50%, 10/01/25 ................. 12 11,670
8.00%, 01/15/27 ................. 376 372,315
7.75%, 02/01/28 ................. 60 57,450
Great Western Petroleum LLC, 9.00%,
09/30/21
(b)
.................... 179 103,820
Greenko Dutch BV, 5.25%, 07/24/24 ..... 200 207,500
Greenko Mauritius Ltd., 6.25%, 02/21/23 .. 200 207,500
Greenko Solar Mauritius Ltd.:
5.55%, 01/29/25 ................. 200 205,500
5.95%, 07/29/26 ................. 4,400 4,734,125
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 344 365,930
Hess Corp., 5.80%, 04/01/47 .......... 3,200 4,071,574
Hess Midstream Operations LP
(b)
:
5.63%, 02/15/26 ................. 100 104,000
5.13%, 06/15/28 ................. 125 130,664
Holly Energy Partners LP, 5.00%, 02/01/28
(b)
165 166,238
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26 .. 256 266,000
Indigo Natural Resources LLC, 6.88%,
02/15/26
(b)
.................... 876 895,710
Ithaca Energy North Sea plc, 9.38%, 07/15/24
(b)
400 391,656
Lukoil Securities BV, 3.88%, 05/06/30
(b)
... 600 648,000
Matador Resources Co., 5.88%, 09/15/26 .. 536 525,280
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26 . 650 695,906

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
MEG Energy Corp.
(b)
:
7.00%, 03/31/24 ................. USD 796 $ 803,960
6.50%, 01/15/25 ................. 1,160 1,194,858
7.13%, 02/01/27 ................. 132 136,290
Mongolian Mining Corp.:
9.25%, 04/15/24 ................. 3,820 3,484,556
MPLX LP, 5.50%, 02/15/49 ........... 375 493,805
Murphy Oil Corp.:
5.75%, 08/15/25 ................. 135 133,650
6.37%, 12/01/42
(d)
................ 16 14,100
Neerg Energy Ltd., 6.00%, 02/13/22 ..... 1,483 1,503,391
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
400 395,708
New Fortress Energy, Inc., 6.75%, 09/15/25
(b)
2,651 2,815,839
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
.... 122 164,941
NuStar Logistics LP:
5.75%, 10/01/25 ................. 168 178,920
6.00%, 06/01/26 ................. 162 175,205
6.38%, 10/01/30 ................. 47 53,241
Occidental Petroleum Corp.:
2.70%, 08/15/22 ................. 510 510,638
2.70%, 02/15/23 ................. 626 625,405
6.95%, 07/01/24 ................. 118 127,440
2.90%, 08/15/24 ................. 438 421,575
5.50%, 12/01/25 ................. 234 243,971
3.40%, 04/15/26 ................. 129 122,989
3.20%, 08/15/26 ................. 19 17,765
3.00%, 02/15/27 ................. 6 5,340
8.88%, 07/15/30 ................. 72 84,510
6.13%, 01/01/31 ................. 868 928,933
4.30%, 08/15/39 ................. 582 492,093
6.20%, 03/15/40 ................. 937 927,630
4.50%, 07/15/44 ................. 212 179,670
4.63%, 06/15/45 ................. 2,301 2,005,621
6.60%, 03/15/46 ................. 26 26,381
4.40%, 04/15/46 ................. 502 437,475
4.10%, 02/15/47 ................. 65 53,134
4.20%, 03/15/48 ................. 328 267,320
4.40%, 08/15/49 ................. 127 107,036
Oleoducto Central SA, 4.00%, 07/14/27
(b)
.. 831 901,116
ONEOK, Inc., 4.50%, 03/15/50 ......... 3,348 3,510,663
Ovintiv Exploration, Inc., 5.75%, 01/30/22 .. 120 124,638
Parkland Corp., 5.88%, 07/15/27
(b)
...... 147 158,941
Parsley Energy LLC
(b)
:
5.38%, 01/15/25 ................. 579 595,444
5.25%, 08/15/25 ................. 43 44,784
5.63%, 10/15/27 ................. 28 30,646
4.13%, 02/15/28 ................. 1,177 1,235,850
PBF Holding Co. LLC, 9.25%, 05/15/25
(b)
.. 2,254 2,222,219
PDC Energy, Inc.:
1.13%, 09/15/21
(f)
................ 445 432,353
6.13%, 09/15/24 ................. 51 52,408
6.25%, 12/01/25 ................. 38 37,525
5.75%, 05/15/26 ................. 782 807,415
Plains All American Pipeline LP:
3.55%, 12/15/29 ................. 50 52,325
4.30%, 01/31/43 ................. 25 24,598
4.90%, 02/15/45 ................. 122 129,478
QEP Resources, Inc.:
5.38%, 10/01/22 ................. 220 229,075
5.25%, 05/01/23 ................. 514 540,985
5.63%, 03/01/26 ................. 86 94,303
Raizen Fuels Finance SA, 5.30%, 01/20/27
(b)
1,200 1,369,500
Range Resources Corp.:
5.88%, 07/01/22 ................. 17 17,000
5.00%, 08/15/22 ................. 157 155,430
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.00%, 03/15/23 ................. USD 102 $ 99,450
4.88%, 05/15/25 ................. 101 95,404
Rattler Midstream LP, 5.63%, 07/15/25
(b)
... 277 292,581
Reliance Industries Ltd.:
4.13%, 01/28/25 ................. 750 831,563
3.67%, 11/30/27 ................. 412 459,766
ReNew Power Pvt Ltd., 5.88%, 03/05/27 ... 1,148 1,217,239
ReNew Power Synthetic:
6.67%, 03/12/24
(b)
................ 200 210,937
6.67%, 03/12/24 ................. 2,151 2,268,633
Repsol International Finance BV:
(EUR Swap Annual 5 Year + 4.00%),
3.75%
(a)(i)
.................... EUR 100 130,976
(EUR Swap Annual 5 Year + 4.41%),
4.25%
(a)(i)
.................... 100 135,450
2.63%, 04/15/30 ................. 100 145,630
Rubis Terminal Infra SAS, 5.63%, 05/15/25 . 481 626,044
Sabine Pass Liquefaction LLC, 4.50%,
05/15/30
(b)
.................... USD 411 487,149
Sinopec Group Overseas Development 2018
Ltd., 3.35%, 05/13/50 ............. 675 707,062
SM Energy Co.:
6.13%, 11/15/22 ................. 43 41,495
10.00%, 01/15/25
(b)
............... 1,268 1,363,100
Southwestern Energy Co.:
4.10%, 03/15/22 ................. 240 241,200
6.45%, 01/23/25
(d)
................ 132 137,280
7.50%, 04/01/26 ................. 95 99,655
8.38%, 09/15/28 ................. 160 173,600
Sunoco Logistics Partners Operations LP:
5.30%, 04/01/44 ................. 888 959,596
5.35%, 05/15/45 ................. 103 113,466
5.40%, 10/01/47 ................. 235 262,573
Sunoco LP:
4.88%, 01/15/23 ................. 83 84,046
5.50%, 02/15/26 ................. 16 16,400
6.00%, 04/15/27 ................. 25 26,575
5.88%, 03/15/28 ................. 36 38,880
4.50%, 05/15/29
(b)
................ 312 324,480
Tallgrass Energy Partners LP
(b)
:
5.50%, 09/15/24 ................. 173 176,027
7.50%, 10/01/25 ................. 170 183,530
6.00%, 12/31/30 ................. 271 278,873
Targa Resources Partners LP:
4.25%, 11/15/23 ................. 4 4,020
5.13%, 02/01/25 ................. 98 100,450
5.38%, 02/01/27 ................. 15 15,755
6.50%, 07/15/27 ................. 36 39,060
5.00%, 01/15/28 ................. 916 966,893
6.88%, 01/15/29 ................. 683 769,229
5.50%, 03/01/30 ................. 1,046 1,135,642
4.88%, 02/01/31
(b)
................ 357 388,984
TerraForm Power Operating LLC, 4.75%,
01/15/30
(b)
.................... 38 40,660
Thaioil Treasury Center Co. Ltd., 3.75%,
06/18/50 ..................... 1,185 1,174,631
TOTAL SE, Series FP, 0.50%, 12/02/22
(f)
... 200 204,640
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 05/15/30 ................ 690 773,209
UGI International LLC, 3.25%, 11/01/25 ... EUR 100 125,500
Viper Energy Partners LP, 5.38%, 11/01/27
(b)
USD 203 212,135
Western Midstream Operating LP:
3.95%, 06/01/25 ................. 182 185,640
4.75%, 08/15/28 ................. 38 39,520
5.45%, 04/01/44 ................. 328 331,697

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.30%, 03/01/48 ................. USD 1,316 $ 1,304,103
5.50%, 08/15/48 ................. 67 65,766
6.25%, 02/01/50
(d)
................ 1,310 1,441,000
WPX Energy, Inc.:
8.25%, 08/01/23 ................. 106 120,641
5.25%, 09/15/24 ................. 285 310,442
5.75%, 06/01/26 ................. 98 103,023
5.25%, 10/15/27 ................. 75 79,471
5.88%, 06/15/28 ................. 238 259,427
4.50%, 01/15/30 ................. 585 620,100
111,569,139
Paper & Forest Products — 0.0%
Boise Cascade Co., 4.88%, 07/01/30
(b)
.... 162 175,365
Norbord, Inc., 6.25%, 04/15/23
(b)
........ 98 106,330
WEPA Hygieneprodukte GmbH, (EURIBOR 3
Month + 2.88%), 2.88%, 12/15/26
(a)
.... EUR 400 488,903
770,598
Personal Products — 0.1%
Coty, Inc.:
4.00%, 04/15/23 ................. 400 469,115
4.75%, 04/15/26 ................. 500 570,682
6.50%, 04/15/26
(b)
................ USD 100 97,242
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
135 145,085
1,282,124
Pharmaceuticals — 1.1%
Bausch Health Americas, Inc., 8.50%,
01/31/27
(b)
.................... 1,093 1,215,602
Bausch Health Cos., Inc.
(b)
:
9.00%, 12/15/25 ................. 398 439,372
5.75%, 08/15/27 ................. 216 231,660
7.00%, 01/15/28 ................. 1,324 1,455,341
5.00%, 01/30/28 ................. 15 15,458
5.00%, 02/15/29 ................. 931 957,254
6.25%, 02/15/29 ................. 1,631 1,771,674
7.25%, 05/30/29 ................. 504 566,552
5.25%, 01/30/30 ................. 1,001 1,051,050
5.25%, 02/15/31 ................. 517 540,120
Catalent Pharma Solutions, Inc.:
4.88%, 01/15/26
(b)
................ 156 159,120
5.00%, 07/15/27
(b)
................ 56 59,144
2.38%, 03/01/28 ................. EUR 394 483,506
Cheplapharm Arzneimittel GmbH:
3.50%, 02/11/27 ................. 496 607,453
4.38%, 01/15/28 ................. 287 359,043
5.50%, 01/15/28
(b)
................ USD 475 496,375
Diocle Spa, (EURIBOR 3 Month + 3.88%),
3.87%, 06/30/26
(a)
............... EUR 311 379,699
Elanco Animal Health, Inc., 5.90%, 08/28/28
(d)
USD 28 33,040
Endo DAC
(b)
:
9.50%, 07/31/27 ................. 947 1,057,089
6.00%, 06/30/28 ................. 182 154,700
Luye Pharma Group Ltd., 1.50%, 07/09/24
(f)
. 1,500 1,419,341
Nidda BondCo GmbH:
5.00%, 09/30/25 ................. EUR 200 246,744
7.25%, 09/30/25 ................. 200 252,881
Nidda Healthcare Holding GmbH:
3.50%, 09/30/24 ................. 702 851,300
P&L Development LLC, 7.75%, 11/15/25
(b)
.. USD 267 287,025
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
3,010 3,265,850
Rossini SARL, 6.75%, 10/30/25 ........ EUR 362 470,983
Takeda Pharmaceutical Co. Ltd.:
5.00%, 11/26/28 ................. USD 1,000 1,242,500
3.00%, 11/21/30 ................. EUR 175 263,057
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands II
BV:
6.00%, 01/31/25 ................. EUR 500 $ 661,982
1.88%, 03/31/27 ................. 500 554,133
1.63%, 10/15/28 ................. 100 107,352
21,656,400
Professional Services — 0.3%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
.. USD 150 153,375
ASGN, Inc., 4.63%, 05/15/28
(b)
......... 65 67,600
Dun & Bradstreet Corp. (The)
(b)
:
6.88%, 08/15/26 ................. 1,223 1,314,725
10.25%, 02/15/27 ................ 1,018 1,147,795
House of Finance NV (The), 4.38%, 07/15/26 EUR 100 121,648
Jaguar Holding Co. II/PPD Development LP
(b)
:
4.63%, 06/15/25 ................. USD 532 561,053
5.00%, 06/15/28 ................. 2,076 2,216,130
5,582,326
Real Estate Management & Development — 8.7%
ADLER Group SA:
3.25%, 08/05/25 ................. EUR 300 381,484
2.75%, 11/13/26 ................. 100 125,066
ADLER Real Estate AG, 3.00%, 04/27/26 .. 900 1,155,999
Agile Group Holdings Ltd.:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 9.22%),
6.87%
(a)(i)
.................... USD 4,100 4,197,375
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.29%),
7.88%
(a)(i)
.................... 400 418,625
5.75%, 01/02/25 ................. 285 291,413
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.08%),
7.75%
(a)(i)
.................... 795 820,837
6.05%, 10/13/25 ................. 2,380 2,440,988
Alam Sutera Realty Tbk. PT, 0.00%, (0.00%
Cash or 6.25% PIK), 05/02/24
(h)
...... 184 135,163
Aroundtown SA:
(EUR Swap Annual 5 Year + 3.98%),
3.37%
(a)(i)
.................... EUR 700 893,637
1.88%, 01/19/26 ................. 100 131,602
ATF Netherlands BV, (EUR Swap Annual 5
Year + 4.38%), 3.75%
(a)(i)
........... 100 126,899
Celulosa Arauco y Constitucion SA:
4.25%, 04/30/29 ................. USD 920 1,038,450
5.15%, 01/29/50 ................. 962 1,108,705
Central China Real Estate Ltd.:
6.88%, 02/10/21 ................. 710 710,000
6.75%, 11/08/21 ................. 745 752,748
6.88%, 08/08/22 ................. 200 204,500
7.25%, 04/24/23 ................. 1,800 1,840,500
7.65%, 08/27/23 ................. 410 422,812
7.90%, 11/07/23 ................. 1,200 1,230,000
7.25%, 07/16/24 ................. 720 723,600
CFLD Cayman Investment Ltd.:
8.63%, 02/28/21 ................. 200 196,375
6.92%, 06/16/22 ................. 200 181,375
8.75%, 09/28/22 ................. 603 550,237
6.90%, 01/13/23 ................. 1,000 869,063
8.60%, 04/08/24 ................. 200 172,500
China Aoyuan Group Ltd.:
7.95%, 09/07/21 ................. 416 423,800
8.50%, 01/23/22 ................. 200 204,500
5.38%, 09/13/22 ................. 207 209,254
7.95%, 02/19/23 ................. 257 272,099
6.35%, 02/08/24 ................. 4,094 4,273,113

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
5.98%, 08/18/25 ................. USD 705 $ 723,506
China Evergrande Group:
9.50%, 04/11/22 ................. 200 190,125
11.50%, 01/22/23 ................ 770 731,741
4.25%, 02/14/23
(f)
................ HKD 25,000 3,166,214
12.00%, 01/22/24 ................ USD 1,270 1,205,309
China Overseas Finance Cayman VIII Ltd.,
2.75%, 03/02/30 ................ 1,179 1,177,895
China SCE Group Holdings Ltd.:
7.25%, 04/19/23 ................. 600 628,875
7.38%, 04/09/24 ................. 800 849,250
7.00%, 05/02/25 ................. 1,635 1,718,794
CIFI Holdings Group Co. Ltd.:
6.55%, 03/28/24 ................. 1,008 1,078,875
6.45%, 11/07/24 ................. 480 517,050
6.00%, 07/16/25 ................. 673 717,797
5.95%, 10/20/25 ................. 200 214,750
5.25%, 05/13/26 ................. 2,190 2,283,075
Citycon OYJ, (EUR Swap Annual 5 Year +
4.71%), 4.50%
(a)(i)
............... EUR 100 121,524
Consus Real Estate AG, 9.63%, 05/15/24 .. 700 916,931
Country Garden Holdings Co. Ltd.:
6.50%, 04/08/24 ................. USD 200 215,500
6.15%, 09/17/25 ................. 200 221,750
3.13%, 10/22/25 ................. 1,305 1,316,419
7.25%, 04/08/26 ................. 1,135 1,273,683
4.80%, 08/06/30 ................. 400 430,500
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... 381 420,053
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24 ................ EUR 400 475,656
Easy Tactic Ltd.:
9.13%, 07/28/22 ................. USD 600 576,000
5.88%, 02/13/23 ................. 3,392 2,963,184
8.13%, 02/27/23 ................. 1,800 1,638,000
8.63%, 02/27/24 ................. 519 457,855
Elect Global Investments Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.89%), 4.10%
(a)(i)
........... 2,550 2,571,516
Esic Sukuk Ltd., 3.94%, 07/30/24 ....... 500 516,875
ESR Cayman Ltd., 1.50%, 09/30/25
(f)
..... 700 780,150
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21 ................. 200 200,812
15.00%, 12/18/21 ................ 200 214,875
11.75%, 04/17/22 ................ 1,650 1,738,688
7.95%, 07/05/22 ................. 750 752,813
12.25%, 10/18/22 ................ 755 808,086
10.88%, 01/09/23 ................ 609 638,498
11.88%, 06/01/23 ................ 935 1,001,034
9.25%, 07/28/23 ................. 1,419 1,429,199
9.88%, 10/19/23 ................. 1,960 1,991,850
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
1,599 1,692,621
Global Prime Capital Pte. Ltd.:
5.50%, 10/18/23 ................. 200 201,500
5.95%, 01/23/25 ................. 200 201,000
Greenland Global Investment Ltd.:
7.25%, 03/12/22 ................. 200 196,625
5.60%, 11/13/22 ................. 600 566,812
6.25%, 12/16/22 ................. 400 393,000
Greystar Real Estate Partners LLC, 5.75%,
12/01/25
(b)
.................... 18 18,342
Heimstaden Bostad AB:
(EUR Swap Annual 5 Year + 3.67%),
3.25%
(a)(i)
.................... EUR 150 188,287
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
(EUR Swap Annual 5 Year + 3.91%),
3.37%
(a)(i)
.................... EUR 325 $ 412,155
1.13%, 01/21/26 ................. 100 126,397
Hong Seng Ltd., 9.88%, 08/27/22 ....... USD 800 805,750
Hopson Development Holdings Ltd., 7.50%,
06/27/22 ..................... 400 407,875
Howard Hughes Corp. (The)
(b)
:
5.38%, 03/15/25 ................. 229 236,156
5.38%, 08/01/28 ................. 660 709,830
JGC Ventures Pte. Ltd., 10.75%, 08/30/21
(e)(k)
1,500 615,000
Jingrui Holdings Ltd.:
9.45%, 04/23/21 ................. 200 197,875
10.88%, 10/04/21 ................ 1,800 1,777,500
Kaisa Group Holdings Ltd.:
11.25%, 04/09/22 ................ 200 208,438
11.95%, 10/22/22 ................ 3,200 3,385,000
11.50%, 01/30/23 ................ 2,076 2,172,015
10.88%, 07/23/23 ................ 2,728 2,844,793
9.75%, 09/28/23 ................. 219 222,490
11.95%, 11/12/23 ................ 437 463,357
9.38%, 06/30/24 ................. 2,400 2,324,250
11.25%, 04/16/25 ................ 780 797,062
9.95%, 07/23/25 ................. 457 446,717
KWG Group Holdings Ltd.:
7.88%, 09/01/23 ................. 650 680,875
7.40%, 03/05/24 ................. 200 213,563
6.30%, 02/13/26 ................. 2,300 2,337,375
Logan Group Co. Ltd.:
6.50%, 07/16/23 ................. 200 207,750
6.90%, 06/09/24 ................. 587 627,356
5.75%, 01/14/25 ................. 200 211,125
5.25%, 10/19/25 ................. 970 1,008,800
4.85%, 12/14/26 ................. 840 854,700
Logicor Financing Sarl, 2.25%, 05/13/25 ... EUR 100 132,124
Modern Land China Co. Ltd.:
12.85%, 10/25/21 ................ USD 1,329 1,358,902
11.80%, 02/26/22 ................ 1,800 1,838,250
New Metro Global Ltd.:
6.50%, 04/23/21 ................. 200 201,312
7.13%, 05/23/21 ................. 700 707,854
7.50%, 12/16/21 ................. 1,095 1,123,744
4.80%, 12/15/24 ................. 1,995 2,017,444
No Va Land Investment Group Corp., 5.50%,
04/27/23
(f)
.................... 1,376 1,378,201
NWD MTN Ltd., 4.13%, 07/18/29 ....... 1,200 1,248,750
Peach Property Finance GmbH, 3.50%,
02/15/23 ..................... EUR 100 124,608
Powerlong Real Estate Holdings Ltd.:
7.13%, 11/08/22 ................. USD 750 782,813
6.95%, 07/23/23 ................. 1,300 1,358,500
6.25%, 08/10/24 ................. 1,920 1,981,200
5.95%, 04/30/25 ................. 1,050 1,069,687
Realogy Group LLC, 7.63%, 06/15/25
(b)
... 149 161,772
Redco Properties Group Ltd.:
8.50%, 08/19/21 ................. 700 703,850
9.90%, 02/17/24 ................. 910 891,800
Redsun Properties Group Ltd.:
9.95%, 04/11/22 ................. 2,400 2,514,000
10.50%, 10/03/22 ................ 200 212,687
9.70%, 04/16/23 ................. 750 791,250
RKPF Overseas 2019 A Ltd.:
6.70%, 09/30/24 ................. 400 422,875
5.90%, 03/05/25 ................. 528 540,870
6.00%, 09/04/25 ................. 482 496,913

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
RongXingDa Development BVI Ltd., 8.75%,
01/28/21 ..................... USD 450 $ 450,000
Ronshine China Holdings Ltd.:
11.25%, 08/22/21 ................ 460 477,825
10.50%, 03/01/22 ................ 200 210,688
8.95%, 01/22/23 ................. 2,460 2,566,856
8.10%, 06/09/23 ................. 200 206,437
7.35%, 12/15/23 ................. 835 848,308
6.75%, 08/05/24 ................. 495 496,238
Scenery Journey Ltd.:
11.50%, 10/24/22 ................ 2,695 2,497,086
13.00%, 11/06/22 ................ 700 677,031
13.75%, 11/06/23 ................ 750 693,045
Seazen Group Ltd.:
6.45%, 06/11/22 ................. 960 987,600
6.00%, 08/12/24 ................. 1,399 1,454,960
Shimao Group Holdings Ltd.:
5.60%, 07/15/26 ................. 3,750 4,096,875
4.60%, 07/13/30 ................. 423 457,369
Shui On Development Holding Ltd.:
5.75%, 11/12/23 ................. 200 203,250
6.15%, 08/24/24 ................. 477 488,925
5.50%, 03/03/25 ................. 500 498,750
Sino-Ocean Land Treasure IV Ltd., 4.75%,
08/05/29 ..................... 1,060 1,105,713
Summit Properties Ltd., 2.00%, 01/31/25 .. EUR 100 119,603
Sunac China Holdings Ltd.:
7.25%, 06/14/22 ................. USD 200 206,188
7.95%, 10/11/23 ................. 200 212,375
7.50%, 02/01/24 ................. 950 1,004,031
6.65%, 08/03/24 ................. 2,338 2,422,752
7.00%, 07/09/25 ................. 2,845 2,958,800
Theta Capital Pte. Ltd.:
8.13%, 01/22/25 ................. 200 201,812
6.75%, 10/31/26 ................. 200 188,938
Times China Holdings Ltd.:
6.75%, 07/16/23 ................. 322 336,792
6.75%, 07/08/25 ................. 3,950 4,191,937
6.20%, 03/22/26 ................. 950 986,219
Unique Pub Finance Co. plc (The):
Series A4, 5.66%, 06/30/27 ......... GBP 58 82,388
Series N, 6.46%, 03/30/32
(d)
......... 300 399,218
Vanke Real Estate Hong Kong Co. Ltd., 3.50%,
11/12/29 ..................... USD 1,166 1,233,045
Wanda Group Overseas Ltd., 7.50%, 07/24/22 780 758,550
Wanda Properties International Co. Ltd., 7.25%,
01/29/24 ..................... 619 637,183
Wanda Properties Overseas Ltd., 6.88%,
07/23/23 ..................... 4,115 4,194,728
Yango Justice International Ltd.:
10.00%, 02/12/23 ................ 400 431,875
9.25%, 04/15/23 ................. 754 800,418
8.25%, 11/25/23 ................. 680 711,663
7.50%, 04/15/24 ................. 835 855,875
7.50%, 02/17/25 ................. 2,160 2,214,000
Yanlord Land HK Co. Ltd.:
6.75%, 04/23/23 ................. 200 208,000
6.80%, 02/27/24 ................. 200 210,687
Yuzhou Group Holdings Co. Ltd.:
8.63%, 01/23/22 ................. 200 208,500
8.50%, 02/04/23 ................. 200 215,500
6.00%, 10/25/23 ................. 1,565 1,601,680
8.50%, 02/26/24 ................. 200 216,250
8.38%, 10/30/24 ................. 250 271,328
7.70%, 02/20/25 ................. 2,167 2,322,076
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
8.30%, 05/27/25 ................. USD 1,900 $ 2,048,437
7.38%, 01/13/26 ................. 350 372,750
7.85%, 08/12/26 ................. 1,800 1,920,375
Zhenro Properties Group Ltd.:
9.80%, 08/20/21 ................. 340 350,837
9.15%, 03/08/22 ................. 890 920,037
8.70%, 08/03/22 ................. 1,400 1,461,250
8.65%, 01/21/23 ................. 200 209,063
9.15%, 05/06/23 ................. 285 302,813
8.30%, 09/15/23 ................. 1,804 1,895,328
7.88%, 04/14/24 ................. 969 1,008,971
7.35%, 02/05/25 ................. 1,840 1,904,975
Zhongliang Holdings Group Co. Ltd., 8.75%,
06/27/21 ..................... 900 901,038
177,304,464
Road & Rail — 0.4%
CMB International Leasing Management Ltd.,
2.75%, 08/12/30 ................ 850 828,219
Deutsche Bahn Finance GmbH, (EUR Swap
Annual 5 Year + 1.26%), 0.95%
(a)(i)
..... EUR 200 246,773
Loxam SAS:
4.25%, 04/15/24 ................. 700 868,068
3.25%, 01/14/25 ................. 300 366,037
3.75%, 07/15/26 ................. 300 371,168
National Express Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.14%), 4.25%
(a)(i)
............... GBP 200 279,927
Penske Truck Leasing Co. LP, 2.70%,
11/01/24
(b)
.................... USD 330 353,537
SF Holding Investment Ltd., 2.88%, 02/20/30 1,161 1,211,431
Uber Technologies, Inc.
(b)
:
7.50%, 05/15/25 ................. 1,645 1,776,962
8.00%, 11/01/26 ................. 1,457 1,590,126
7.50%, 09/15/27 ................. 502 552,200
6.25%, 01/15/28 ................. 247 268,613
Union Pacific Corp., 3.75%, 02/05/70 ..... 175 211,678
8,924,739
Semiconductors & Semiconductor Equipment — 0.8%
ams AG, 2.13%, 11/03/27
(f)
........... EUR 1,000 1,220,135
Broadcom, Inc., 4.70%, 04/15/25
(g)
...... USD 3,985 4,566,681
Entegris, Inc., 4.38%, 04/15/28
(b)
....... 156 166,335
Infineon Technologies AG:
(EUR Swap Annual 5 Year + 3.39%),
2.88%
(a)(i)
.................... EUR 500 632,833
2.00%, 06/24/32 ................. 100 138,638
KLA Corp., 3.30%, 03/01/50 .......... USD 560 631,932
Lam Research Corp., 3.75%, 03/15/26 .... 320 365,772
Microchip Technology, Inc.:
1.63%, 02/15/25
(f)
................ 69 209,080
4.25%, 09/01/25
(b)
................ 1,665 1,761,475
NVIDIA Corp., 3.50%, 04/01/50
(g)
....... 2,035 2,468,635
NXP BV
(b)
:
5.35%, 03/01/26 ................. 500 602,382
3.40%, 05/01/30 ................. 1,210 1,372,158
ON Semiconductor Corp., 3.88%, 09/01/28
(b)
875 905,625
Qorvo, Inc., 3.38%, 04/01/31
(b)
......... 195 201,338
QUALCOMM, Inc., 4.30%, 05/20/47 ..... 195 264,396
15,507,415
Software — 1.5%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 719 760,342
Ascend Learning LLC:
6.88%, 08/01/25
(b)
................ 741 762,145
Boxer Parent Co., Inc.:
6.50%, 10/02/25 ................. EUR 1,473 1,899,830

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Software (continued)
7.13%, 10/02/25
(b)
................ USD 1,076 $ 1,167,942
9.13%, 03/01/26
(b)
................ 1,823 1,959,725
BY Crown Parent LLC
(b)
:
7.38%, 10/15/24 ................. 474 482,295
4.25%, 01/31/26 ................. 1,668 1,709,700
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 799 833,956
Castle US Holding Corp., 9.50%, 02/15/28
(b)
256 256,000
CDK Global, Inc., 5.25%, 05/15/29
(b)
..... 61 67,583
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
.................... 3,091 3,152,820
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 130 136,825
Nuance Communications, Inc., 5.63%,
12/15/26 ..................... 190 201,043
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
659 701,044
Oracle Corp., 4.00%, 11/15/47
(g)
........ 5,000 6,174,434
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 274 287,186
Solera LLC, 10.50%, 03/01/24
(b)
........ 2,418 2,505,653
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
2,987 3,190,176
TeamSystem SpA, (EURIBOR 3 Month +
4.00%), 4.00%, 04/15/23
(a)
.......... EUR 400 489,311
Veritas US, Inc.
(b)
:
7.50%, 02/01/23 ................. USD 624 625,497
7.50%, 09/01/25 ................. 2,547 2,613,859
29,977,366
Specialty Retail — 0.9%
Asbury Automotive Group, Inc.:
4.50%, 03/01/28 ................. 121 126,142
4.75%, 03/01/30 ................. 119 127,628
Dufry One BV:
2.50%, 10/15/24 ................. EUR 300 350,882
2.00%, 02/15/27 ................. 100 114,194
eG Global Finance plc:
4.38%, 02/07/25 ................. 289 346,702
6.75%, 02/07/25
(b)
................ USD 1,860 1,915,800
6.25%, 10/30/25 ................. EUR 868 1,088,912
8.50%, 10/30/25
(b)
................ USD 200 213,000
Gap, Inc. (The), 8.88%, 05/15/27
(b)
...... 164 190,240
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
189 194,817
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
158 164,320
L Brands, Inc.:
6.88%, 07/01/25
(b)
................ 806 875,139
6.63%, 10/01/30
(b)
................ 177 196,913
6.88%, 11/01/35 ................. 215 241,337
6.75%, 07/01/36 ................. 8 8,913
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
... 359 370,667
Matalan Finance plc, 6.75%, 01/31/23 .... GBP 200 210,322
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... USD 109 115,949
Penske Automotive Group, Inc., 5.50%,
05/15/26 ..................... 75 77,906
PetSmart, Inc.
(b)
:
7.13%, 03/15/23 ................. 249 249,000
5.88%, 06/01/25 ................. 2,607 2,678,692
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 981 1,039,605
SRS Distribution, Inc., 8.25%, 07/01/26
(b)
.. 2,674 2,841,125
Staples, Inc., 7.50%, 04/15/26
(b)
........ 2,536 2,648,269
Tendam Brands SAU:
5.00%, 09/15/24 ................. EUR 100 112,087
(EURIBOR 3 Month + 5.25%), 5.25%,
09/15/24
(a)
................... 100 112,697
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. USD 878 936,168
17,547,426
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals — 0.1%
Diebold Nixdorf, Inc., 9.38%, 07/15/25
(b)
... USD 146 $ 163,520
Hurricane Finance plc, 8.00%, 10/15/25 ... GBP 230 340,788
NCR Corp.
(b)
:
5.75%, 09/01/27 ................. USD 51 54,188
5.00%, 10/01/28 ................. 128 135,040
6.13%, 09/01/29 ................. 259 286,842
5.25%, 10/01/30 ................. 130 139,425
Nuoxi Capital Ltd., 7.88%, 06/24/21
(e)(k)
.... 600 144,562
Seagate HDD Cayman, 4.13%, 01/15/31
(b)
. 80 85,300
Xerox Corp., 4.80%, 03/01/35 ......... 144 145,080
1,494,745
Textiles, Apparel & Luxury Goods — 0.0%
Delta Merlin Dunia Tekstil PT, 8.63%,
03/12/24
(e)(k)
................... 600 28,313
Hanesbrands, Inc., 5.38%, 05/15/25
(b)
.... 9 9,522
Levi Strauss & Co., 5.00%, 05/01/25 ..... 56 57,400
Prime Bloom Holdings Ltd., 6.95%, 07/05/22 955 162,350
William Carter Co. (The)
(b)
:
5.50%, 05/15/25 ................. 34 36,107
5.63%, 03/15/27 ................. 44 46,310
Wolverine World Wide, Inc., 6.38%, 05/15/25
(b)
88 93,720
433,722
Thrifts & Mortgage Finance — 0.5%
Freedom Mortgage Corp., 7.63%, 05/01/26
(b)
133 140,674
Genworth Mortgage Holdings, Inc., 6.50%,
08/15/25
(b)
.................... 1,631 1,765,557
Ladder Capital Finance Holdings LLLP, 4.25%,
02/01/27
(b)
.................... 330 324,225
LD Holdings Group LLC, 6.50%, 11/01/25
(b)
. 94 98,935
MGIC Investment Corp., 5.25%, 08/15/28 .. 157 167,990
Mongolian Mortgage Corp. HFC LLC, 9.75%,
01/29/22 ..................... 2,100 2,087,531
Nationstar Mortgage Holdings, Inc.
(b)
:
6.00%, 01/15/27 ................. 466 494,543
5.50%, 08/15/28 ................. 795 834,750
5.13%, 12/15/30 ................. 246 257,124
Nationwide Building Society, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.39%), 5.87%
(a)(i)
............... GBP 2,400 3,523,818
9,695,147
Tobacco — 0.1%
Altria Group, Inc.:
3.80%, 02/14/24 ................. USD 245 267,537
4.40%, 02/14/26 ................. 120 139,328
5.95%, 02/14/49 ................. 485 679,465
4.45%, 05/06/50 ................. 805 951,694
BAT Netherlands Finance BV, 3.13%, 04/07/28 EUR 100 142,351
Imperial Brands Finance plc, 2.13%, 02/12/27 100 132,128
2,312,503
Trading Companies & Distributors — 0.3%
Air Lease Corp., 3.88%, 07/03/23 ....... USD 125 133,475
BOC Aviation Ltd., 2.63%, 09/17/30 ...... 1,450 1,453,625
Brightstar Escrow Corp., 9.75%, 10/15/25
(b)
. 144 153,900
Fortress Transportation & Infrastructure
Investors LLC
(b)
:
6.50%, 10/01/25 ................. 133 138,999
9.75%, 08/01/27 ................. 59 67,629
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 227 229,429
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 827 876,620
United Rentals North America, Inc.:
3.88%, 11/15/27 ................. 53 55,517
5.25%, 01/15/30 ................. 11 12,210
4.00%, 07/15/30 ................. 87 91,568

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
WESCO Distribution, Inc.
(b)
:
7.13%, 06/15/25 ................. USD 636 $ 699,492
7.25%, 06/15/28 ................. 1,297 1,475,065
5,387,529
Transportation Infrastructure — 0.1%
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(i)
. EUR 300 379,780
Atlantia SpA, 1.88%, 07/13/27 ......... 100 120,171
Autostrade per l'Italia SpA, 2.00%, 12/04/28 782 957,719
Getlink SE, 3.50%, 10/30/25 .......... 703 885,306
2,342,976
Water Utilities — 0.0%
Thames Water Kemble Finance plc, 4.63%,
05/19/26 ..................... GBP 317 437,789
Wireless Telecommunication Services — 1.2%
Connect Finco SARL, 6.75%, 10/01/26
(b)
... USD 4,162 4,483,306
Digicel Holdings Bermuda Ltd., 8.75%,
05/25/24
(b)
.................... 200 210,750
Empresa Nacional de Telecomunicaciones SA,
4.75%, 08/01/26 ................ 1,116 1,248,176
Globe Telecom, Inc.:
2.50%, 07/23/30 ................. 1,300 1,301,625
3.00%, 07/23/35 ................. 750 728,438
Gogo Intermediate Holdings LLC, 9.88%,
05/01/24
(b)
.................... 1,349 1,444,428
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 301 332,229
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(a)(b)(h)
......... 613 578,510
Matterhorn Telecom SA, 4.00%, 11/15/27 .. EUR 750 937,769
PPF Telecom Group BV, 3.25%, 09/29/27 .. 500 655,110
SoftBank Group Corp.:
(USD Swap Rate 5 Year + 4.23%), 6.00%
(a)
(i)
.......................... USD 1,200 1,169,700
4.75%, 09/19/24 ................. 200 209,504
4.50%, 04/20/25 ................. EUR 200 261,433
4.75%, 07/30/25 ................. 885 1,176,627
3.13%, 09/19/25 ................. 800 1,001,362
5.00%, 04/15/28 ................. 1,000 1,360,307
4.00%, 09/19/29 ................. 519 671,622
Sprint Corp.:
7.88%, 09/15/23 ................. USD 101 116,938
7.13%, 06/15/24 ................. 118 138,060
7.63%, 03/01/26 ................. 477 592,050
Telefonica Europe BV
(a)(i)
:
(EUR Swap Annual 10 Year + 4.30%),
5.87% ...................... EUR 200 274,566
(EUR Swap Annual 10 Year + 4.30%),
5.87% ...................... 1,200 1,647,395
(EUR Swap Annual 6 Year + 4.11%), 4.37% 300 397,646
T-Mobile USA, Inc., 3.88%, 04/15/30
(b)
.... USD 1,225 1,418,795
Vmed O2 UK Financing I plc, 3.25%, 01/31/31 EUR 399 500,109
Vodafone Group plc:
2.50%, 05/24/39 ................. 100 148,539
(EUR Swap Annual 5 Year + 3.43%),
4.20%, 10/03/78
(a)
.............. 368 509,863
(USD Swap Semi 5 Year + 3.05%), 6.25%,
10/03/78
(a)
................... USD 1,100 1,216,050
VTR Comunicaciones SpA, 5.13%, 01/15/28
(b)
237 252,257
24,983,164
Total Corporate Bonds — 65.4%
(Cost: $1,257,588,369) ........................... 1,331,626,525
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests — 15.4%
Aerospace & Defense — 0.2%
(a)
Bleriot US Bidco, Inc., Delayed Draw Term
Loan, (LIBOR USD 3 Month + 4.75%),
5.00%
,
 10/31/26 ................. USD 29 $ 28,466
Bleriot US Bidco, Inc., Term Loan, (LIBOR USD
3 Month + 4.75%), 5.00%
,
 10/30/26 .... 183 182,186
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.75%
,
 04/06/26 ................. 1,346 1,278,796
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.75%
,
 04/06/26 ................. 724 687,439
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23
(c)
................ 283 284,133
TransDigm, Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 2.40%
,
 12/09/25 ..... 2,466 2,413,668
4,874,688
Airlines — 0.2%
(a)
American Airlines, Inc., Term Loan B:
 04/28/23
(l)
..................... 2,169 1,948,725
(LIBOR USD 1 Month + 2.00%),
2.16%, 12/15/23 ............... 1,065 953,985
JetBlue Airways Corp., Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/17/24 321 329,196
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 12/11/26 ...... 1,491 1,426,757
4,658,663
Auto Components — 0.2%
(a)
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.65%
,
 04/30/26 3,182 3,165,483
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
3.15%
,
 02/05/26 ................. 1,281 1,261,225
4,426,708
Automobiles — 0.1%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.40%
,
 01/01/38
(a)
.... 1,585 1,570,212
Building Products — 0.2%
(a)
CHI Overhead Doors, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/31/25 ................. 56 55,930
CP Atlas Buyer, Inc., Term Loan B1, (LIBOR
USD 3 Month + 4.50%), 5.25%
,
 11/23/27 . 587 587,984
CP Atlas Buyer, Inc., Term Loan B2, (LIBOR
USD 3 Month + 4.50%), 5.25%
,
 11/23/27 . 196 195,995
CPG International LLC, Term Loan, 05/05/24
(l)
783 781,518
MI Windows and Doors LLC, Term Loan,
12/18/27
(l)
...................... 246 246,308
Wilsonart LLC, Term Loan D, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/19/23 ..... 2,196 2,197,548
4,065,283
Capital Markets — 0.1%
(a)
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.40%
,
 04/12/24 .... 151 148,920
Jefferies Finance LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.19%
,
 06/03/26 526 521,443
Orion Advisor Solutions, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 09/24/27 ................. 198 198,048

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Travelport Finance (Luxembourg) SARL, 1st
Lien Term Loan, (LIBOR USD 3 Month +
5.00%), 5.25%
,
 05/29/26 ........... USD 408 $ 275,239
1,143,650
Chemicals — 0.4%
(a)
Alpha 3 BV, Term Loan B1, 01/31/24
(l)
..... 1,889 1,880,260
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 6 Month + 4.00%),
4.75%
,
 11/24/27 ................. 313 312,609
Ascend Performance Materials Operations
LLC, Term Loan, (LIBOR USD 3 Month +
5.25%), 6.25%
,
 08/27/26 ........... 725 726,755
Chemours Co. (The), Term Loan B2, (LIBOR
USD 1 Month + 1.75%), 1.90%
,
 04/03/25 203 199,041
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/28/24 ................. 370 360,223
Illuminate Buyer LLC, Term Loan, (LIBOR USD
1 Month + 4.00%), 4.15%
,
 06/30/27 .... 1,569 1,568,142
Invictus US LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.15%
,
 03/28/25 222 217,775
Invictus US LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.75%), 6.90%
,
 03/30/26 68 65,031
IPS Acquisition LLC, 1st Lien Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 11/07/24 ................. 344 341,213
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.75%
,
 01/01/38 ................. 907 899,604
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.40%
,
 05/15/24 ........... 816 804,187
Nouryon Finance BV, Term Loan, (LIBOR USD
1 Month + 3.00%), 3.15%
,
 10/01/25 .... 73 72,568
Oxea Holding Vier GmbH, Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.75%
,
 10/14/24 ................. 714 704,570
8,151,978
Commercial Services & Supplies — 0.6%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.40%
,
 07/10/26 ................. 903 898,115
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 2.50%), 2.65%
,
 09/07/27 537 537,664
Brand Energy & Infrastructure Services, Inc.,
Term Loan, 06/21/24
(l)
.............. 2,426 2,360,598
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 3.00%), 3.21%
,
 09/06/24 ..... 1,121 1,103,115
EnergySolutions LLC, Term Loan, (LIBOR USD
3 Month + 3.75%), 4.75%
,
 05/09/25 .... 214 209,863
GFL Environmental, Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 4.00%
,
 05/30/25 246 245,900
Harland Clarke Holdings Corp., Term
Loan, (LIBOR USD 3 Month + 4.75%),
5.75%
,
 11/03/23 ................. 194 170,773
Intrado Corp., Term Loan B, (LIBOR USD 3
Month + 4.00%), 5.00%
,
 10/10/24 ..... 662 639,947
Intrado Corp., Term Loan B1, (LIBOR USD 3
Month + 3.50%), 4.50%
,
 10/10/24 ..... 24 23,446
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.44%
,
 09/19/26
(c)
................ 645 633,277
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, 09/23/26
(l)
........... USD 849 $ 850,867
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
4.50%
,
 07/30/25 ................. 91 86,409
Tempo Acquisition LLC, Term Loan, 11/02/26
(l)
3,497 3,468,749
TruGreen Ltd. Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.15%
,
 11/02/27 ................. 654 656,591
US Ecology Holdings, Inc., Term Loan
B, (LIBOR USD 1 Month + 2.50%),
2.65%
,
 11/02/26 ................. 130 129,473
12,014,787
Construction & Engineering — 0.1%
(a)
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 3.15%
,
 07/24/26 ........... 128 127,063
Ply Gem Midco, Inc., Term Loan, (LIBOR USD
1 Month + 3.75%), 3.90%
,
 04/12/25 .... 288 287,541
SRS Distribution, Inc., Term Loan, 05/23/25
(l)
1,763 1,732,322
2,146,926
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.15%
,
 01/15/27 ........... 1,184 1,171,260
Core & Main LP, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.75%
,
 08/01/24 ..... 2,386 2,371,604
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 .... 515 514,890
Potters Industries LLC, Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 12/14/27
(c)
328 328,000
4,385,754
Containers & Packaging — 0.4%
(a)
Berry Global, Inc., Term Loan W, (LIBOR USD
1 Month + 2.00%), 2.15%
,
 10/01/22 .... 387 386,299
BWay Holding Co., Term Loan, 04/03/24
(l)
.. 1,636 1,576,990
Charter NEX US, Inc., 1st Lien Term Loan,
12/01/27
(l)
...................... 2,564 2,574,203
Flex Acquisition Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 4.00%
,
 12/29/23 1,565 1,554,722
Pactiv Evergreen, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.90%
,
 02/05/23 1,027 1,021,559
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 3.40%
,
 02/05/26 261 259,158
Pregis TopCo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.90%
,
 07/31/26 635 631,623
Tosca Services LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
5.25%
,
 08/18/27 ................. 383 384,118
8,388,672
Distributors — 0.0%
Pai Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 4.00%), 5.00%
,
 10/28/27
(a)
274 274,000
Diversified Consumer Services — 0.5%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.50%), 2.65%
,
 04/04/24 ..... 1,750 1,728,682
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 1 Month +
3.50%), 3.65%
,
 01/29/27 ........... 232 230,966
APX Group, Inc., Term Loan, 12/31/25
(l)
.... 473 469,879

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.75%), 4.75%
,
 07/12/24 .... USD 472 $ 472,605
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 1.75%),
2.50% - 4.00%
,
 11/07/23 ............ 1,277 1,263,401
Midas Intermediate Holdco II LLC, Term Loan,
12/22/25
(l)
...................... 413 418,602
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 1,194 1,241,020
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 ................. 1,130 1,109,012
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.50%), 5.65% -
5.75%
,
 08/04/25
(c)
................ 342 311,713
Sotheby's, Inc., Term Loan, (LIBOR USD 1
Month + 5.50%), 6.50%
,
 01/15/27 ..... 1,886 1,890,862
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%
,
 05/06/24 524 521,034
9,657,776
Diversified Financial Services — 1.0%
(a)
Advisor Group Holdings, Inc., Term Loan
B, (LIBOR USD 1 Month + 5.00%),
5.15%
,
 07/31/26 ................. 648 640,871
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 08/05/27
(c)
624 625,560
Belron Finance LLC, Term Loan, (LIBOR USD
3 Month + 2.25%), 2.46%
,
 10/30/26 .... 493 491,369
BW Gas & Convenience Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 6.25%),
6.40%
,
 11/18/24 ................. 296 296,463
Connect Finco SARL, Term Loan, 12/11/26
(l)
. 4,245 4,254,601
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 ................. 3,485 3,485,135
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 12/01/27 1,884 1,882,041
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28 184 185,150
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.90%
,
 07/11/25 ................. 1,064 1,029,224
LBM Acquisition LLC, 1st Lien Term Loan,
12/17/27
(l)
...................... 432 431,640
LBM Acquisition LLC, Delayed Draw 1st Lien
Term Loan, 12/17/27
(l)
.............. 96 95,920
Lealand Finance Co. BV, Term Loan, 06/28/24
(c)
(l)
............................ 17 13,732
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.15%
,
 06/30/25 110 71,322
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 11/02/27 . 385 385,863
Milano Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 ................. 1,034 1,032,273
Refficiency Holdings LLC, Delayed Draw Term
Loan, 12/16/27
(l)
................. 61 60,464
Refficiency Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.75%
,
 12/16/27 315 314,412
SMG US Midco 2, Inc., 1st Lien Term Loan,
01/23/25
(l)
...................... 1,005 944,109
Travelport Finance (Luxembourg) SARL, Term
Loan, 02/28/25
(l)
................. 338 332,364
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
VICI Properties 1 LLC, Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.89%
,
 12/20/24 USD 806 $ 791,245
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.40%
,
 02/28/27 ..... 1,890 1,878,601
White Cap Buyer LLC, Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 10/19/27 384 383,520
Ziggo Finance Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
2.66%
,
 04/30/28 ................. 959 951,911
20,577,790
Diversified Telecommunication Services — 0.7%
(a)
Altice Financing SA, Term Loan:
(LIBOR USD 1 Month + 2.75%),
2.91%, 07/15/25 ............... 667 651,805
(LIBOR USD 1 Month + 2.75%),
2.90%, 01/31/26 ............... 1,140 1,113,001
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.24%
,
 08/14/26 .... 1,918 1,906,704
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 . 154 153,567
Consolidated Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
5.75%
,
 10/02/27 ................. 434 435,292
Frontier Communications Corp., Term
Loan, (LIBOR USD 1 Month + 4.75%),
5.75%
,
 10/08/21 ................. 641 643,006
GCI LLC, Term Loan B, 10/15/25
(l)
....... 514 511,462
Iridium Satellite LLC, Term Loan, (LIBOR USD
1 Month + 3.75%), 4.75%
,
 11/04/26 .... 1,238 1,243,293
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.90%
,
 03/01/27 498 489,606
MTN Infrastructure TopCo, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 11/15/24 ................. 1,291 1,286,863
Northwest Fiber LLC, 1st Lien Term Loan B,
04/30/27
(l)
...................... 323 323,201
Virgin Media Bristol LLC, Term Loan Q,
01/31/29
(l)
...................... 1,257 1,254,964
Zayo Group Holdings, Inc., Term Loan,
03/09/27
(l)
...................... 4,281 4,248,948
14,261,712
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.15%
,
 01/15/25 ................. 224 220,808
Edgewater Generation LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
3.90%
,
 12/13/25 ................. 477 466,396
687,204
Electrical Equipment — 0.1%
(a)
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 02/12/25 400 398,878
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.65%
,
 09/13/24 2,392 2,357,201
2,756,079

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Entertainment — 0.2%
(a)
Creative Artists Agency LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
3.90%
,
 11/27/26 ................. USD 449 $ 443,324
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/03/24 ................. 1,013 959,882
Live Nation Entertainment, Inc., Term Loan B4,
(LIBOR USD 1 Month + 1.75%), 1.88% -
1.94%
,
 10/19/26 ................. 1,499 1,453,813
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%
,
 05/30/25 ................. 36 35,424
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, 05/18/25
(l)
..... 2,056 1,888,405
4,780,848
Equity Real Estate Investment Trusts (REITs) — 0.1%
(a)
Cushman & Wakefield US Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
2.90%
,
 08/21/25 ................. 1,298 1,272,583
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.15%
,
 05/11/24 . 130 126,794
1,399,377
Food & Staples Retailing — 0.2%
(a)
H-Food Holdings LLC, Term Loan, (LIBOR USD
1 Month + 3.69%), 3.83%
,
 05/23/25 .... 114 112,167
H-Food Holdings LLC, Term Loan B2, (LIBOR
USD 1 Month + 4.00%), 4.15%
,
 05/23/25 1,113 1,095,066
US Foods, Inc., Term Loan, (LIBOR USD 1
Month + 1.75%), 1.90%
,
 06/27/23 ..... 1,642 1,615,589
US Foods, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 2.15%
,
 09/13/26 ..... 221 217,431
3,040,253
Food Products — 0.3%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 11/19/26 ................. 644 634,156
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
3.65%
,
 10/01/25 ................. 542 540,334
B&G Foods, Inc., Term Loan B4, 10/10/26
(l)
. 112 111,680
Chobani LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.50%
,
 10/25/27 ..... 2,342 2,333,933
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
2.40%
,
 01/29/27 ................. 1,920 1,898,535
Froneri International Ltd., Facility 2nd Lien
Term Loan, (LIBOR USD 1 Month + 5.75%),
5.90%
,
 01/31/28
(c)
................ 472 474,184
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%
,
 08/03/25 ................. 259 257,245
Pathway Vet Alliance LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.15%
,
 03/31/27 ................. 134 133,948
Pathway Vet Alliance LLC, Delayed Draw 1st
Lien Term Loan, (LIBOR USD 1 Month +
4.00%), 4.15% - 4.15%
,
 03/31/27 ...... 11 10,941
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 6 Month + 4.00%),
4.75%
,
 09/23/27 ................. 385 384,916
6,779,872
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.1%
Sotera Health Holdings LLC, 1st Lien Term
Loan, 12/11/26
(a)(l)
................ USD 2,695 $ 2,702,431
Health Care Providers & Services — 0.7%
(a)
AHP Health Partners, Inc., Term Loan, (LIBOR
USD 1 Month + 4.50%), 5.50%
,
 06/30/25 486 486,862
Azalea TopCo, Inc., 1st Lien Term Loan,
07/24/26
(l)
...................... 1,593 1,571,068
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 06/07/23 ................. 948 940,637
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.90%
,
 10/10/25 1,155 960,322
Eyecare Partners LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.90%
,
 02/18/27 ................. 544 528,438
EyeCare Partners LLC, Delayed Draw 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.90%
,
 02/18/27 ................. 128 124,234
Femur Buyer, Inc., 1st Lien Term Loan,
03/05/26
(l)
...................... 263 244,942
Gentiva Health Services, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.44%
,
 07/02/25 ................. 836 829,840
MPH Acquisition Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.75%
,
 06/07/23 ................. 624 620,461
Option Care Health, Inc., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 4.40%
,
 08/06/26 1,735 1,731,790
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%
,
 06/30/25 ................. 1,902 1,872,632
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(c)(l)
............. 128 127,891
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/18/27
(c)
................ 980 980,493
Unified Women's Healthcare LLC, Term Loan,
12/18/27
(c)(l)
..................... 650 645,125
WCG Purchaser Corp., 1st Lien Term Loan,
01/08/27
(l)
...................... 935 936,643
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 4.50%), 5.50%
,
 08/13/26 969 966,586
13,567,964
Health Care Technology — 0.1%
(a)
Change Healthcare Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 2.50%),
3.50%
,
 03/01/24 ................. 1,218 1,210,937
GoodRx, Inc., 1st Lien Term Loan, 10/10/25
(l)
1,414 1,402,762
2,613,699
Hotels, Restaurants & Leisure — 0.8%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.90%
,
 02/02/26 ................. 249 234,100
Aristocrat Leisure Ltd., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.75%
,
 10/19/24 270 270,152
Boyd Gaming Corp., Term Loan B, (LIBOR
USD 1 Week + 2.25%), 2.35%
,
 09/15/23 . 255 252,044
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
2.90%
,
 12/23/24 ................. 1,651 1,617,607

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.65%
,
 07/21/25 ................. USD 1,454 $ 1,454,806
CityCenter Holdings LLC, Term Loan B, (LIBOR
USD 1 Month + 2.25%), 2.40%
,
 04/18/24 754 742,587
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.75%
,
 07/10/25 743 745,022
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
2.15%
,
 11/30/23 ................. 490 485,908
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(c)
............... 58 65,984
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25% -
3.50%
,
 10/04/23 ................. 1,305 1,256,882
Herschend Entertainment Co. LLC, Term Loan,
08/25/25
(l)
...................... 468 470,166
IRB Holding Corp., Term Loan, 12/15/27
(l)
.. 2,648 2,648,821
IRB Holding Corp., Term Loan B, (LIBOR USD
3 Month + 2.75%), 3.75%
,
 02/05/25 .... 1,131 1,120,349
KFC Holding Co., Term Loan B, (LIBOR USD 1
Month + 1.75%), 1.91%
,
 04/03/25 ..... 407 403,644
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 04/29/24 102 93,323
Playtika Holding Corp., Term Loan B, (LIBOR
USD 3 Month + 6.00%), 7.00%
,
 12/10/24 390 391,950
Scientific Games International, Inc., Term
Loan B5, (LIBOR USD 1 Month + 2.75%),
2.90%
,
 08/14/24 ................. 226 220,177
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
2.50%
,
 02/08/27 ................. 1,132 1,112,871
Whatabrands LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 2.90%
,
 07/31/26 ..... 1,072 1,061,013
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 05/30/25 ................. 148 146,744
Zaxby's Operating Co. LP, 1st Lien Term Loan,
12/28/27
(l)
...................... 629 629,000
Zaxby's Operating Co. LP, 2nd Lien Term Loan,
12/28/28
(c)(l)
..................... 112 113,120
15,536,270
Household Durables — 0.0%
Serta Simmons Bedding LLC, Term Loan:
(LIBOR USD 1 Month + 7.50%),
8.50%, 08/10/23
(a)
.............. 255 241,892
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
4.00%
,
 10/30/27
(a)
................ 624 624,312
866,204
Independent Power and Renewable Electricity Producers
— 0.1%
(a)
Calpine Corp., Term Loan:
(LIBOR USD 1 Month + 2.25%),
2.40%, 04/05/26 ............... 608 601,254
(LIBOR USD 1 Month + 2.00%),
2.15%, 08/12/26 ............... —
(m)
411
Exgen Renewables IV LLC, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 12/15/27 632 631,052
1,232,717
Security
Par (000)
Par (000) Value
Industrial Conglomerates — 0.3%
(a)
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.15%
,
 03/31/25 .... USD 1,585 $ 1,566,677
Filtration Group Corp., Term Loan A, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 03/29/25 628 628,135
Vertiv Group Corp., Term Loan, (LIBOR USD 1
Month + 3.00%), 3.15%
,
 03/02/27 ..... 2,854 2,834,375
5,029,187
Insurance — 0.6%
Alliant Holdings Intermediate LLC, Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.40%, 05/09/25
(a)
.............. 1,931 1,898,971
AmWINS Group, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
3.75%
,
 01/25/24
(a)
................ 470 468,580
AssuredPartners, Inc., Term Loan:
(a)
(LIBOR USD 1 Month + 3.50%),
3.65%, 02/12/27 ............... 1,122 1,104,067
(LIBOR USD 1 Month + 4.50%),
5.50%, 02/12/27 ............... 105 105,272
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR
USD 1 Month + 6.50%), 6.65%
,
 08/04/25
(a)
442 445,220
Asurion LLC, Term Loan B6, 11/03/23
(a)(l)
... 640 632,881
Asurion LLC, Term Loan B8, 12/23/26
(a)(l)
... 895 884,806
HUB International Ltd., Term Loan, (LIBOR
USD 2 Month + 2.75%), 2.94% -
2.96%
,
 04/25/25
(a)
................ 2,072 2,032,976
HUB International Ltd., Term Loan B2, (LIBOR
USD 3 Month + 4.00%), 5.00%
,
 04/25/25
(a)
237 237,741
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 09/01/27
(a)
1,093 1,089,160
Sedgwick Claims Management Services, Inc.,
Term Loan:
(a)
 12/31/25
(l)
..................... 224 220,217
(LIBOR USD 1 Month + 4.00%),
4.15%, 09/03/26 ............... 917 912,636
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ............... 438 441,231
USI, Inc., Term Loan:
(a)
(LIBOR USD 3 Month + 3.00%),
3.25%, 05/16/24 ............... 2,234 2,200,336
(LIBOR USD 3 Month + 4.00%),
4.25%, 12/02/26 ............... 87 86,848
12,760,942
Interactive Media & Services — 0.3%
(a)
Adevinta ASA, Facility Term Loan B2,
10/22/27
(l)
...................... 1,190 1,188,242
Arches Buyer Inc., Term Loan, (LIBOR USD 1
Month + 4.00%), 4.50%
,
 12/06/27 ..... 1,050 1,050,525
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 ................. 2,979 2,976,200
5,214,967
Internet & Direct Marketing Retail — 0.1%
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/08/27
(a)
................ 1,264 1,261,826
IT Services — 1.5%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
09/19/24
(l)
...................... 1,863 1,860,997
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.00%),
8.00%
,
 09/19/25 ................. 211 211,384

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
IT Services (continued)
Boxer Parent Co., Inc., Term Loan, 10/02/25
(l)
USD 1,739 $ 1,729,651
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.15%
,
 10/30/26 ................. 1,281 1,273,861
CCC Information Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 04/29/24 ................. 1,874 1,867,413
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 ................. 528 549,453
Epicor Software Corp., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 5.25%
,
 07/30/27 3,372 3,388,548
Go Daddy Operating Co. LLC, Term Loan
B3, (LIBOR USD 1 Month + 2.50%),
2.65%
,
 08/10/27 ................. 1,253 1,256,993
IG Investments Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 05/23/25 ................. 1,268 1,263,707
Mitchell International, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%), 0.15% -
3.40%
,
 11/29/24 ................. 459 449,977
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.40%
,
 12/01/25 ................. 243 234,274
Mitchell International, Inc., Facility 1st Lien
Term Loan, 11/29/24
(l)
.............. 1,753 1,751,731
Peak 10 Holding Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
3.75%
,
 08/01/24 ................. 172 152,975
Peak 10 Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
7.48%
,
 08/01/25 ................. 168 105,150
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.65%
,
 02/12/27 ........... 1,334 1,269,365
Rackspace Technology Global, Inc., 1st Lien
Term Loan B, (LIBOR USD 3 Month +
3.00%), 4.00%
,
 11/03/23 ............ 85 84,348
Sabre GLBL, Inc., Term Loan B, 12/17/27
(l)
.. 490 490,612
Solera LLC, Term Loan, (LIBOR USD 1 Month
+ 2.75%), 2.90%
,
 03/03/23 .......... 2,532 2,509,897
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 10/07/27 ........... 2,661 2,662,889
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 04/16/25 ................. 287 283,379
SS&C Technologies Holdings, Inc., Term
Loan B5, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 04/16/25 ................. 165 162,647
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.90%
,
 11/16/26 .... 448 445,749
Veritas US, Inc., Term Loan B, 09/01/25
(l)
... 3,655 3,641,779
Verscend Holding Corp., Term Loan B, (LIBOR
USD 1 Month + 4.50%), 4.65%
,
 08/27/25 1,260 1,257,135
Virtusa Corp., Term Loan, 12/09/27
(l)
...... 497 493,272
WEX, Inc., Term Loan B3, 05/15/26
(l)
...... 1,598 1,585,525
30,982,711
Leisure Products — 0.0%
Hayward Industries, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.65%
,
 08/05/24
(a)
................ 955 942,661
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.2%
(a)
Avantor Funding, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.50%), 3.50%
,
 11/08/27 . USD 1,096 $ 1,096,690
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
5.50%
,
 02/04/27 ................. 1,418 1,402,473
Iqvia, Inc., Term Loan B1, (LIBOR USD 1
Month + 1.75%), 1.90%
,
 03/07/24 ..... 61 60,682
Maravai Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 10/19/27
(c)
................ 714 720,148
3,279,993
Machinery — 0.3%
(a)
Gates Global LLC, Term Loan B2, 04/01/24
(l)
1,557 1,551,001
Ingersoll-Rand Services Co., Term Loan B1,
03/01/27
(l)
...................... 658 648,542
Terex Corp., Term Loan, (LIBOR USD 1 Month
+ 2.75%), 3.50%
,
 01/31/24
(c)
......... 70 69,060
Titan Acquisition Ltd., Term Loan, 03/28/25
(l)
. 3,097 3,013,645
Vertical Midco GmbH, Term Loan, (LIBOR USD
6 Month + 4.25%), 4.57% - 4.57%
,
 06/30/27 941 943,831
6,226,079
Media — 1.1%
(a)
Ascend Learning LLC, Term Loan, 07/12/24
(l)
953 947,134
AVSC Holding Corp., 1st Lien Term Loan B1,
03/03/25
(l)
...................... 1,862 1,581,783
AVSC Holding Corp., 1st Lien Term Loan
B3, (LIBOR USD 3 Month + 15.00%),
15.00%
,
 10/15/26 ................ 359 410,698
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 04/30/25 ................. 941 936,554
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.71%
,
 08/21/26 ................. 3,827 3,676,334
CSC Holdings LLC, Term Loan, (LIBOR USD 1
Month + 2.50%), 2.66%
,
 04/15/27 ..... 1,921 1,901,410
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/12/27 ................. 527 526,014
Gray Television, Inc., Term Loan B2, (LIBOR
USD 1 Month + 2.25%), 2.40%
,
 02/07/24 390 386,602
Intelsat Jackson Holdings SA, Facility Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 07/13/22 ................. 50 51,138
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23 ................. 145 146,812
LCPR Loan Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 5.16%
,
 10/15/26 529 530,434
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23 ................. 1,812 1,629,733
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.40%
,
 03/24/25 ................. 791 777,908
Midcontinent Communications, Term
Loan, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 08/15/26 ................. 215 214,362
Nexstar Broadcasting, Inc., Term Loan
B4, (LIBOR USD 1 Month + 2.75%),
2.90%
,
 09/18/26 ................. 411 407,435
Radiate Holdco LLC, Term Loan B, 09/25/26
(l)
1,736 1,737,047

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Media (continued)
Terrier Media Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 4.40%
,
 12/17/26 USD 1,742 $ 1,741,227
The EW Scripps Co., Term Loan B3, 12/15/27
(l)
478 478,000
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 09/28/23
(c)
... 2,223 2,206,232
Virgin Media Bristol LLC, Facility Term Loan N,
01/31/28
(l)
...................... 603 596,915
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.90%
,
 12/31/28 ................. 2,374 2,374,441
23,258,213
Metals & Mining — 0.1%
(a)
Ball Metalpack Finco LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
4.73%
,
 07/31/25 ................. 969 949,388
Equinox Holdings, Inc., 1st Lien Term Loan B1,
03/08/24
(l)
...................... 1,674 1,494,213
2,443,601
Multiline Retail — 0.0%
NMG Holding Co., Inc., Term Loan,
(LIBOR USD 3 Month + 12.00%),
13.00%
,
 09/25/25
(a)
............... 148 156,743
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.00%
,
 11/01/25 ........... 245 265,109
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.25%
,
 02/07/25 1,611 1,590,058
1,855,167
Personal Products — 0.2%
Sunshine Luxembourg VII SARL, Facility Term
Loan B1, (LIBOR USD 3 Month + 4.00%),
4.25%
,
 10/01/26
(a)
................ 3,439 3,445,271
Pharmaceuticals — 0.4%
(a)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.69%
,
 05/04/25 ................. 1,134 1,102,975
Bausch Health Cos., Inc., Term Loan,
06/02/25
(l)
...................... 2,242 2,232,239
Catalent Pharma Solutions, Inc., Term Loan
B2, (LIBOR USD 1 Month + 2.25%),
3.25%
,
 05/18/26 ................. 1,087 1,085,928
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.90%
,
 08/01/27 389 385,113
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week + 2.00%),
2.10%
,
 11/15/27 ................. 273 270,682
Jaguar Holding Co. I LLC, Term Loan, (LIBOR
USD 1 Month + 2.50%), 3.50%
,
 08/18/22 2,546 2,543,953
7,620,890
Professional Services — 0.3%
(a)
Dun & Bradstreet Corp. (The), Term Loan
(l)
:
 02/06/26 ...................... 667 666,720
 02/06/26 ...................... 4,061 4,059,733
STG-Fairway Holdings LLC, Facility 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.40%
,
 01/31/27 ................. 403 396,396
5,122,849
Security
Par (000)
Par (000) Value
Road & Rail — 0.1%
Uber Technologies, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.65%
,
 07/13/23
(a)
USD 1,565 $ 1,561,492
Semiconductors & Semiconductor Equipment — 0.0%
ON Semiconductor Corp., Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.15%
,
 09/19/26
(a)
................ 226 225,994
Software — 1.7%
Barracuda Networks, Inc., 1st Lien Term Loan,
02/12/25
(a)(l)
..................... 2,042 2,035,996
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 02/02/26
(a)
1,677 1,673,230
Cloudera, Inc., Term Loan, 12/22/27
(a)(l)
.... 291 290,273
Cornerstone OnDemand, Inc., Term
Loan, (LIBOR USD 1 Month + 4.25%),
4.39%
,
 04/22/27
(a)
................ 295 295,744
DTI Holdco, Inc., Term Loan B1, 09/29/23
(a)(l)
808 720,226
Greeneden US Holdings I LLC, Term Loan,
12/01/27
(a)(l)
..................... 3,308 3,310,712
Informatica LLC, 2nd Lien Term Loan,
7.13%
,
 02/25/25
(n)
................ 676 686,647
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.40%
,
 02/25/27
(a)
.... 4,320 4,279,748
McAfee LLC, Term Loan B, (LIBOR USD 1
Month + 3.75%), 3.90%
,
 09/30/24
(a)
.... 1,824 1,822,335
MH Sub I LLC, 1st Lien Term Loan, 09/13/24
(a)(l)
853 849,704
Netsmart, Inc.,1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 10/01/27
(a)
565 563,706
Planview Parent, Inc., 1st Lien Term Loan,
12/17/27
(a)(c)(l)
.................... 681 679,281
Planview Parent, Inc., Delayed Draw 1st Lien
Term Loan, 12/17/27
(a)(c)(l)
........... 159 158,711
Refinitiv US Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.40%
,
 10/01/25
(a)
6,253 6,239,573
Severin Acquisition LLC, 1st Lien Term Loan,
08/01/25
(a)(l)
..................... 1,758 1,733,847
SolarWinds Holdings, Inc., 1st Lien Term Loan,
02/05/24
(a)(l)
..................... 990 943,713
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 04/16/25
(a)
................ 222 219,227
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.40%
,
 03/03/28
(a)
................ 1,104 1,112,956
Ultimate Software Group, Inc. (The), 1st Lien
Term Loan:
(a)
(LIBOR USD 1 Month + 3.75%),
3.90%, 05/04/26 ............... 1,886 1,883,113
(LIBOR USD 3 Month + 4.00%),
4.75%, 05/04/26 ............... 4,495 4,514,647
Ultimate Software Group, Inc. (The), 2nd Lien
Term Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 05/03/27
(a)
................ 613 629,091
34,642,480
Specialty Retail — 0.3%
(a)
Belron Finance US LLC, Term Loan, (LIBOR
USD 3 Month + 2.25%), 2.46%
,
 11/13/25 . 91 90,912
Belron Finance US LLC, Term Loan B, (LIBOR
USD 3 Month + 2.25%), 2.46%
,
 11/07/24 . 950 948,069
IAA, Inc., Term Loan, (LIBOR USD 1 Month +
2.25%), 2.44%
,
 06/28/26 ........... 208 206,039
Mavis Tire Express Services Corp., 1st Lien
Term Loan, 03/20/25
(l)
.............. 643 630,808

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Mavis Tire Express Services Corp., 1st Lien
Term Loan B2, (LIBOR USD 3 Month +
4.00%), 5.00%
,
 03/20/25 ........... USD 625 $ 626,562
MED ParentCo LP, Delayed Draw 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.25%),
4.39% - 4.40%
,
 08/31/26 ........... 188 185,072
MED ParentCo. LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.40%
,
 08/31/26 ................. 751 738,017
Midas Intermediate Holdco II LLC, Term Loan,
08/18/21
(l)
...................... 394 399,155
PetSmart, Inc., Term Loan, (LIBOR USD 3
Month + 3.50%), 4.50%
,
 03/11/22 ...... 2,671 2,663,432
Woof Holdings, Inc., 1st Lien Term Loan,
12/21/27
(l)
...................... 255 254,470
6,742,536
Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
5.15%
,
 07/23/26
(a)
................ 605 514,028
Trading Companies & Distributors — 0.1%
(a)
Beacon Roofing Supply, Inc., Term Loan,
(LIBOR USD 1 Month + 2.25%),
2.40%
,
 01/02/25 ................. 249 246,662
TMK Hawk Parent, Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 8.50%
,
 05/30/24
(c)
228 218,430
TMK Hawk Parent, Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 08/28/24
(c)
754 587,882
1,052,974
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.51%
,
 05/27/24 ................. 879 801,586
Hargray Communications Group, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 05/16/24 ................. 1,576 1,575,648
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.90%
,
 04/11/25 . 365 360,403
2,737,637
Total Floating Rate Loan Interests — 15.4%
(Cost: $311,856,756) ............................. 313,639,758
Foreign Agency Obligations — 1.3%
Chile — 0.1%
Corp. Nacional del Cobre de Chile, 3.63%
,
08/01/27 ...................... 1,163 1,298,562
China — 0.1%
Chengdu Xingcheng Investment Group Co.
Ltd., 2.50%
,
03/20/21 .............. EUR 100 121,631
China Minmetals Corp., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.72%), 3.75%
(a)(i)
............... USD 300 304,219
Guangxi Financial Investment Group Co. Ltd.:
5.75%, 01/23/21 ................. 200 199,437
3.60%, 11/18/23 ................. 1,190 1,157,647
1,782,934
Colombia — 0.2%
Ecopetrol SA:
6.88%, 04/29/30 ................. 1,146 1,470,031
Security
Par (000)
Par (000) Value
Colombia (continued)
5.88%, 05/28/45 ................. USD 630 $ 759,544
Empresas Publicas de Medellin ESP, 4.38%
,
02/15/31
(b)
..................... 310 333,250
Grupo Energia Bogota SA ESP, 4.88%
,
05/15/30
(b)
..................... 1,200 1,413,000
3,975,825
France — 0.3%
Electricite de France SA:
(GBP Swap 13 Year + 3.96%), 6.00%
(a)(i)
. GBP 800 1,245,519
(EUR Swap Annual 5 Year + 3.37%),
2.88%
(a)(i)
.................... EUR 400 513,093
(EUR Swap Annual 5 Year + 3.20%),
3.00%
(a)(i)
.................... 200 259,881
(EUR Swap Annual 5 Year + 4.00%),
3.37%
(a)(i)
.................... 2,000 2,659,532
2.00%, 12/09/49 ................. 500 710,713
5,388,738
India — 0.3%
Indian Oil Corp. Ltd., 4.75%
,
01/16/24 ..... USD 1,200 1,293,000
Oil India Ltd., 5.13%
,
02/04/29 .......... 640 735,200
Power Finance Corp. Ltd.:
3.75%, 12/06/27 ................. 303 319,665
4.50%, 06/18/29 ................. 2,147 2,364,384
3.95%, 04/23/30 ................. 800 852,750
5,564,999
Indonesia — 0.1%
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25 ................. 219 222,490
Pertamina Persero PT:
4.30%, 05/20/23 ................. 569 609,719
4.18%, 01/21/50 ................. 800 859,500
Perusahaan Penerbit SBSN Indonesia III,
3.80%
,
06/23/50 ................. 732 807,488
2,499,197
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA:
2.63%, 04/28/25 ................. EUR 125 156,554
(EUR Swap Annual 5 Year + 8.92%),
8.50%, 09/10/30
(a)
.............. 150 183,705
340,259
Mexico — 0.0%
Petroleos Mexicanos:
6.50%, 03/13/27 ................. USD 461 487,134
5.35%, 02/12/28 ................. 140 138,250
625,384
Panama — 0.1%
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
............. 858 877,305
Empresa de Transmision Electrica SA, 5.13%
,
05/02/49 ...................... 1,139 1,410,224
2,287,529
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 2.40%
,
09/28/27
(b)
..................... 659 667,238
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.:
3.50%, 04/16/29 ................. 1,181 1,309,065

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Saudi Arabia (continued)
3.50%, 11/24/70
(b)
................ USD 760 $ 763,800
2,072,865
Sri Lanka — 0.0%
SriLankan Airlines Ltd., 7.00%
,
06/25/24 ... 1,700 952,000
Total Foreign Agency Obligations — 1.3%
(Cost: $25,812,501) .............................. 27,455,530
Foreign Government Obligations — 0.3%
France — 0.0%
Aeroports de Paris, 1.00%
,
01/05/29 ...... EUR 200 259,226
Maldives — 0.0%
Republic of Maldives, 7.00%
,
06/07/22 .... USD 900 769,219
Mongolia — 0.0%
State of Mongolia, 8.75%
,
03/09/24 ...... 256 297,200
Sri Lanka — 0.3%
Democratic Socialist Republic of Sri Lanka:
5.75%, 04/18/23 ................. 200 126,938
6.85%, 03/14/24 ................. 800 484,250
6.35%, 06/28/24 ................. 716 432,061
6.83%, 07/18/26 ................. 1,218 691,596
6.20%, 05/11/27 ................. 2,382 1,346,574
7.85%, 03/14/29 ................. 800 455,250
7.55%, 03/28/30 ................. 3,000 1,702,500
5,239,169
Total Foreign Government Obligations — 0.3%
(Cost: $8,670,537) .............................. 6,564,814
Shares
Shares
Investment Companies — 2.0%
Invesco Senior Loan ETF ............. 63,131 1,406,559
iShares 0-5 Year High Yield Corporate Bond
ETF
*
......................... 530,200 24,092,288
iShares Floating Rate Bond ETF
*
........ 308,079 15,625,767
Total Investment Companies — 2.0%
(Cost: $41,731,199) .............................. 41,124,614
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities — 1.4%
Collateralized Mortgage Obligations — 0.2%
Alternative Loan Trust:
Series 2006-OA11, Class A1B, (LIBOR USD
1 Month + 0.38%), 0.53%, 09/25/46
(a)
. 2,370 2,240,842
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 .................... 2,113 1,352,647
LSTAR Securities Investment Trust, Series
2019-1, Class A1, (LIBOR USD 1 Month +
1.70%), 1.85%, 03/01/24
(a)(b)
......... 710 712,778
MCM Trust, Series 2018-NPL2, Class A,
4.00%, 10/25/28
(b)(c)(d)
.............. 148 148,013
4,454,280
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 1.1%
BAMLL Commercial Mortgage Securities
Trust, Series 2016-ISQ, Class E, 3.61%,
08/14/34
(a)(b)
.................... USD 661 $ 630,077
BX Commercial Mortgage Trust, Series
2019-XL, Class G, (LIBOR USD 1 Month +
2.30%), 2.46%, 10/15/36
(a)(b)
......... 2,848 2,824,931
Citigroup Commercial Mortgage Trust, Series
2016-GC37, Class D, 2.79%, 04/10/49
(b)
. 1,000 766,234
Commercial Mortgage Trust, Series 2016-
667M, Class D, 3.18%, 10/10/36
(a)(b)
.... 1,000 978,078
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class B, 4.19%, 06/15/57
(a)
2,000 1,967,388
Series 2019-C17, Class C, 3.93%, 09/15/52 2,158 2,342,570
DBUBS Mortgage Trust, Series 2017-BRBK,
Class D, (LIBOR USD 1 Month + 0.00%),
3.53%, 10/10/34
(a)(b)
............... 990 1,035,124
GS Mortgage Securities Trust, Series 2015-
GC32, Class D, 3.35%, 07/10/48 ...... 220 194,267
Hudson Yards Mortgage Trust, Series 2019-
55HY, Class F, 2.94%, 12/10/41
(a)(b)
..... 1,886 1,729,580
JPMCC Commercial Mortgage Securities
Trust, Series 2017-JP5, Class D, 4.62%,
03/15/50
(a)(b)
.................... 990 921,472
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2015-C23, Class D, 4.14%,
07/15/50
(a)(b)
.................. 310 303,573
Series 2015-C25, Class D, 3.07%, 10/15/48 650 591,375
USDC, Series 2018, Class E, 4.49%,
05/13/38
(a)(b)
.................... 2,000 1,672,155
Velocity Commercial Capital Loan Trust
(a)(b)
:
Series 2019-3, Class M2, 3.28%, 10/25/49 3,359 3,357,347
Series 2019-3, Class M3, 3.38%, 10/25/49 978 963,558
Wells Fargo Commercial Mortgage Trust
(a)
:
Series 2015-C30, Class C, 4.50%, 09/15/58 1,000 1,058,680
Series 2016-NXS5, Class D, 4.99%,
01/15/59 .................... 590 601,333
21,937,742
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Benchmark Mortgage Trust, Series 2019-B13,
Class XA, 1.13%, 08/15/57 .......... 25,605 1,912,312
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class
XC, 0.75%, 08/15/49
(b)
............. 8,700 311,534
2,223,846
Total Non-Agency Mortgage-Backed Securities — 1.4%
(Cost: $29,053,755) .............................. 28,615,868
Beneficial Interest
(000)
Other Interests — 0.0%
(o)
Capital Markets — 0.0%
Millennium Corp. Claim
(c)
.............. 811 —
Total Other Interests — 0.0% ......................... —

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Pa r (000) Value
Preferred Securities — 0.6%
Capital Trusts — 0.6%
Banks — 0.4%
(a)(i)
Bank of America Corp.:
Series X, (LIBOR USD 3 Month + 3.71%),
6.25% ...................... USD 370 $ 410,538
Series Z, (LIBOR USD 3 Month + 4.17%),
6.50% ...................... 30 34,275
Series AA, (LIBOR USD 3 Month + 3.90%),
6.10% ...................... 240 271,932
Series DD, (LIBOR USD 3 Month + 4.55%),
6.30% ...................... 60 70,050
Citigroup, Inc., Series Q, (LIBOR USD 3 Month
+ 4.10%), 4.32% ................. 173 172,135
JPMorgan Chase & Co.:
Series V, (LIBOR USD 3 Month + 3.32%),
3.55%
(g)
..................... 5,744 5,643,135
Series I, (LIBOR USD 3 Month + 3.47%),
3.68% ...................... 328 327,329
Series FF, (SOFR + 3.38%), 5.00% .... 489 514,443
Series HH, (SOFR + 3.13%), 4.60% .... 180 185,850
Lloyds Banking Group plc, (LIBOR USD 3
Month + 1.50%), 6.41%
(b)
........... 100 124,500
Wells Fargo & Co., Series U, (LIBOR USD 3
Month + 3.99%), 5.87% ............ 83 94,101
7,848,288
Capital Markets — 0.0%
Morgan Stanley, Series H, (LIBOR USD 3
Month + 3.61%), 3.85%
(a)(i)
.......... 432 428,890
Consumer Finance — 0.2%
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70%
(a)
(g)(i)
........................... 4,340 4,784,850
Total Capital Trusts — 0.6%
(Cost: $12,271,692) .............................. 13,062,028
Shares
Shares
Preferred Stocks — 0.0%
Banks — 0.0%
CF-B L2 (D), LLC (Acquired 4/08/15-12/15/15,
cost $53,170)
(p)
.................. 56,714 766
Total Preferred Stocks — 0.0%
(Cost: $55,498) ................................ 766
Total Preferred Securities — 0.6%
(Cost: $12,327,190) .............................. 13,062,794
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities — 0.1%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes, Series 2018-DNA1,
Class B1, (LIBOR USD 1 Month + 3.15%),
3.30%, 07/25/30
(a)
................ USD 1,500 $ 1,477,568
Total U.S. Government Sponsored Agency Securities — 0.1%
(Cost: $1,500,000) .............................. 1,477,568
Shares
Shares
Warrants — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
(e)
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00) ..... 495 1,980
SM Energy Co. (Issued/exercisable 06/18 /20, 1
share for 1 warrant, Expires 06/30/23, Strike
Price USD 0.01) ................. 18,140 110,835
Total Warrants — 0.0% ............................. 112,815
Total Long-Term Investments — 92.9%
(Cost: $1,817,361,720) ........................... 1,893,085,999
Short-Term Securities — 6.2%
(q)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
*
................... 124,167,591 124,167,591
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% .......... 1,836,486 1,836,486
Total Short-Term Securities — 6.2%
(Cost: $126,004,077) ............................. 126,004,077
Total Options Purchased — 0.1%
(Cost: $4,038,600) .............................. 2,627,989
Total Investments Before Options Written — 99.2%
(Cost: $1,947,404,397 ) ........................... 2,021,718,065
Total Options Written — (0.1)%
(Premium Received — $2,405,734) ................... (2,552,458)
Total Investments Net of Options Written — 99.1%
(Cost: $1,944,998,663 ) ........................... 2,019,165,607
Other Assets Less Liabilities — 0.9% ................... 18,504,890
Net Assets — 100.0% .............................. $ 2,037,670,497
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)
Non-income producing security.
(f)
Convertible security.
(g)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Perpetual security with no stated maturity date.
(j)
Zero-coupon bond.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)
Amount is less than 500.
(n)
Fixed rate.

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2020
(o)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(p)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $766, representing less than 0.05% of its net assets as of period end, and an original cost of $53,170.
(q)
Annualized 7-day yield as of period end.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 137,443,744 $ — $ (13,276,153) $ — $ — $ 124,167,591 124,167,591 $ 10,823 $ —
iShares 0-5 Year High Yield
Corporate Bond ETF ...... 23,302,290 — — — 789,998 24,092,288 530,200 404,364 —
iShares Floating Rate Bond ETF 15,625,767 — — — — 15,625,767 308,079 27,253 —
$ — $ 789,998 $ 163,885,646 $ 442,440 $ —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Long Bond .................................................... 120 03/22/21 $ 20,783 $ (205,667)
U.S. Treasury Ultra Bond .................................................... 31 03/22/21 6,620 (43,475)
U.S. Treasury 2 Year Note .................................................... 350 03/31/21 77,342 31,828
U.S. Treasury 5 Year Note .................................................... 34 03/31/21 4,290 15,363
(201,951)
Short Contracts
Euro-Bobl ............................................................... 7 03/08/21 1,156 (1,182)
Euro-Bund .............................................................. 14 03/08/21 3,038 (13,381)
U.S. Treasury 10 Year Note ................................................... 492 03/22/21 67,934 (9,409)
U.S. Treasury 10 Year Ultra Note ............................................... 136 03/22/21 21,265 (24,200)
Long Gilt ............................................................... 2 03/29/21 371 (4,038)
(52,210)
$ (254,161)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,514,638 CHF 1,340,000 Bank of America NA 01/22/21 $ 199
USD 12,245 EUR 10,000 BNP Paribas SA 01/22/21 23
USD 1,921,626 EUR 1,570,000 Morgan Stanley & Co. International plc 01/22/21 2,793
USD 176,273 EUR 144,000 JPMorgan Chase Bank NA 02/03/21 228
HKD 12,055,667 USD 1,555,279 Morgan Stanley & Co. International plc 03/17/21 71
3,314
EUR 144,000 USD 176,155 JPMorgan Chase Bank NA 01/06/21 (232)
USD 172,856 EUR 144,000 Barclays Bank plc 01/06/21 (3,067)
USD 171,688 EUR 144,000 Goldman Sachs International 01/06/21 (4,236)
EUR 670,000 USD 821,628 Standard Chartered Bank 01/22/21 (2,762)
USD 134,373 EUR 110,000 Bank of America NA 01/22/21 (68)
USD 129,055,247 EUR 106,020,000 BNP Paribas SA 01/22/21 (521,015)
USD 22,544,124 EUR 18,520,000 Morgan Stanley & Co. International plc 01/22/21 (90,779)
USD 1,737,301 GBP 1,300,000 Bank of America NA 01/22/21 (40,716)
USD 12,575,077 GBP 9,410,000 Morgan Stanley & Co. International plc 01/22/21 (295,033)
USD 18,185,658 GBP 13,610,000 Standard Chartered Bank 01/22/21 (428,816)
USD 1,023,566 SEK 8,570,000 Morgan Stanley & Co. International plc 01/22/21 (18,294)
USD 114,658 EUR 94,680 Bank of America NA 03/17/21 (1,195)
USD 4,695,148 HKD 36,397,533 Morgan Stanley & Co. International plc 03/17/21 (642)
USD 1,187,882 JPY 123,581,620 Goldman Sachs International 03/17/21 (9,955)
USD 749,049 SGD 1,000,000 Morgan Stanley & Co. International plc 03/17/21 (7,663)
(1,424,473)
$ (1,421,159)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EURO STOXX 50 Index ....................... 43 03/19/21 EUR 3,800.00 EUR 1,528 $ 14,499
EURO STOXX Bank Index ..................... 5,858 03/19/21 EUR 80.00 EUR 21,607 930,335

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2020
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
STOXX Europe 600 Telecommunications Index ....... 178 06/18/21 EUR 230.00 EUR 1,831 $ 10,873
955,707
Put
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 22,022 02/19/21 USD 134.00 USD 304,190 1,596,594
$ 2,552,301
OTC Credit Default Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Call
Bought Protection on
5-Year Credit Default
Swap
ITRAXX.EUR.
MAIN.34.V1 Quarterly 1.00 % Quarterly Bank of America NA 02/17/21 EUR 42.50 EUR 6,000 $ 4,122
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
2.50% Semi-Annual 3 month LIBOR Quarterly Citibank NA 01/15/21 2.50 % USD 57,250 $ —
30-Year Interest Rate Swap
(a)
2.50% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 08/13/21 2.50 USD 18,000 71,566
$ 71,566
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 22,022 02/19/21 USD 140.00 USD 304,190 $ (1,145,144)
EURO STOXX Bank Index ...................... 5,858 03/19/21 EUR 90.00 EUR 21,607 (295,203)
(1,440,347)
Put
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 22,022 02/19/21 USD 131.00 USD 304,190 (1,112,111)
$ (2,552,458)

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2020
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.35.V1 ..... 1.00 % Quarterly 12/20/25 BBB+ USD 186,000 $ 4,614,072 $ 3,051,105 $ 1,562,967
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Nordstrom, Inc. ........... 1.00 % Quarterly Barclays Bank plc 06/20/25 USD 57 $ 3,553 $ 12,209 $ (8,656)
Nordstrom, Inc. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 USD 67 4,170 14,302 (10,132)
$ – $ – $ –
$ 7,723 $ 26,511 $ (18,788)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CenturyLink, Inc. ...... 1.00 % Quarterly Barclays Bank plc 12/20/23 NR USD 30 $ (719) $ (1,366) $ 647
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 B EUR 190 21,084 19,644 1,440
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 82 (8,027) (13,299) 5,272
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 38 (3,660) (6,065) 2,405
GKN Holdings Ltd. ..... 1.00 Quarterly Citibank NA 12/20/25 BB+ EUR 180 (9,220) (9,371) 151
$ (542) $ (10,457) $ 9,915
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
3 month LIBOR ....................................... London Interbank Offered Rate 0.24%
Glossary of Terms Used in this Report
Currency Abbreviations
CHF Swiss Franc
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
SEK Swedish Krona
SGD Singapore Dollar
USD United States Dollar

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2020
Portfolio Abbreviations
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
CVA Certification Van Aandelon (Dutch Certificate)
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GUKG1 UK Government Bond 1 Year Note Generic Bid Yield
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 104,226,376 $ 10,861,320 $ 115,087,696
Common Stocks:
Banks ............................................... — 8,619,198 — 8,619,198
Building Products ....................................... 8,997 — — 8,997
Capital Markets ........................................ — 1,604,564 — 1,604,564
Chemicals ............................................ 540,765 — — 540,765
Commercial Services & Supplies ............................. — — 3,681 3,681
Construction & Engineering ................................ 39,150 — — 39,150

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2020
Level 1 Level 2 Level 3 Total
Consumer Finance ...................................... $ — $ 90,225 $ — $ 90,225
Diversified Telecommunication Services ........................ — 57,027 — 57,027
Entertainment ......................................... 256,298 — — 256,298
Equity Real Estate Investment Trusts (REITs) .................... 1,563,285 — — 1,563,285
Health Care Providers & Services ............................ — — 4 4
Life Sciences Tools & Services .............................. 34,973 — — 34,973
Machinery ............................................ — 4,953 — 4,953
Media ............................................... 126,918 — — 126,918
Metals & Mining ........................................ 705,474 — — 705,474
Oil, Gas & Consumable Fuels ............................... 23,684 — — 23,684
Pharmaceuticals ....................................... 515,528 — — 515,528
Professional Services .................................... — 123,063 — 123,063
Software ............................................. 230 — — 230
Corporate Bonds ........................................ — 1,331,626,525 — 1,331,626,525
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 4,590,555 284,133 4,874,688
Airlines .............................................. — 4,658,663 — 4,658,663
Auto Components ...................................... — 4,426,708 — 4,426,708
Automobiles .......................................... — 1,570,212 — 1,570,212
Building Products ....................................... — 4,065,283 — 4,065,283
Capital Markets ........................................ — 1,143,650 — 1,143,650
Chemicals ............................................ — 8,151,978 — 8,151,978
Commercial Services & Supplies ............................. — 11,381,510 633,277 12,014,787
Construction & Engineering ................................ — 2,146,926 — 2,146,926
Construction Materials .................................... — 4,057,754 328,000 4,385,754
Containers & Packaging .................................. — 8,388,672 — 8,388,672
Distributors ........................................... — 274,000 — 274,000
Diversified Consumer Services .............................. — 9,346,063 311,713 9,657,776
Diversified Financial Services ............................... — 19,938,498 639,292 20,577,790
Diversified Telecommunication Services ........................ — 14,261,712 — 14,261,712
Electric Utilities ........................................ — 687,204 — 687,204
Electrical Equipment ..................................... — 2,756,079 — 2,756,079
Entertainment ......................................... — 4,780,848 — 4,780,848
Equity Real Estate Investment Trusts (REITs) .................... — 1,399,377 — 1,399,377
Food & Staples Retailing .................................. — 3,040,253 — 3,040,253
Food Products ......................................... — 6,305,688 474,184 6,779,872
Health Care Equipment & Supplies ........................... — 2,702,431 — 2,702,431
Health Care Providers & Services ............................ — 11,814,455 1,753,509 13,567,964
Health Care Technology .................................. — 2,613,699 — 2,613,699
Hotels, Restaurants & Leisure .............................. — 15,357,166 179,104 15,536,270
Household Durables ..................................... — 866,204 — 866,204
Independent Power and Renewable Electricity Producers ............ — 1,232,717 — 1,232,717
Industrial Conglomerates .................................. — 5,029,187 — 5,029,187
Insurance ............................................ — 12,760,942 — 12,760,942
Interactive Media & Services ............................... — 5,214,967 — 5,214,967
Internet & Direct Marketing Retail ............................ — 1,261,826 — 1,261,826
IT Services ........................................... — 30,982,711 — 30,982,711
Leisure Products ....................................... — 942,661 — 942,661
Life Sciences Tools & Services .............................. — 2,559,845 720,148 3,279,993
Machinery ............................................ — 6,157,019 69,060 6,226,079
Media ............................................... — 21,051,981 2,206,232 23,258,213
Metals & Mining ........................................ — 2,443,601 — 2,443,601
Multiline Retail ......................................... — 156,743 — 156,743
Oil, Gas & Consumable Fuels ............................... — 1,855,167 — 1,855,167
Personal Products ...................................... — 3,445,271 — 3,445,271
Pharmaceuticals ....................................... — 7,620,890 — 7,620,890
Professional Services .................................... — 5,122,849 — 5,122,849
Road & Rail ........................................... — 1,561,492 — 1,561,492
Semiconductors & Semiconductor Equipment .................... — 225,994 — 225,994
Software ............................................. — 33,804,488 837,992 34,642,480
Specialty Retail ........................................ — 6,742,536 — 6,742,536
Technology Hardware, Storage & Peripherals .................... — 514,028 — 514,028
Trading Companies & Distributors ............................ — 246,662 806,312 1,052,974
Wireless Telecommunication Services ......................... — 2,737,637 — 2,737,637
Foreign Agency Obligations ................................. — 27,455,530 — 27,455,530
Foreign Government Obligations .............................. — 6,564,814 — 6,564,814

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2020
Level 1 Level 2 Level 3 Total
Investment Companies .................................... $ 41,124,614 $ — $ — $ 41,124,614
Non-Agency Mortgage-Backed Securities ........................ — 28,467,855 148,013 28,615,868
Preferred Securities ...................................... — 13,062,028 — 13,062,028
U.S. Government Sponsored Agency Securities .................... — 1,477,568 — 1,477,568
Warrants .............................................. 1,980 110,835 — 112,815
Short-Term Securities ....................................... 126,004,077 — — 126,004,077
Options Purchased:
Credit contracts .......................................... — 4,122 — 4,122
Equity contracts .......................................... 2,552,301 — — 2,552,301
Interest rate contracts ...................................... — 71,566 — 71,566
Subtotal ....................................................
$ 173,498,274 $ 1,827,963,051 $ 20,255,974 $ 2,021,717,299
Investments Valued at NAV
(a)
...................................... 766
$ —
Total Investments .............................................. $ 2,021,718,065
$ —
Derivative Financial Instruments
(b)
Assets:
Credit contracts ........................................... $ — $ 1,572,882 $ — $ 1,572,882
Foreign currency exchange contracts ............................ — 3,314 — 3,314
Interest rate contracts ....................................... 47,191 — — 47,191
Liabilities:
Credit contracts ........................................... — (18,788) — (18,788)
Equity contracts ........................................... (2,552,458) — — (2,552,458)
Foreign currency exchange contracts ............................ — (1,424,473) — (1,424,473)
Interest rate contracts ....................................... (301,352) — — (301,352)
$ (2,806,619) $ 132,935 $ — $ (2,673,684)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities Total
Investments:
Assets:
Opening balance, as of September 30, 2020 ............................................... $ 11,344,347 $ 9,820 $ 3,978,718 $ 1,973,708 $ 17,306,593
Transfers into level 3 ............................................................. — — 2,462,207 — 2,462,207
Transfers out of level 3 ............................................................ — — (2,921,216) (984,052) (3,905,268)
Accrued discounts/premiums ......................................................... (52) — 10,783 (66) 10,665
Net realized gain ................................................................ 470 — 1,639 2,361 4,470
Net change in unrealized appreciation (depreciation)
(a)
........................................ 64,068 (6,135) 38,203 (1,927) 94,209
Purchases ..................................................................... — — 6,049,482 — 6,049,482
Sales ........................................................................ (547,513) — (376,860) (842,011) (1,766,384)
Closing balance, as of December 31, 2020 ................................................
$ 10,861,320 $ 3,685 $ 9,242,956 $ 148,013 $ 20,255,974
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2020
(a)
.........
$ 64,068 $ (6,135) $ 39,166 $ (1,927) $ 95,172
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.